UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 81121991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2013

1.912902.102

SUF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.5%
Autoliv, Inc.	160,900	$ 10,487,462
Cooper Tire & Rubber Co.	265,127	6,702,411
Lear Corp.	211,200	11,282,304
The Goodyear Tire & Rubber Co. (a)	69,100	896,918
TRW Automotive Holdings Corp. (a)	172,000	10,094,680
		39,463,775
Automobiles - 0.8%
Ford Motor Co.	3,999,900	50,438,739
General Motors Co. (a)	441,600	11,989,440
		62,428,179
Diversified Consumer Services - 0.1%
H&R Block, Inc.	78,600	1,953,996
Hillenbrand, Inc.	232,100	5,730,549
		7,684,545
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	167,000	5,973,590
Darden Restaurants, Inc.	44,800	2,072,896
Hyatt Hotels Corp. Class A (a)	41,500	1,705,235
McDonald's Corp.	171,100	16,408,490
Royal Caribbean Cruises Ltd.	56,400	1,966,668
		28,126,879
Household Durables - 0.8%
D.R. Horton, Inc.	781,748	17,432,980
Harman International Industries, Inc.	141,700	6,015,165
Jarden Corp.	265,900	16,515,049
Lennar Corp. Class A	242,400	9,354,216
Newell Rubbermaid, Inc.	81,100	1,892,874
Tupperware Brands Corp.	15,600	1,220,388
Whirlpool Corp.	126,600	14,299,470
		66,730,142
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	33,500	1,340,670
Mattel, Inc.	93,300	3,801,975
		5,142,645
Media - 2.4%
CBS Corp. Class B	165,600	7,185,384
DIRECTV (a)	489,200	23,564,764
Gannett Co., Inc.	488,300	9,800,181
Interpublic Group of Companies, Inc.	121,700	1,555,326
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A	363,900	$ 10,480,320
Omnicom Group, Inc.	74,500	4,285,985
Scholastic Corp.	95,400	2,871,540
The Walt Disney Co.	751,700	41,035,303
Time Warner Cable, Inc.	450,170	38,890,186
Time Warner, Inc.	907,900	48,273,043
Viacom, Inc. Class B (non-vtg.)	301,800	17,643,228
		205,585,260
Multiline Retail - 1.2%
Big Lots, Inc. (a)	160,800	5,354,640
Dillard's, Inc. Class A	93,300	7,434,144
J.C. Penney Co., Inc.	227,000	3,988,390
Kohl's Corp.	375,500	17,310,550
Macy's, Inc.	493,000	20,262,300
Nordstrom, Inc.	227,600	12,340,472
Target Corp.	578,500	36,422,360
		103,112,856
Specialty Retail - 0.7%
AutoZone, Inc. (a)	8,200	3,117,230
Best Buy Co., Inc.	236,300	3,877,683
Foot Locker, Inc.	42,500	1,453,075
GameStop Corp. Class A	34,200	857,052
Gap, Inc.	135,200	4,450,784
Home Depot, Inc.	161,300	11,049,050
PetSmart, Inc.	126,100	8,210,371
RadioShack Corp.	168,700	506,100
Ross Stores, Inc.	294,000	17,040,240
Signet Jewelers Ltd.	22,300	1,365,206
Tiffany & Co., Inc.	114,000	7,656,240
		59,583,031
TOTAL CONSUMER DISCRETIONARY		577,857,312
CONSUMER STAPLES - 4.9%
Beverages - 0.4%
Anheuser-Busch InBev SA NV ADR	45,700	4,295,343
Coca-Cola Enterprises, Inc.	80,900	2,894,602
Constellation Brands, Inc. Class A (sub. vtg.) (a)	70,600	3,123,344
Diageo PLC sponsored ADR	83,700	10,019,727
Dr. Pepper Snapple Group, Inc.	58,700	2,560,494
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	44,800	$ 1,980,608
PepsiCo, Inc.	166,228	12,595,096
		37,469,214
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	80,000	8,103,200
CVS Caremark Corp.	1,105,500	56,513,160
Kroger Co.	583,000	17,029,430
Safeway, Inc.	572,100	13,650,306
Sysco Corp.	165,800	5,332,128
Wal-Mart Stores, Inc.	943,400	66,773,852
Walgreen Co.	468,300	19,172,202
		186,574,278
Food Products - 1.3%
Archer Daniels Midland Co.	521,900	16,627,734
Bunge Ltd.	129,300	9,582,423
Campbell Soup Co.	88,700	3,650,892
ConAgra Foods, Inc.	105,400	3,595,194
Dole Food Co., Inc. (a)	352,900	3,952,480
Fresh Del Monte Produce, Inc.	177,200	4,623,148
General Mills, Inc.	345,800	15,993,250
Ingredion, Inc.	187,000	12,379,400
Smithfield Foods, Inc. (a)	338,300	7,523,792
The Hershey Co.	123,400	10,284,156
The J.M. Smucker Co.	37,000	3,526,100
Tyson Foods, Inc. Class A	448,400	10,165,228
Unilever NV (NY Reg.)	235,800	9,177,336
		111,081,133
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	2,793,600
Energizer Holdings, Inc.	117,800	10,829,354
Procter & Gamble Co.	217,700	16,584,386
		30,207,340
Tobacco - 0.6%
Altria Group, Inc.	571,100	19,160,405
Philip Morris International, Inc.	273,156	25,062,063
Reynolds American, Inc.	157,600	6,883,968
		51,106,436
TOTAL CONSUMER STAPLES		416,438,401
Common Stocks - continued
	Shares	Value
ENERGY - 10.8%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	18,500	$ 946,275
Halliburton Co.	469,100	19,472,341
Helmerich & Payne, Inc.	149,350	9,895,931
McDermott International, Inc. (a)	869,053	11,054,354
Nabors Industries Ltd.	530,500	8,891,180
National Oilwell Varco, Inc.	215,200	14,661,576
Parker Drilling Co. (a)	355,005	1,689,824
Rowan Companies PLC (a)	35,000	1,210,650
RPC, Inc.	43,000	695,740
Schlumberger Ltd.	374,800	29,178,180
		97,696,051
Oil, Gas & Consumable Fuels - 9.6%
Apache Corp.	565,053	41,966,486
Chevron Corp.	1,820,100	213,224,715
ConocoPhillips	1,141,300	66,138,335
CVR Energy, Inc.	284,800	16,000,064
Devon Energy Corp.	608,300	33,006,358
Energen Corp.	26,000	1,202,240
Exxon Mobil Corp.	2,382,300	213,334,965
Hess Corp.	468,800	31,175,200
Marathon Oil Corp.	763,100	25,563,850
Marathon Petroleum Corp.	621,800	51,534,784
Murphy Oil Corp.	201,800	12,285,584
Occidental Petroleum Corp.	388,467	31,982,488
Phillips 66	447,700	28,187,192
Pioneer Natural Resources Co.	68,400	8,605,404
Tesoro Corp.	34,500	1,940,280
Valero Energy Corp.	707,200	32,241,248
W&T Offshore, Inc.	193,081	2,869,184
		811,258,377
TOTAL ENERGY		908,954,428
FINANCIALS - 16.6%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	580,400	39,832,852
Bank of New York Mellon Corp.	896,700	24,336,438
BlackRock, Inc. Class A	110,429	26,475,353
Charles Schwab Corp.	277,700	4,509,848
Franklin Resources, Inc.	60,000	8,475,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GFI Group, Inc.	216,900	$ 761,319
Goldman Sachs Group, Inc.	351,500	52,640,640
Invesco Ltd.	115,100	3,083,529
Morgan Stanley	298,600	6,733,430
Northern Trust Corp.	62,000	3,296,540
State Street Corp.	444,000	25,125,960
		195,270,909
Commercial Banks - 4.1%
Banco Santander SA (Spain) sponsored ADR	720,768	5,463,421
BB&T Corp.	190,300	5,777,508
BOK Financial Corp.	17,700	1,051,911
CIT Group, Inc. (a)	56,600	2,369,276
Comerica, Inc.	424,100	14,580,558
Commerce Bancshares, Inc.	26,335	1,003,100
Cullen/Frost Bankers, Inc.	15,900	962,904
East West Bancorp, Inc.	39,600	974,160
Fifth Third Bancorp	859,900	13,620,816
First Republic Bank	184,400	6,721,380
Huntington Bancshares, Inc.	1,641,300	11,538,339
KeyCorp	1,039,600	9,761,844
M&T Bank Corp.	67,500	6,891,075
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,114,000	6,171,560
PNC Financial Services Group, Inc.	604,600	37,720,994
SunTrust Banks, Inc.	393,500	10,856,665
U.S. Bancorp	1,402,300	47,650,154
Wells Fargo & Co.	4,575,466	160,507,347
Zions Bancorporation	51,900	1,252,866
		344,875,878
Consumer Finance - 1.1%
American Express Co.	733,700	45,599,455
Capital One Financial Corp.	199,400	10,175,382
Discover Financial Services	584,700	22,528,491
Nelnet, Inc. Class A	162,277	5,384,351
SLM Corp.	461,200	8,748,964
		92,436,643
Diversified Financial Services - 3.6%
Bank of America Corp.	3,489,200	39,183,716
Citigroup, Inc.	1,711,208	71,819,400
JPMorgan Chase & Co.	3,916,200	191,580,504
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
PHH Corp. (a)	132,900	$ 2,792,229
The NASDAQ Stock Market, Inc.	50,400	1,595,664
		306,971,513
Insurance - 5.0%
ACE Ltd.	92,800	7,924,192
AFLAC, Inc.	363,300	18,146,835
Allstate Corp.	560,600	25,798,812
American Financial Group, Inc.	247,700	10,888,892
American International Group, Inc. (a)	862,100	32,768,421
Assurant, Inc.	304,600	12,790,154
Axis Capital Holdings Ltd.	34,500	1,405,185
Cincinnati Financial Corp.	45,900	2,065,959
Everest Re Group Ltd.	92,000	11,464,120
Genworth Financial, Inc. Class A (a)	254,600	2,174,284
Hanover Insurance Group, Inc.	130,400	5,565,472
Hartford Financial Services Group, Inc.	470,900	11,117,949
HCC Insurance Holdings, Inc.	363,600	14,544,000
Lincoln National Corp.	691,193	20,417,841
Loews Corp.	294,700	12,704,517
Markel Corp. (a)	5,400	2,610,630
MetLife, Inc.	179,543	6,363,004
Montpelier Re Holdings Ltd.	187,300	4,630,056
PartnerRe Ltd.	167,100	14,912,004
Principal Financial Group, Inc.	88,000	2,781,680
ProAssurance Corp.	188,800	8,852,832
Progressive Corp.	187,500	4,567,500
Prudential Financial, Inc.	882,400	49,034,968
Reinsurance Group of America, Inc.	28,000	1,610,000
RenaissanceRe Holdings Ltd.	38,200	3,340,208
The Chubb Corp.	823,791	69,223,158
The Travelers Companies, Inc.	603,400	48,525,428
Torchmark Corp.	79,000	4,439,010
Tower Group, Inc.	176,400	3,289,860
W.R. Berkley Corp.	57,100	2,369,650
XL Group PLC Class A	84,800	2,428,672
		418,755,293
Real Estate Investment Trusts - 0.5%
Digital Realty Trust, Inc.	192,581	12,899,075
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	123,500	$ 19,619,210
Weyerhaeuser Co.	332,700	9,784,707
		42,302,992
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	113,500	1,532,250
People's United Financial, Inc.	98,000	1,283,800
		2,816,050
TOTAL FINANCIALS		1,403,429,278
HEALTH CARE - 9.3%
Biotechnology - 0.8%
Amgen, Inc.	640,900	58,584,669
United Therapeutics Corp. (a)	205,300	12,278,993
		70,863,662
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	653,000	22,064,870
Baxter International, Inc.	424,800	28,716,480
Becton, Dickinson & Co.	60,700	5,345,242
Boston Scientific Corp. (a)	394,500	2,915,355
C.R. Bard, Inc.	23,200	2,293,320
CareFusion Corp. (a)	56,600	1,853,084
Covidien PLC	734,765	46,709,011
Medtronic, Inc.	489,000	21,985,440
St. Jude Medical, Inc.	86,900	3,562,900
Stryker Corp.	107,200	6,847,936
Zimmer Holdings, Inc.	353,800	26,520,848
		168,814,486
Health Care Providers & Services - 2.1%
Aetna, Inc.	570,000	26,898,300
AmerisourceBergen Corp.	65,100	3,072,720
Cardinal Health, Inc.	95,800	4,426,918
CIGNA Corp.	80,600	4,711,876
Community Health Systems, Inc.	334,361	14,130,096
HCA Holdings, Inc.	111,100	4,120,699
Humana, Inc.	100,200	6,839,652
Laboratory Corp. of America Holdings (a)	38,200	3,384,520
LifePoint Hospitals, Inc. (a)	144,200	6,357,778
McKesson Corp.	137,000	14,539,810
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	31,200	$ 1,162,512
Quest Diagnostics, Inc.	41,500	2,331,055
UnitedHealth Group, Inc.	1,218,300	65,118,135
Universal Health Services, Inc. Class B	100,600	5,823,734
WellPoint, Inc.	272,900	16,968,922
		179,886,727
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	98,100	4,069,188
Thermo Fisher Scientific, Inc.	335,713	24,775,619
		28,844,807
Pharmaceuticals - 4.0%
AbbVie, Inc.	556,200	20,534,904
Eli Lilly & Co.	327,300	17,890,218
Endo Health Solutions, Inc. (a)	131,000	4,061,000
Forest Laboratories, Inc. (a)	149,600	5,505,280
Johnson & Johnson	322,300	24,530,253
Merck & Co., Inc.	2,709,800	115,789,754
Mylan, Inc. (a)	114,900	3,402,189
Pfizer, Inc.	5,253,600	143,791,032
		335,504,630
TOTAL HEALTH CARE		783,914,312
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.0%
Engility Holdings, Inc. (a)	35,083	662,016
Exelis, Inc.	190,900	1,970,088
General Dynamics Corp.	559,800	38,049,606
Honeywell International, Inc.	201,000	14,090,100
L-3 Communications Holdings, Inc.	397,300	30,302,071
Lockheed Martin Corp.	183,900	16,183,200
Northrop Grumman Corp.	336,400	22,094,752
Raytheon Co.	353,000	19,263,210
Rockwell Collins, Inc.	38,500	2,314,235
United Technologies Corp.	315,700	28,586,635
		173,515,913
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
FedEx Corp.	81,200	$ 8,560,916
United Parcel Service, Inc. Class B	204,400	16,893,660
		25,454,576
Airlines - 0.1%
Alaska Air Group, Inc. (a)	19,800	1,020,690
Delta Air Lines, Inc. (a)	202,200	2,885,394
SkyWest, Inc.	168,498	2,358,972
Southwest Airlines Co.	208,100	2,434,770
United Continental Holdings, Inc. (a)	93,700	2,502,727
		11,202,553
Building Products - 0.3%
Owens Corning (a)	581,000	22,548,610
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	7,606,656
R.R. Donnelley & Sons Co.	355,900	3,715,596
Republic Services, Inc.	102,800	3,232,032
The Brink's Co.	157,000	4,152,650
Tyco International Ltd.	119,500	3,825,195
		22,532,129
Construction & Engineering - 0.2%
KBR, Inc.	178,800	5,433,732
Tutor Perini Corp. (a)	185,700	3,158,757
URS Corp.	188,400	7,961,784
		16,554,273
Electrical Equipment - 0.3%
Emerson Electric Co.	411,300	23,320,710
Rockwell Automation, Inc.	35,000	3,161,900
		26,482,610
Industrial Conglomerates - 1.8%
3M Co.	193,800	20,155,200
General Electric Co.	5,574,900	129,449,178
		149,604,378
Machinery - 1.9%
AGCO Corp.	240,200	12,365,496
Caterpillar, Inc.	189,400	17,494,878
Cummins, Inc.	53,600	6,210,632
Deere & Co.	554,800	48,728,084
Dover Corp.	50,500	3,704,175
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	130,700	$ 8,038,050
Ingersoll-Rand PLC	73,300	3,859,245
Lincoln Electric Holdings, Inc.	21,600	1,210,680
PACCAR, Inc.	99,600	4,724,028
Parker Hannifin Corp.	237,900	22,476,792
Snap-On, Inc.	16,400	1,316,428
SPX Corp.	80,000	6,440,800
Stanley Black & Decker, Inc.	207,500	16,330,250
Timken Co.	159,100	8,642,312
WABCO Holdings, Inc. (a)	17,800	1,223,216
		162,765,066
Professional Services - 0.0%
Dun & Bradstreet Corp.	12,600	1,015,560
Manpower, Inc.	22,100	1,206,660
		2,222,220
Road & Rail - 0.4%
CSX Corp.	290,900	6,673,246
Norfolk Southern Corp.	343,600	25,099,980
		31,773,226
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	404,800	5,452,656
TOTAL INDUSTRIALS		650,108,210
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	4,581,000	95,513,850
Harris Corp.	301,200	14,478,684
Juniper Networks, Inc. (a)	145,400	3,006,872
QUALCOMM, Inc.	268,000	17,588,840
		130,588,246
Computers & Peripherals - 1.0%
Apple, Inc.	66,100	29,176,540
Dell, Inc.	563,500	7,860,825
EMC Corp. (a)	361,700	8,322,717
Hewlett-Packard Co.	553,700	11,151,518
Seagate Technology	502,900	16,173,264
Western Digital Corp.	205,800	9,705,528
		82,390,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	25,200	$ 1,011,780
Avnet, Inc. (a)	71,700	2,531,727
Corning, Inc.	1,085,831	13,692,329
Molex, Inc.	40,900	1,133,339
TE Connectivity Ltd.	714,700	28,680,911
Tech Data Corp. (a)	119,000	6,314,140
Vishay Intertechnology, Inc. (a)	255,200	3,366,088
		56,730,314
Internet Software & Services - 0.2%
eBay, Inc. (a)	196,400	10,739,152
Yahoo!, Inc. (a)	333,500	7,106,885
		17,846,037
IT Services - 1.4%
Amdocs Ltd.	363,200	13,245,904
CSG Systems International, Inc. (a)	185,800	3,606,378
Fidelity National Information Services, Inc.	82,700	3,113,655
Global Payments, Inc.	22,200	1,070,262
IBM Corp.	348,800	70,049,504
Visa, Inc. Class A	178,800	28,364,832
		119,450,535
Office Electronics - 0.1%
Xerox Corp.	1,389,800	11,271,278
Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	338,900	4,642,930
Cree, Inc. (a)	30,100	1,361,423
GT Advanced Technologies, Inc. (a)	505,500	1,445,730
Intel Corp.	1,557,300	32,469,705
KLA-Tencor Corp.	46,900	2,568,244
Texas Instruments, Inc.	206,700	7,104,279
		49,592,311
Software - 1.9%
Microsoft Corp.	1,259,936	35,026,221
Oracle Corp.	2,797,601	95,845,810
Symantec Corp. (a)	1,418,100	33,240,264
		164,112,295
TOTAL INFORMATION TECHNOLOGY		631,981,408
Common Stocks - continued
	Shares	Value
MATERIALS - 2.6%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	53,300	$ 4,601,922
Albemarle Corp.	23,000	1,496,840
Ashland, Inc.	126,700	9,878,799
Cabot Corp.	239,100	8,794,098
CF Industries Holdings, Inc.	56,900	11,427,227
E.I. du Pont de Nemours & Co.	239,500	11,472,050
Eastman Chemical Co.	186,000	12,969,780
Ecolab, Inc.	211,600	16,197,980
Huntsman Corp.	686,400	11,826,672
Kronos Worldwide, Inc.	79,546	1,361,032
NewMarket Corp.	3,800	956,346
Potash Corp. of Saskatchewan, Inc.	336,800	13,514,457
Stepan Co.	141,400	8,659,336
Syngenta AG (Switzerland)	30,400	12,901,331
The Dow Chemical Co.	204,700	6,493,084
The Mosaic Co.	83,700	4,899,798
		137,450,752
Containers & Packaging - 0.2%
Ball Corp.	93,300	4,143,453
Bemis Co., Inc.	26,000	970,840
Crown Holdings, Inc. (a)	48,300	1,877,421
Rock-Tenn Co. Class A	85,000	7,518,250
Sonoco Products Co.	30,200	959,454
		15,469,418
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	307,916	9,382,201
Freeport-McMoRan Copper & Gold, Inc.	810,900	25,883,928
Newmont Mining Corp.	153,500	6,184,515
Nucor Corp.	38,900	1,752,445
Reliance Steel & Aluminum Co.	23,400	1,558,206
Steel Dynamics, Inc.	620,300	9,471,981
		54,233,276
Paper & Forest Products - 0.2%
International Paper Co.	113,200	4,981,932
Schweitzer-Mauduit International, Inc.	199,000	7,333,150
		12,315,082
TOTAL MATERIALS		219,468,528
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	2,588,100	$ 92,938,671
Wireless Telecommunication Services - 0.4%
China Mobile Ltd. sponsored ADR	222,800	12,209,440
MetroPCS Communications, Inc. (a)	91,600	897,680
Vodafone Group PLC	5,850,900	14,675,207
Vodafone Group PLC sponsored ADR	231,000	5,807,340
		33,589,667
TOTAL TELECOMMUNICATION SERVICES		126,528,338
UTILITIES - 2.5%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	661,000	30,928,190
Edison International	141,500	6,796,245
Entergy Corp.	242,600	15,104,276
FirstEnergy Corp.	108,200	4,271,736
NextEra Energy, Inc.	533,100	38,313,897
NV Energy, Inc.	110,100	2,175,576
OGE Energy Corp.	14,700	851,277
Pepco Holdings, Inc.	54,800	1,111,892
Pinnacle West Capital Corp.	30,900	1,728,546
Portland General Electric Co.	221,500	6,576,335
PPL Corp.	138,300	4,262,406
Xcel Energy, Inc.	116,000	3,329,200
		115,449,576
Gas Utilities - 0.2%
Atmos Energy Corp.	183,800	7,015,646
Questar Corp.	324,100	7,619,591
		14,635,237
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	551,600	6,409,592
Multi-Utilities - 0.9%
Alliant Energy Corp.	31,400	1,497,466
Ameren Corp.	62,700	2,118,633
Consolidated Edison, Inc.	75,800	4,472,200
DTE Energy Co.	54,100	3,613,880
Integrys Energy Group, Inc.	23,400	1,323,738
MDU Resources Group, Inc.	53,300	1,287,728
Public Service Enterprise Group, Inc.	577,800	18,830,502
Sempra Energy	224,431	17,451,755
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc.	67,300	$ 1,160,925
Wisconsin Energy Corp.	584,615	24,144,600
		75,901,427
Water Utilities - 0.0%
American Water Works Co., Inc.	44,200	1,743,690
TOTAL UTILITIES		214,139,522
TOTAL COMMON STOCKS (Cost $4,740,615,410)		5,932,819,737
Equity Funds - 27.6%

Large Value Funds - 20.5%
American Beacon Large Cap Value Fund Institutional Class	19,144,141	440,698,117
ASTON/River Road Dividend All Cap Value Fund Class N	14,543,203	173,645,848
BlackRock Equity Dividend Fund Investor A Class	11,544,538	241,973,514
Invesco Diversified Dividend Fund - Class A	29,636,039	428,833,478
John Hancock Classic Value Fund Class I	2,279,251	43,579,280
JPMorgan Value Advantage Fund Select Class	17,650,655	401,552,396
TOTAL LARGE VALUE FUNDS		1,730,282,633
Mid-Cap Blend Funds - 3.1%
Fidelity Low-Priced Stock Fund (b)	6,312,824	262,739,727
Mid-Cap Value Funds - 4.0%
T. Rowe Price Mid Cap Value Fund	13,172,847	340,386,354
TOTAL EQUITY FUNDS (Cost $1,980,514,918)		2,333,408,714
Money Market Funds - 1.8%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (c) (Cost $153,139,848)	153,139,848	$ 153,139,848
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,874,270,176)		8,419,368,299
NET OTHER ASSETS (LIABILITIES) - 0.3%		24,808,373
NET ASSETS - 100%		$ 8,444,176,672
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,307 CME E-mini S&P 500 Index Contracts	March 2013	$ 98,894,155	$ 1,756,612

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing
(b) Affiliated Company
(c) The rate quoted is the annualized seven-day yield of the fund at the period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 276,851,599	$ 13,711,743	$ 60,000,000	$ 3,458,096	$ 262,739,727
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 577,857,312	$ 577,857,312	$ -	$ -
Consumer Staples	416,438,401	416,438,401	-	-
Energy	908,954,428	908,954,428	-	-
Financials	1,403,429,278	1,403,429,278	-	-
Health Care	783,914,312	783,914,312	-	-
Industrials	650,108,210	650,108,210	-	-
Information Technology	631,981,408	631,981,408	-	-
Materials	219,468,528	206,567,197	12,901,331	-
Telecommunication Services	126,528,338	111,853,131	14,675,207	-
Utilities	214,139,522	214,139,522	-	-
Equity Funds	2,333,408,714	2,333,408,714	-	-
Money Market Funds	153,139,848	153,139,848	-	-
Total Investments in Securities:	$ 8,419,368,299	$ 8,391,791,761	$ 27,576,538	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,756,612	$ 1,756,612	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $6,884,067,788. Net unrealized appreciation aggregated $1,535,300,511, of which $1,627,280,033 related to appreciated investment securities and $91,979,522 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Short Duration Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2013

1.934462.101

ASD-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Johnson Controls, Inc. 0.708% 2/4/14 (e)	$ 4,365,000	$ 4,377,087
Automobiles - 0.7%
Daimler Finance North America LLC:
0.905% 1/9/15 (c)(e)	2,000,000	2,005,898
0.92% 3/28/14 (c)(e)	7,385,000	7,402,296
1.085% 4/10/14 (c)(e)	3,000,000	3,012,624
1.875% 9/15/14 (c)	600,000	608,874
Harley-Davidson Financial Services, Inc. 1.15% 9/15/15 (c)	1,010,000	1,013,822
Volkswagen International Finance NV:
0.8891% 11/20/14 (c)(e)	10,000,000	10,034,410
0.918% 4/1/14 (c)(e)	7,975,000	7,999,826
1.625% 3/22/15 (c)	1,905,000	1,929,784
		34,007,534
Diversified Consumer Services - 0.0%
ERAC (USA) Finance LLC:
1.4% 4/15/16 (c)	375,000	377,328
2.75% 7/1/13 (c)	695,000	699,862
2.75% 3/15/17 (c)	520,000	542,221
		1,619,411
Hotels, Restaurants & Leisure - 0.0%
Carnival Corp. 1.2% 2/5/16	540,000	542,071
Media - 0.2%
CBS Corp. 1.95% 7/1/17	370,000	376,177
COX Communications, Inc. 5.45% 12/15/14	385,000	417,622
Discovery Communications LLC 3.7% 6/1/15	2,300,000	2,443,035
Interpublic Group of Companies, Inc.:
2.25% 11/15/17	795,000	786,964
6.25% 11/15/14	1,160,000	1,251,350
NBCUniversal Media LLC 2.1% 4/1/14	1,320,000	1,341,298
News America, Inc. 5.3% 12/15/14	505,000	545,796
Omnicom Group, Inc. 5.9% 4/15/16	415,000	470,076
TCM Sub LLC 3.55% 1/15/15 (c)	1,300,000	1,353,817
Thomson Reuters Corp. 5.95% 7/15/13	465,000	474,171
Time Warner Cable, Inc.:
7.5% 4/1/14	465,000	498,359
8.25% 2/14/14	225,000	240,652
Walt Disney Co. 0.2801% 2/11/15 (e)	2,270,000	2,268,702
		12,468,019
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	$ 1,385,000	$ 1,489,397
Turlock Corp. 1.5% 11/2/17 (c)	570,000	571,302
		2,060,699
TOTAL CONSUMER DISCRETIONARY		55,074,821
CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	2,000,000	2,002,340
Coca-Cola Amatil Ltd. 3.25% 11/2/14 (c)	1,715,000	1,777,484
Heineken NV 1.4% 10/1/17 (c)	795,000	792,581
Molson Coors Brewing Co. 2% 5/1/17	800,000	819,338
PepsiCo, Inc. 0.4923% 2/26/16 (e)	5,000,000	5,001,510
Pernod Ricard SA 2.95% 1/15/17 (c)	1,070,000	1,129,260
SABMiller Holdings, Inc. 1.85% 1/15/15 (c)	1,280,000	1,302,435
The Coca-Cola Co. 0.2641% 3/5/15 (e)	895,000	895,000
		13,719,948
Food & Staples Retailing - 0.2%
Walgreen Co. 0.8095% 3/13/14 (e)	9,339,000	9,363,972
Food Products - 0.2%
Bunge Ltd. Finance Corp. 3.2% 6/15/17	2,041,000	2,121,391
General Mills, Inc.:
0.6005% 1/29/16 (e)	1,994,000	1,998,630
0.6401% 5/16/14 (e)	4,400,000	4,415,519
Kellogg Co. 0.5221% 2/13/15 (e)	1,656,000	1,657,606
Kraft Foods Group, Inc. 1.625% 6/4/15	980,000	995,810
Kraft Foods, Inc. 2.625% 5/8/13	2,000,000	2,006,998
		13,195,954
Tobacco - 0.0%
Altria Group, Inc. 8.5% 11/10/13	1,500,000	1,580,927
Reynolds American, Inc. 1.05% 10/30/15	275,000	274,727
		1,855,654
TOTAL CONSUMER STAPLES		38,135,528
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.7% 12/1/13 (c)	990,000	1,052,074
Diamond Offshore Drilling, Inc. 5.15% 9/1/14	35,000	37,336
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC 3.25% 3/15/16	$ 1,785,000	$ 1,896,994
Korea National Oil Corp. 4% 10/27/16 (c)	265,000	289,018
Noble Drilling Corp. 5.875% 6/1/13	225,000	227,421
Noble Holding International Ltd.:
2.5% 3/15/17	180,000	184,810
3.45% 8/1/15	595,000	623,200
7.375% 3/15/14	160,000	170,126
Rowan Companies, Inc. 5% 9/1/17	370,000	413,229
Transocean, Inc.:
2.5% 10/15/17	800,000	810,139
4.95% 11/15/15	690,000	750,552
5.05% 12/15/16	410,000	456,758
5.25% 3/15/13	1,560,000	1,562,184
Weatherford International Ltd. 5.15% 3/15/13	395,000	395,440
		8,869,281
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.:
6.375% 9/15/17	995,000	1,188,298
7.625% 3/15/14	60,000	64,094
BG Energy Capital PLC 2.875% 10/15/16 (c)	1,485,000	1,575,019
Canadian Natural Resources Ltd.:
1.45% 11/14/14	855,000	866,371
5.7% 5/15/17	650,000	760,303
DCP Midstream Operating LP 2.5% 12/1/17	240,000	242,689
Enterprise Products Operating LP:
1.25% 8/13/15	825,000	831,789
5.9% 4/15/13	730,000	733,995
Gaz Capital SA (Luxembourg) 4.95% 5/23/16 (c)	1,145,000	1,216,929
Kinder Morgan Energy Partners LP:
3.5% 3/1/16	235,000	251,495
5.125% 11/15/14	685,000	735,502
Magellan Midstream Partners LP 6.45% 6/1/14	665,000	707,465
Marathon Oil Corp. 0.9% 11/1/15	1,040,000	1,037,605
Occidental Petroleum Corp.:
1.45% 12/13/13	1,460,000	1,473,436
1.75% 2/15/17	985,000	1,011,610
ONEOK Partners LP 3.25% 2/1/16	1,505,000	1,591,676
Petrohawk Energy Corp. 7.25% 8/15/18	100,000	112,056
Pioneer Natural Resources Co. 5.875% 7/15/16	1,495,000	1,690,281
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15	$ 375,000	$ 403,638
Talisman Energy, Inc. 5.125% 5/15/15	1,090,000	1,173,288
Tennessee Gas Pipeline Co. 8% 2/1/16	955,000	1,135,397
Total Capital Canada Ltd. 0.683% 1/15/16 (e)	8,000,000	8,036,456
Total Capital International SA 0.75% 1/25/16	690,000	692,050
TransCanada PipeLines Ltd. 0.875% 3/2/15	365,000	366,854
Williams Partners LP 3.8% 2/15/15	970,000	1,023,363
Woodside Finance Ltd.:
4.5% 11/10/14 (c)	1,075,000	1,131,579
5% 11/15/13 (c)	260,000	266,900
		30,320,138
TOTAL ENERGY		39,189,419
FINANCIALS - 11.2%
Capital Markets - 1.9%
Franklin Resources, Inc. 1.375% 9/15/17	390,000	392,328
Goldman Sachs Group, Inc.:
0.911% 9/29/14 (e)	10,000,000	9,994,150
1.2955% 2/7/14 (e)	5,000,000	5,027,770
1.6% 11/23/15	3,570,000	3,603,444
HSBC Bank PLC 1.103% 1/17/14 (c)(e)	7,000,000	7,045,633
JPMorgan Chase & Co.:
0.9081% 2/26/16 (e)	8,190,000	8,187,715
0.964% 10/15/15 (e)	20,035,000	20,144,491
Merrill Lynch & Co., Inc. 0.764% 1/15/15 (e)	13,130,000	13,024,697
Morgan Stanley:
0.605% 1/9/14 (e)	5,000,000	4,985,280
1.5381% 2/25/16 (e)	7,520,000	7,546,267
1.902% 1/24/14 (e)	2,345,000	2,365,523
State Street Corp. 0.6605% 3/7/14 (e)	1,310,000	1,313,287
The Bank of New York Mellon Corp.:
0.532% 10/23/15 (e)	5,000,000	5,005,390
0.5705% 7/28/14 (e)	4,260,000	4,271,638
UBS AG Stamford Branch:
1.3005% 1/28/14 (e)	4,591,000	4,621,117
2.25% 8/12/13	1,924,000	1,936,720
		99,465,450
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 4.9%
ABN AMRO Bank NV 2.0715% 1/30/14 (c)(e)	$ 6,500,000	$ 6,580,275
ANZ Banking Group Ltd. 1.045% 1/10/14 (c)(e)	2,528,000	2,541,560
ANZ National International Ltd. 1.85% 10/15/15 (c)	1,950,000	1,993,748
Bank of Montreal 0.7795% 9/11/15 (e)	13,000,000	13,052,156
Bank of Nova Scotia:
0.75% 10/9/15	1,200,000	1,199,753
1.345% 1/12/15 (e)	6,000,000	6,083,568
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.7391% 2/26/16 (c)(e)	10,000,000	10,008,500
0.9481% 2/24/14 (c)(e)	2,300,000	2,307,668
Barclays Bank PLC:
1.345% 1/13/14 (e)	11,000,000	11,062,095
5.2% 7/10/14	2,570,000	2,721,627
BB&T Corp.:
1.0005% 4/28/14 (e)	2,000,000	2,011,392
1.6% 8/15/17	570,000	577,490
5.7% 4/30/14	1,055,000	1,117,745
BPCE SA 2.375% 10/4/13 (c)	2,160,000	2,177,584
Commonwealth Bank of Australia:
1.038% 3/17/14 (c)(e)	10,506,000	10,572,650
1.108% 9/18/15 (c)(e)	4,000,000	4,037,324
1.9% 9/18/17	870,000	890,561
1.95% 3/16/15	1,475,000	1,513,073
Credit Suisse New York Branch:
1.265% 1/14/14 (e)	7,455,000	7,506,231
2.2% 1/14/14	6,000,000	6,086,526
DNB Bank ASA 3.2% 4/3/17 (c)	1,710,000	1,819,358
Fifth Third Bancorp:
3.625% 1/25/16	195,000	209,042
6.25% 5/1/13	2,975,000	3,003,762
Fifth Third Bank 0.6966% 2/26/16 (e)	8,000,000	8,007,330
ING Bank NV 1.623% 10/18/13 (c)(e)	5,000,000	5,034,110
KeyBank NA 5.8% 7/1/14	7,109,000	7,585,452
KeyCorp.:
3.75% 8/13/15	1,045,000	1,116,995
6.5% 5/14/13	4,500,000	4,552,034
National Australia Bank Ltd. 0.602% 1/22/15 (c)(e)	7,000,000	6,997,501
National Bank of Canada 1.45% 11/7/17	2,090,000	2,089,979
Nordea Bank AB:
1.75% 10/4/13 (c)	1,390,000	1,399,637
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Nordea Bank AB: - continued
2.125% 1/14/14 (c)	$ 985,000	$ 998,954
PNC Bank NA 0.611% 1/28/16 (e)	6,613,000	6,624,526
PNC Funding Corp. 0.5005% 1/31/14 (e)	9,000,000	9,013,212
Rabobank (Netherlands) NV:
0.655% 4/14/14 (e)	1,624,000	1,629,198
1.85% 1/10/14	1,740,000	1,760,776
Regions Financial Corp. 5.75% 6/15/15	705,000	765,806
Royal Bank of Canada:
0.603% 4/17/14 (e)	10,175,000	10,211,243
1.0015% 10/30/14 (e)	4,000,000	4,040,440
Royal Bank of Scotland Group PLC 2.55% 9/18/15	945,000	972,746
Societe Generale:
2.2% 9/14/13 (c)	3,304,000	3,328,241
2.5% 1/15/14 (c)	1,165,000	1,181,910
Sumitomo Mitsui Banking Corp.:
1.252% 7/22/14 (c)(e)	10,639,000	10,726,155
1.9% 1/12/15 (c)	2,100,000	2,138,959
SunTrust Banks, Inc. 0.608% 4/1/15 (e)	9,400,000	9,218,195
The Toronto Dominion Bank:
0.4805% 7/26/13 (e)	770,000	770,803
0.605% 7/14/14 (e)	755,000	757,182
0.7485% 11/1/13 (e)	3,780,000	3,790,217
U.S. Bancorp 2.2% 11/15/16	2,120,000	2,214,083
U.S. Bank NA 0.585% 10/14/14 (e)	8,700,000	8,720,767
Union Bank NA:
1.2605% 6/6/14 (e)	6,200,000	6,251,038
2.125% 6/16/17	1,330,000	1,365,498
Wachovia Bank NA 0.678% 11/3/14 (e)	9,951,000	9,967,220
Wells Fargo & Co.:
1.25% 2/13/15	1,710,000	1,726,161
2.1% 5/8/17	1,280,000	1,322,582
Wells Fargo Bank NA 0.5001% 5/16/16 (e)	10,641,000	10,497,442
Westpac Banking Corp.:
1.041% 3/31/14 (c)(e)	3,400,000	3,425,803
1.07% 9/25/15 (e)	8,000,000	8,046,856
1.125% 9/25/15	1,775,000	1,789,653
		259,112,392
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 2.3%
American Express Credit Corp.:
0.7431% 11/13/15 (e)	$ 10,125,000	$ 10,149,715
1.4105% 6/12/15 (e)	7,530,000	7,669,395
5.125% 8/25/14	1,410,000	1,502,127
American Honda Finance Corp.:
0.743% 5/8/14 (c)(e)	4,000,000	4,019,564
1.45% 2/27/15 (c)	1,930,000	1,956,929
Capital One Financial Corp.:
0.9355% 11/6/15 (e)	8,000,000	8,008,736
1.454% 7/15/14 (e)	13,625,000	13,753,429
2.125% 7/15/14	1,485,000	1,510,603
2.15% 3/23/15	960,000	981,398
Caterpillar Financial Services Corp.:
0.5266% 2/26/16 (e)	640,000	640,571
0.598% 4/1/14 (e)	1,790,000	1,795,771
0.642% 2/9/15 (e)	5,000,000	5,019,230
Ford Motor Credit Co. LLC:
2.75% 5/15/15	1,340,000	1,369,055
3% 6/12/17	765,000	784,475
3.875% 1/15/15	1,105,000	1,150,112
General Electric Capital Corp.:
0.685% 1/9/15 (e)	480,000	480,450
0.905% 1/8/16 (e)	9,250,000	9,296,990
0.935% 4/7/14 (e)	190,000	191,240
1.002% 4/24/14 (e)	11,000,000	11,080,190
1.155% 1/7/14 (e)	12,000,000	12,080,520
2.375% 6/30/15	1,030,000	1,064,597
HSBC Finance Corp. 0.554% 1/15/14 (e)	8,500,000	8,490,132
HSBC USA, Inc.:
1.625% 1/16/18	1,415,000	1,421,326
2.375% 2/13/15	835,000	860,937
Hyundai Capital America 1.625% 10/2/15 (c)	595,000	599,306
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (c)	1,375,000	1,393,553
PACCAR Financial Corp. 1.6% 3/15/17	1,455,000	1,477,873
SLM Corp.:
4.625% 9/25/17	2,290,000	2,347,250
6.25% 1/25/16	135,000	146,138
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Toyota Motor Credit Corp.:
0.4591% 11/21/14 (e)	$ 8,000,000	$ 8,005,840
2% 9/15/16	1,790,000	1,856,570
		121,104,022
Diversified Financial Services - 1.2%
Bank of America Corp.:
1.25% 1/11/16	1,065,000	1,061,850
1.5% 10/9/15	2,020,000	2,026,252
1.855% 7/11/14 (e)	3,310,000	3,354,258
BAT International Finance PLC 8.125% 11/15/13 (c)	2,025,000	2,125,900
BP Capital Markets PLC:
0.9095% 3/11/14 (e)	4,000,000	4,022,032
0.9355% 12/6/13 (e)	763,000	764,982
1.375% 11/6/17	1,160,000	1,162,927
Citigroup, Inc.:
0.5755% 11/5/14 (e)	9,000,000	8,959,590
1.238% 4/1/14 (e)	960,000	963,901
1.25% 1/15/16	1,750,000	1,745,291
1.755% 1/13/14 (e)	2,000,000	2,019,984
2.2931% 8/13/13 (e)	8,000,000	8,064,336
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (c)	605,000	642,728
4.375% 7/27/16 (c)	780,000	844,604
Iberdrola Finance Ireland Ltd. 3.8% 9/11/14 (c)	840,000	864,027
Imperial Tobacco Finance 2.05% 2/11/18 (c)	1,820,000	1,831,162
JPMorgan Chase & Co. 2% 8/15/17	2,510,000	2,562,775
MassMutual Global Funding II 0.685% 1/14/14 (c)(e)	3,000,000	3,010,263
MDC-GMTN BV 5.75% 5/6/14 (c)	540,000	568,350
MetLife Institutional Funding II:
0.675% 1/6/15 (c)(e)	15,745,000	15,762,587
1.205% 4/4/14 (c)(e)	575,000	580,133
National Rural Utilities Cooperative Finance Corp. 1% 2/2/15	235,000	237,058
		63,174,990
Insurance - 0.7%
Ace INA Holdings, Inc.:
5.6% 5/15/15	235,000	259,932
5.875% 6/15/14	305,000	325,372
AFLAC, Inc. 2.65% 2/15/17	215,000	226,217
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.:
3% 3/20/15	$ 5,425,000	$ 5,640,579
4.25% 9/15/14	2,170,000	2,279,440
Metropolitan Life Global Funding I:
1.5% 1/10/18 (c)	875,000	873,000
1.7% 6/29/15 (c)	1,220,000	1,246,905
Monumental Global Funding III 0.504% 1/15/14 (c)(e)	5,000,000	5,002,030
New York Life Global Funding:
2.45% 7/14/16 (c)	1,800,000	1,891,103
4.65% 5/9/13 (c)	5,000,000	5,038,805
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,790,000	1,799,371
Principal Financial Group, Inc. 1.85% 11/15/17	255,000	257,535
Principal Life Global Funding II:
0.93% 7/9/14 (c)(e)	3,500,000	3,522,918
1% 12/11/15 (c)	510,000	511,556
1.125% 9/18/15 (c)	710,000	712,430
Principal Life Income Funding Trusts 0.473% 11/8/13 (e)	4,000,000	4,002,324
Sun Life Financial Global Funding III LP 0.561% 10/6/13 (c)(e)	1,230,000	1,229,784
		34,819,301
Real Estate Investment Trusts - 0.1%
American Tower Corp. 4.625% 4/1/15	2,375,000	2,543,606
Kilroy Realty Corp. 5% 11/3/15	1,205,000	1,313,340
		3,856,946
Real Estate Management & Development - 0.1%
ERP Operating LP 5.2% 4/1/13	1,000,000	1,003,246
Global Towers Partners Acquisition Partners I LLC 4.347% 6/15/41 (c)	570,000	616,547
Simon Property Group LP 4.2% 2/1/15	355,000	375,127
Ventas Realty LP:
2% 2/15/18	410,000	411,143
3.125% 11/30/15	1,020,000	1,077,269
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (c)	1,105,000	1,229,847
		4,713,179
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 4.523% 1/15/15 (c)	$ 1,795,000	$ 1,905,134
TOTAL FINANCIALS		588,151,414
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Celgene Corp. 1.9% 8/15/17	275,000	279,723
Gilead Sciences, Inc. 2.4% 12/1/14	1,005,000	1,034,154
		1,313,877
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 4.5% 1/15/15	1,075,000	1,139,715
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	275,000	275,990
Cardinal Health, Inc.:
1.9% 6/15/17	625,000	636,124
5.5% 6/15/13	1,305,000	1,323,048
Catholic Health Initiatives 1.6% 11/1/17	140,000	142,004
Express Scripts Holding Co.:
2.1% 2/12/15	245,000	250,449
2.75% 11/21/14	1,115,000	1,150,170
Express Scripts, Inc.:
3.125% 5/15/16	760,000	802,127
6.25% 6/15/14	330,000	352,646
McKesson Corp. 0.95% 12/4/15	405,000	406,228
UnitedHealth Group, Inc.:
0.4116% 8/28/14 (e)	7,000,000	6,997,550
0.85% 10/15/15	450,000	451,499
1.875% 11/15/16	500,000	516,823
WellPoint, Inc.:
1.25% 9/10/15	710,000	715,490
5% 12/15/14	320,000	343,744
6% 2/15/14	310,000	325,625
		14,689,517
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.:
2.5% 7/15/13	650,000	654,805
6.5% 11/1/17	1,255,000	1,507,977
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp.:
3.375% 3/1/13	$ 1,580,000	$ 1,580,000
3.5% 1/15/16	930,000	973,988
		4,716,770
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.0555% 11/6/15 (c)(e)	7,000,000	7,104,181
1.2% 11/6/15 (c)	2,115,000	2,132,364
Takeda Pharmaceutical Co. Ltd. 1.031% 3/17/15 (c)	1,645,000	1,656,351
Teva Pharmaceutical Finance Co. BV 1.193% 11/8/13 (e)	350,000	351,891
Teva Pharmaceutical Finance III BV 0.81% 3/21/14 (e)	6,000,000	6,023,184
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	710,000	716,097
5% 8/15/14	1,090,000	1,153,369
		19,137,437
TOTAL HEALTH CARE		40,997,316
INDUSTRIALS - 0.2%
Airlines - 0.0%
Southwest Airlines Co. 5.25% 10/1/14	925,000	982,597
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 2.6% 9/1/16	480,000	502,961
Electrical Equipment - 0.1%
Eaton Corp. 0.638% 6/16/14 (e)	2,135,000	2,136,061
Roper Industries, Inc.:
1.85% 11/15/17	230,000	231,559
6.625% 8/15/13	615,000	630,871
		2,998,491
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,880,000	1,885,883
Road & Rail - 0.0%
CSX Corp. 5.75% 3/15/13	545,000	545,787
Penske Truck Leasing 2.875% 7/17/18 (c)	365,000	369,095
		914,882
Trading Companies & Distributors - 0.0%
GATX Corp. 3.5% 7/15/16	1,180,000	1,249,245
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd. 2.5% 6/25/15 (c)	$ 1,305,000	$ 1,346,832
TOTAL INDUSTRIALS		9,880,891
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
0.5681% 5/24/13 (e)	5,400,000	5,399,881
2.35% 3/15/15	700,000	713,418
2.625% 12/9/14	785,000	803,210
		6,916,509
IT Services - 0.1%
Fiserv, Inc. 3.125% 6/15/16	1,490,000	1,572,239
IBM Corp. 0.273% 2/4/15 (e)	3,325,000	3,325,017
		4,897,256
Office Electronics - 0.2%
Xerox Corp.:
1.1101% 5/16/14 (e)	7,171,000	7,157,841
2.95% 3/15/17	200,000	205,136
5.65% 5/15/13	955,000	963,704
		8,326,681
Semiconductors & Semiconductor Equipment - 0.0%
Altera Corp. 1.75% 5/15/17	730,000	745,196
Broadcom Corp.:
1.5% 11/1/13	500,000	503,801
2.375% 11/1/15	650,000	678,803
		1,927,800
Software - 0.0%
Autodesk, Inc. 1.95% 12/15/17	410,000	406,124
TOTAL INFORMATION TECHNOLOGY		22,474,370
MATERIALS - 0.2%
Chemicals - 0.1%
Eastman Chemical Co. 2.4% 6/1/17	710,000	739,740
The Dow Chemical Co. 2.5% 2/15/16	1,340,000	1,396,742
		2,136,482
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 5.3% 10/15/13	$ 515,000	$ 528,462
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20 (c)	1,115,000	1,133,837
Metals & Mining - 0.1%
Anglo American Capital PLC 2.15% 9/27/13 (c)	1,110,000	1,116,870
ArcelorMittal SA 5.375% 6/1/13	970,000	978,742
Barrick Gold Financeco LLC 6.125% 9/15/13	1,355,000	1,393,925
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,395,000	1,526,892
Teck Resources Ltd. 2.5% 2/1/18	330,000	336,909
		5,353,338
Paper & Forest Products - 0.0%
International Paper Co. 5.3% 4/1/15	920,000	994,241
TOTAL MATERIALS		10,146,360
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
AT&T Broadband Corp. 8.375% 3/15/13	2,000,000	2,004,440
AT&T, Inc.:
0.677% 2/12/16 (e)	13,040,000	13,098,224
0.875% 2/13/15	885,000	887,670
British Telecommunications PLC 1.434% 12/20/13 (e)	9,690,000	9,761,638
SBA Tower Trust 2.933% 12/15/17 (c)	1,685,000	1,759,479
Telecom Italia Capital SA 5.25% 11/15/13	1,865,000	1,908,082
Telefonica Emisiones S.A.U. 2.582% 4/26/13	1,185,000	1,187,306
Verizon Communications, Inc. 0.92% 3/28/14 (e)	7,000,000	7,046,186
Vivendi SA 2.4% 4/10/15 (c)	875,000	897,913
		38,550,938
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	890,000	921,590
3.625% 3/30/15	645,000	679,644
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17 (c)	1,115,000	1,124,255
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
1.75% 1/15/18	810,000	796,993
3.5% 3/1/16	240,000	254,007
4.75% 10/1/14	1,890,000	2,003,392
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
0.6751% 2/19/16 (e)	$ 8,000,000	$ 8,005,984
1.25% 9/26/17	1,235,000	1,227,982
		15,013,847
TOTAL TELECOMMUNICATION SERVICES		53,564,785
UTILITIES - 0.9%
Electric Utilities - 0.5%
Appalachian Power Co. 0.6651% 8/16/13 (e)	5,644,000	5,651,710
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,600,000	2,694,034
Commonwealth Edison Co.:
1.625% 1/15/14	1,110,000	1,121,108
1.95% 9/1/16	385,000	399,042
Duke Energy Corp.:
1.625% 8/15/17	495,000	498,735
2.15% 11/15/16	1,485,000	1,531,793
3.95% 9/15/14	1,414,000	1,482,869
EDF SA 5.5% 1/26/14 (c)	495,000	515,993
Enel Finance International SA 3.875% 10/7/14 (c)	1,405,000	1,444,462
Georgia Power Co. 1.3% 9/15/13	890,000	894,422
Great Plains Energy, Inc. 2.75% 8/15/13	785,000	790,873
Korea Hydro & Nuclear Power Co. Ltd. 3.125% 9/16/15 (c)	1,045,000	1,092,642
Mississippi Power Co. 2.35% 10/15/16	360,000	377,245
NextEra Energy Capital Holdings, Inc.:
1.2% 6/1/15	420,000	423,364
1.611% 6/1/14	1,175,000	1,186,895
Northeast Utilities:
1.059% 9/20/13 (e)	1,871,000	1,877,234
5.65% 6/1/13	690,000	698,593
Pennsylvania Electric Co. 5.125% 4/1/14	3,000,000	3,130,374
Sierra Pacific Power Co. 5.45% 9/1/13	295,000	301,919
Southern Co. 1.95% 9/1/16	485,000	500,827
		26,614,134
Gas Utilities - 0.0%
Centerpoint Energy Resources Corp. 7.875% 4/1/13	935,000	939,914
Florida Gas Transmission Co. LLC 4% 7/15/15 (c)	335,000	356,057
		1,295,971
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp. 9% 5/15/14	$ 345,000	$ 375,556
PSEG Power LLC:
2.5% 4/15/13	2,000,000	2,004,554
2.75% 9/15/16	425,000	442,502
		2,822,612
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
1.8% 3/15/14	65,000	65,806
1.95% 8/15/16	540,000	557,400
2.25% 9/1/15	515,000	533,520
5% 3/15/13	4,250,000	4,255,546
DTE Energy Co.:
1.0105% 6/3/13 (e)	2,999,000	3,003,142
7.625% 5/15/14	110,000	118,783
NiSource Finance Corp.:
5.4% 7/15/14	590,000	625,680
6.15% 3/1/13	340,000	340,000
Sempra Energy:
1.068% 3/15/14 (e)	7,840,000	7,873,571
2% 3/15/14	160,000	162,064
Veolia Environnement SA 5.25% 6/3/13	690,000	696,260
		18,231,772
TOTAL UTILITIES		48,964,489
TOTAL NONCONVERTIBLE BONDS (Cost $903,455,032)		906,579,393
U.S. Government and Government Agency Obligations - 1.0%

U.S. Government Agency Obligations - 0.7%
Fannie Mae:
0.5% 7/2/15	1,275,000	1,278,729
0.75% 12/19/14	7,580,000	7,641,656
0.875% 8/28/14	7,500,000	7,568,685
0.875% 8/28/17	4,975,000	4,992,771
Federal Home Loan Bank 0.5% 11/20/15	7,165,000	7,187,563
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.5% 4/17/15	$ 2,180,000	$ 2,188,620
0.875% 10/28/13	4,555,000	4,575,215
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		35,433,239
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	2,686,035	2,825,919
1.875% 7/15/13	9,324,715	9,562,743
2% 7/15/14	1,979,543	2,103,366
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		14,492,028
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 1.5% 7/31/16	1,805,000	1,870,431
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,715,397)		51,795,698
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.2%
2.111% 10/1/33 (e)	146,430	152,592
2.2% 6/1/37 (e)	60,550	63,914
2.5% 10/1/27 to 1/1/28	3,322,910	3,453,782
2.513% 12/1/35 (e)	30,055	32,001
2.613% 7/1/35 (e)	58,002	61,793
2.748% 8/1/37 (e)	37,354	40,166
2.811% 1/1/37 (e)	39,792	42,788
3% 9/1/27	3,094,535	3,258,930
3.04% 12/1/36 (e)	37,089	39,816
3.5% 10/1/25 to 3/1/27	7,725,411	8,188,751
4% 2/1/25 to 10/1/41	10,231,486	10,994,973
4.5% 5/1/19 to 11/1/26	9,685,599	10,467,383
4.5% 1/1/27	430,339	463,135
4.755% 5/1/38 (e)	202,090	214,753
4.816% 4/1/38 (e)	78,605	83,502
4.83% 5/1/38 (e)	221,694	235,277
4.907% 5/1/38 (e)	338,142	359,679
4.93% 8/1/38 (e)	60,193	64,318
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5% 11/1/18 to 4/1/38	$ 4,390,614	$ 4,756,207
5.5% 5/1/16 to 5/1/40	17,871,847	19,429,747
6% 1/1/22 to 1/1/41	3,171,072	3,519,276
TOTAL FANNIE MAE		65,922,783
Freddie Mac - 0.1%
2.472% 11/1/34 (e)	30,823	32,945
2.728% 7/1/35 (e)	77,119	82,648
2.835% 5/1/37 (e)	57,523	60,917
4.555% 5/1/38 (e)	75,398	80,118
4.659% 7/1/38 (e)	232,261	246,255
4.699% 6/1/38 (e)	170,015	179,992
2.71% 9/1/35 (e)	56,418	59,401
2.742% 2/1/37 (e)	43,595	46,795
2.763% 10/1/36 (e)	334,797	359,031
2.781% 2/1/37 (e)	40,555	43,608
3.131% 2/1/37 (e)	67,291	72,268
4.5% 10/1/19 to 12/1/26	2,629,664	2,803,175
4.574% 6/1/38 (e)	186,756	197,376
4.728% 7/1/38 (e)	88,977	94,469
5% 10/1/18 to 12/1/23	1,946,669	2,088,310
5.353% 2/1/38 (e)	154,539	165,632
5.5% 11/1/21 to 10/1/38	450,448	481,851
5.874% 12/1/36 (e)	34,823	37,316
6% 5/1/17 to 8/1/22	195,928	217,891
6.009% 11/1/36 (e)	22,757	24,383
TOTAL FREDDIE MAC		7,374,381
Ginnie Mae - 0.1%
2.5% 9/20/27	806,383	847,120
3% 9/20/27	2,259,797	2,429,898
5% 3/20/41	79,476	87,650
TOTAL GINNIE MAE		3,364,668
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $76,685,593)		76,661,832
Asset-Backed Securities - 6.6%
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2010-1 Class A4, 2.3% 12/15/14	$ 966,533	$ 972,398
Series 2012-1 Class A3, 0.93% 2/16/16	470,000	472,688
Series 2012-3 Class A2, 0.7% 1/15/15	2,553,669	2,557,515
Series 2012-4 Class A2, 0.48% 5/15/15	5,000,000	5,003,391
Series 2012-SN1:
Class A2, 0.51% 12/22/14	5,000,000	5,001,643
Class A3, 0.57% 8/20/15	3,525,000	3,527,128
Ally Master Owner Trust:
Series 2011-1:
Class A1, 1.0712% 1/15/16 (e)	6,524,000	6,558,825
Class A2, 2.15% 1/15/16	160,000	162,210
Series 2012-1 Class A1, 1.0012% 2/15/17 (e)	3,655,000	3,684,017
Series 2012-2 Class A, 0.7012% 3/15/16 (e)	5,000,000	5,001,935
Series 2013-1:
Class A1, 0.65% 2/15/18 (e)	8,000,000	8,000,104
Class A2, 1% 2/15/18	240,000	239,948
American Express Credit Account Master Trust:
Series 2009-2 Class A, 1.4512% 3/15/17 (e)	1,300,000	1,322,532
Series 2011-1 Class A, 0.3712% 4/17/17 (e)	1,060,000	1,061,511
Series 2012-2:
Class B, 0.99% 3/15/18	1,010,000	1,012,486
Class C, 1.29% 3/15/18 (c)	1,155,000	1,166,021
AmeriCredit Auto Receivables Trust:
Series 2010-1 Class B, 3.72% 11/17/14	77,509	77,842
Series 2010-4 Class A3, 1.27% 4/8/15	231,475	231,773
Series 2011-2 Class B, 2.33% 3/8/16	1,950,000	1,978,215
Series 2011-4 Class AS, 0.92% 3/9/15	165,247	165,388
Series 2012-1:
Class A2, 0.91% 10/8/15	3,076,672	3,083,650
Class B, 1.73% 2/8/17	585,000	594,475
Series 2012-2:
Class A2, 0.76% 10/8/15	5,732,452	5,741,913
Class A3, 1.05% 10/11/16	585,000	589,898
Americredit Auto Receivables Trust Series 2012-4 Class A2, 0.49% 4/8/16	3,000,000	3,001,476
AmeriCredit Auto Receivables Trust Series 2012-5 Class A2, 0.51% 1/8/16	9,000,000	9,000,531
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	580,000	582,559
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	63,941	61,636
Asset-Backed Securities - continued
	Principal Amount	Value
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6057% 9/15/17 (c)(e)	$ 9,740,000	$ 9,726,768
BMW Vehicle Lease Trust:
Series 2011-1 Class A3, 1.06% 2/20/14	167,666	167,894
Series 2012-1 Class A2, 0.59% 6/20/14	1,766,656	1,768,202
Series 2013-1 Class A3, 0.54% 9/21/15	1,050,000	1,050,009
Cabelas Master Credit Card Trust Series 2010-1A Class A2, 1.6512% 1/16/18 (c)(e)	1,175,000	1,202,876
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	2,145,017	2,157,998
Series 2008-A:
Class B, 6.89% 1/15/15 (c)	270,397	271,481
Class C, 8.25% 1/15/15 (c)	820,000	840,685
Class D, 8.25% 1/15/15 (c)	265,000	272,326
Series 2013-1 Class A3, 0.79% 6/20/17	1,240,000	1,239,524
Carmax Auto Owner Trust:
Series 2010-1:
Class B, 3.75% 12/15/15	425,000	438,055
Class C, 4.88% 8/15/16	270,000	281,226
Series 2010-2:
Class A3, 1.41% 2/16/15	130,796	131,178
Class A4, 2.04% 10/15/15	510,000	517,201
Series 2011-2 Class A3, 0.91% 12/15/15	1,080,000	1,084,251
Series 2012-1 Class A3, 0.89% 9/15/16	555,000	558,446
Series 2012-2 Class A3, 0.84% 3/15/17	835,000	840,287
Series 2012-3:
Class A2, 0.43% 9/15/15	5,000,000	5,000,598
Class A3, 0.52% 7/17/17	965,000	964,952
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A6, 3.717% 10/25/14	56,892	56,674
Chase Issuance Trust:
Series 2012-A Class A1, 0.3012% 5/16/16 (e)	5,000,000	5,002,660
Series 2012-A6 Class A, 0.3312% 8/15/17 (e)	10,000,000	10,009,180
Series 2012-A9 Class A9, 0.3512% 10/16/17 (e)	10,000,000	10,010,610
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	7,614,358	7,625,024
Class A3, 1.1% 8/22/16 (c)	765,000	767,041
CitiFinancial Auto Issuance Trust Series 2009-1 Class A4, 3.15% 8/15/16 (c)	224,316	225,129
CNH Equipment Trust:
Series 2010-B Class A3, 1.03% 11/17/14	130,258	130,340
Series 2011-B Class A3, 0.91% 8/15/16	980,000	984,180
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust: - continued
Series 2012-A Class A3, 0.94% 5/15/17	$ 1,100,000	$ 1,106,305
Series 2012-C Class A3, 0.57% 12/15/17	525,000	525,284
Series 2012-D Class A2, 0.51% 4/15/16	11,000,000	11,002,024
Series 2013-A Class A3, 0.69% 6/15/18	1,800,000	1,800,023
Discover Card Master Trust:
Series 2010-A1 Class A1, 0.8512% 9/15/15 (e)	1,620,000	1,620,358
Series 2011-A1 Class A1, 0.5512% 8/15/16 (e)	1,735,000	1,739,174
Series 2012-A2 Class A2, 0.3512% 10/17/16 (e)	11,600,000	11,609,795
Series 2012-A5 Class A5, 0.4057% 1/16/18 (e)	10,000,000	10,013,351
Ford Credit Auto Lease Trust:
Series 2011-A Class A4, 1.34% 9/15/14	240,000	241,346
Series 2012-A:
Class A2, 0.63% 4/15/14	5,592,781	5,597,177
Class A3, 0.85% 1/15/15	315,000	315,986
Series 2012-B:
Class A2, 0.54% 11/15/14	460,000	460,313
Class B, 1.1% 12/15/15 (c)	230,000	230,264
Class C, 1.5% 3/15/17 (c)	290,000	290,286
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	321,730	323,769
Series 2009-E Class A4, 2.42% 11/15/14	799,365	805,659
Series 2010-A Class D, 4.05% 10/15/16	240,000	251,319
Series 2010-B Class A3, 0.98% 10/15/14	96,442	96,543
Series 2012-D Class A2, 0.4% 9/15/15	9,000,000	8,999,858
Ford Credit Floorplan Master Owner Trust:
Series 2010-3:
Class A1, 4.2% 2/15/17 (c)	1,170,000	1,251,967
Class C, 4.99% 2/15/17 (c)	720,000	762,150
Series 2010-5 Class A1, 1.5% 9/15/15	970,000	975,618
Series 2012-1 Class A, 0.6712% 1/15/16 (e)	15,538,000	15,582,252
Series 2012-4 Class A1, 0.74% 9/15/16	6,120,000	6,137,676
FPL Recovery Funding Series 2007-A Class A2, 5.044% 8/1/15	122,408	124,829
GE Capital Credit Card Master Note Trust:
Series 2010-3 Class A, 2.21% 6/15/16	190,000	191,037
Series 2012-1 Class A, 1.03% 1/15/18	2,995,000	3,025,576
Series 2012-4 Class A, 0.5012% 6/15/18 (e)	17,275,000	17,311,549
GE Dealer Floorplan Master Note Trust:
Series 2011-1 Class A, 0.8007% 7/20/16 (e)	880,000	884,904
Series 2012-4 Class A, 0.6447% 10/20/17 (e)	825,000	825,295
GE Equipment Midticket LLC:
Series 2010-1 Class A3, 0.94% 7/14/14 (c)	23,273	23,278
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Midticket LLC: - continued
Series 2012-1 Class A4, 0.78% 9/22/20	$ 700,000	$ 701,820
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (c)	430,000	431,815
Series 2012-1A Class A2, 0.85% 11/21/14 (c)	970,000	971,552
GE Equipment Transportation LLC:
Series 2012-1:
Class A2, 0.74% 9/22/14	468,161	468,757
Class A3, 0.99% 11/23/15	250,000	251,413
Series 2012-2 Class A2, 0.47% 4/24/15	1,500,000	1,499,826
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	223,189	223,653
Series 2010-2 Class A3, 1.34% 3/18/14	83,260	83,399
Series 2012-1 Class A2, 0.57% 8/15/14	675,122	675,714
Huntington Auto Trust:
Series 2011-1A Class A3, 1.01% 1/15/16 (c)	850,000	853,956
Series 2012-1 Class A3, 0.81% 9/15/16	1,775,000	1,784,252
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2, 0.51% 9/15/15 (c)	7,000,000	6,999,784
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	492,932	499,332
Series 2011-A Class A3, 1.16% 4/15/15	2,524,725	2,533,246
Series 2012-A Class A3, 0.72% 3/15/16	310,000	310,977
Series 2012-B Class A2, 0.54% 1/15/15	3,500,000	3,502,891
Series 2012-C Class A4, 0.73% 6/15/18	475,000	475,522
Series 2013-A Class A4, 0.97% 9/17/18	1,010,000	1,010,204
John Deere Owner Trust:
Series 2012-A Class A2, 0.59% 6/16/14	3,564,472	3,566,191
Series 2012-B Class A2, 0.43% 2/17/15	8,000,000	8,003,865
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A4, 1.24% 7/17/17 (c)	420,000	422,583
Series 2012-A:
Class A3, 0.88% 11/17/14	565,000	566,923
Class A4, 1.07% 11/15/17	470,000	472,963
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (c)	1,155,000	1,155,386
Series 2012-BA Class A, 0.4712% 11/15/16 (c)(e)	7,630,000	7,630,575
Motor PLC Series 2012A Class A1C, 1.286% 2/25/20 (c)	255,000	255,727
Navistar Financial Dealer Note Master Trust Series 2013-1 Class A, 0.8712% 1/25/18 (c)(e)	1,280,000	1,280,017
Nissan Auto Lease Trust:
Series 2010-B Class A3, 1.12% 12/15/13	25,259	25,268
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust: - continued
Series 2011-B Class A3, 0.92% 2/16/15	$ 785,000	$ 787,612
Series 2012-A:
Class A3, 0.98% 5/15/15	570,000	573,528
Class A4, 1.13% 5/15/17	835,000	842,855
Nissan Auto Receivables Owner Trust Series 2012-B Class A3, 0.46% 10/17/16	1,675,000	1,673,177
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6757% 5/15/17 (e)	6,500,000	6,538,550
Series 2013-A Class A, 0.5017% 2/15/18 (e)	5,000,000	5,000,000
Porsche Innovative Lease Owner Trust:
Series 2011-1 Class A4, 1.26% 11/20/17 (c)	445,000	447,952
Series 2012-1 Class A2, 0.44% 2/23/15 (c)	4,000,000	4,000,542
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	37,966	37,418
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15	2,126,069	2,132,384
Series 2012-2 Class A2, 0.91% 5/15/15	3,233,497	3,240,911
Series 2012-3 Class A2, 0.83% 4/15/15	1,480,313	1,483,039
Series 2013-1 Class A2, 0.48% 2/16/16	2,520,000	2,519,777
SLM Student Loan Trust:
Series 2008-4 Class A2, 1.351% 7/25/16 (e)	212,024	213,470
Series 2012-6 Class A1, 0.3617% 2/27/17 (e)	4,823,810	4,826,656
Series 2012-7 Class A2, 0.4837% 9/25/19 (e)	4,485,000	4,484,994
Series 2013-1 Class A2, 0.4512% 9/25/19 (e)	4,310,000	4,310,112
Smart Trust:
Series 2011-1USA Class A3A, 1.77% 10/14/14 (c)	270,491	271,880
Series 2011-2USA Class A3A, 1.54% 3/14/15 (c)	315,204	317,216
Series 2012-2USA Class A3A, 1.59% 10/14/16 (c)	1,165,000	1,181,020
Series 2012-4US Class A3A, 0.97% 3/14/17	495,000	496,089
Series 2013-1US Class A3A, 0.84% 9/14/16	555,000	554,489
Toyota Auto Receivables Owner Trust:
Series 2010-B Class A4, 1.47% 1/17/17	490,000	492,223
Series 2012-A Class A3, 0.75% 2/16/16	530,000	532,198
USAA Auto Owner Trust Series 2010-1 Class A4, 2.14% 9/15/15	398,221	400,162
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	799,766	803,347
Wheels SPV LLC Series 2012-1 Class A2, 1.19% 3/20/21 (c)	867,450	873,535
World Financial Network Credit Card Master Trust:
Series 2009-D Class A, 4.66% 5/15/17	2,005,000	2,036,647
Asset-Backed Securities - continued
	Principal Amount	Value
World Financial Network Credit Card Master Trust: - continued
Series 2010-A Class A, 3.96% 4/15/19	$ 745,000	$ 799,620
World Omni Auto Lease Securitization Trust Series 2012-A:
Class A2, 0.71% 1/15/15	3,150,244	3,154,199
Class A3, 0.93% 11/16/15	330,000	332,135
Class A4, 1.06% 11/15/17	365,000	368,518
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	2,918,232	2,920,221
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.6017% 2/15/18 (c)(e)	1,175,000	1,175,000
TOTAL ASSET-BACKED SECURITIES (Cost $344,734,039)		344,782,555
Collateralized Mortgage Obligations - 2.8%

Private Sponsor - 0.2%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.9703% 2/25/34 (e)	40,411	41,140
Series 2004-H Class 2A2, 3.1212% 9/25/34 (e)	123,162	122,599
Citicorp Mortgage Securities, Inc. Series 2003-11 Class 2A10, 5.5% 12/25/33	146,233	147,636
Fosse Master Issuer PLC floater Series 2012-1A Class 2A2 1.703% 10/18/54 (c)(e)	625,000	639,077
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.3891% 11/20/56 (c)(e)	281,228	281,169
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.3407% 12/20/54 (c)(e)	623,941	611,463
Series 2007-1 Class 3A1, 0.4007% 12/20/54 (e)	1,917,397	1,879,049
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (e)	285,770	282,441
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.702% 1/20/44 (e)	87,650	86,802
Series 2004-1 Class 2A1, 0.629% 3/20/44 (e)	1,702,014	1,682,185
Series 2004-3 Class 2A1, 0.589% 9/20/44 (e)	1,225,349	1,211,074
Holmes Master Issuer PLC:
floater Series 2012-1A Class A2, 1.954% 10/15/54 (c)(e)	1,900,000	1,942,267
floater planned amortization class Series 2011-3A Class A2, 1.854% 10/21/54 (c)(e)	430,000	437,689
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2003-LN1 Class A1, 4.134% 10/15/37 (e)	$ 32,099	$ 32,214
Sequoia Mortgage Trust Series 2010-H1 Class A1, 3.75% 2/25/40 (e)	31,709	32,005
Silverstone Master Issuer PLC:
floater Series 2011-1A Class 1A, 1.852% 1/21/55 (c)(e)	590,000	601,558
1.852% 1/21/55 (c)(e)	375,000	383,752
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.9525% 9/25/35 (e)	99,961	99,477
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-G Class A3, 4.7103% 6/25/34 (e)	141,110	144,717
Series 2005-AR2:
Class 2A2, 2.6216% 3/25/35 (e)	61,149	61,815
Class 3A1, 2.6336% 3/25/35 (e)	63,187	63,181
TOTAL PRIVATE SPONSOR		10,783,310
U.S. Government Agency - 2.6%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7017% 4/25/33 (e)	4,985,522	5,021,785
Series 2003-44 Class FH, 0.9517% 6/25/33 (e)	2,924,962	2,963,480
Series 2003-48 Class FA, 0.9517% 6/25/33 (e)	3,878,437	3,925,525
Series 2006-33 Class CF, 0.5017% 5/25/36 (e)	485,615	485,329
Series 2012-79 Class FM, 0.6517% 7/25/42 (e)	2,305,577	2,320,054
floater planned amortization class:
Series 2004-52 Class PF 0.6517% 12/25/33 (e)	8,685,855	8,726,259
Series 2005-90 Class FC, 0.4517% 10/25/35 (e)	306,656	306,710
sequential payer:
Series 2009-69 Class EA, 5% 10/25/36	3,783,348	3,858,126
Series 2012-114 Class DF, 0.6017% 8/25/39 (e)	59,112	59,317
sequential payer floater:
Series 2005-74 Class DF, 0.5517% 7/25/35 (e)	10,086,864	10,097,291
Series 2005-83 Class FP, 0.5317% 10/25/35 (e)	12,039,509	12,038,283
Series 2011-23 Class AB, 2.75% 6/25/20	229,025	236,784
Freddie Mac:
floater:
Series 2006-3153 Class UG, 0.6512% 5/15/36 (e)	207,625	209,944
Series 2011-3913 Class FA, 0.7012% 8/15/41 (e)	1,284,078	1,296,464
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2012-4077 Class MF, 0.7012% 7/15/42 (e)	$ 2,431,838	$ 2,441,832
Series 2711 Class FC, 1.1012% 2/15/33 (e)	918,186	932,475
Series 3879 Class AF, 0.6312% 6/15/41 (e)	1,679,680	1,683,920
floater planned amortization:
Series 3102 Class FD, 0.5012% 1/15/36 (e)	885,555	887,476
Series 4020 Class EF 0.6512% 2/15/42 (e)	7,911,178	7,922,455
Series 4057 Class EF, 0.5512% 12/15/41 (e)	24,252,893	24,339,731
floater planned amortization class:
Series 2953 Class LF, 0.5012% 12/15/34 (e)	5,695,410	5,700,225
Series 3117 Class JF, 0.5012% 2/15/36 (e)	351,501	352,022
floater sequential payer:
Series 2587 Class XF, 0.5512% 9/15/17 (e)	85,234	85,246
Series 2601 Class GF, 0.5512% 11/15/17 (e)	597,020	597,545
Series 2828 Class TF, 0.6512% 10/15/30 (e)	7,346,098	7,375,829
Series 3046 Class F, 0.5712% 3/15/33 (e)	6,106,275	6,091,467
Series 3325:
Class FM, 0.6312% 5/15/37 (e)	978,731	982,478
Class FN, 0.6312% 5/15/37 (e)	978,731	982,478
planned amortization class Series 3081 Class CP 5.5% 10/15/34	1,582,341	1,643,440
sequential payer Series 2582 Class CG, 4% 11/15/17	224,016	226,523
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities Series 2013-37 Class F, 0.4722% 6/20/40 (d)(e)	880,000	880,000
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.8017% 11/16/39 (e)	651,883	657,658
Series 2009-116 Class KF, 0.7317% 12/16/39 (e)	568,988	572,737
Series 2009-127 Class FA, 0.7547% 9/20/38 (e)	720,043	725,183
Series 2010-53 Class FC, 1.0247% 4/20/40 (e)	624,242	634,352
Series 2010-9 Class FA, 0.7217% 1/16/40 (e)	844,165	849,610
Series 2012-113 Class FJ, 0.4547% 1/20/42 (e)	1,559,651	1,564,358
Series 2012-84 Class FH, 0.6517% 7/16/42 (e)	3,951,463	3,973,793
Series 2013-9 Class F, 0.4507% 1/20/43 (e)	2,269,583	2,276,474
floater planned amortization Series 2004-80 Class FM, 0.5047% 7/20/34 (e)	4,607,853	4,610,762
floater sequential payer Series 2010-120 Class FB 0.5047% 9/20/35 (e)	684,386	685,443
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	310,196	317,335
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-99 Class PT, 3.5% 8/20/33	$ 373,227	$ 383,379
Series 2012-116 Class BE, 2% 6/16/42	1,938,898	1,982,618
Series 2012-149 Class LF, 0.4547% 12/20/42 (e)	1,326,009	1,325,350
Series 2012-97 Class JF, 0.4517% 8/16/42 (e)	1,156,706	1,158,230
TOTAL U.S. GOVERNMENT AGENCY		136,387,775
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,351,656)		147,171,085
Commercial Mortgage Securities - 0.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43	420,000	452,582
Series 2006-2 Class A4, 5.7321% 5/10/45 (e)	750,000	847,248
Series 2006-4 Class A4, 5.634% 7/10/46	370,000	418,467
Series 2004-6 Class A4, 4.625% 12/10/42 (e)	180,000	183,591
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (c)(e)	1,720,000	1,735,595
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8 Class A2, 0.3512% 3/15/22 (c)(e)	1,000,525	994,986
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	450,000	482,282
Series 2006-PW14 Class A4, 5.201% 12/11/38	625,000	706,693
Series 2007-PW17 Class AAB, 5.703% 6/11/50	431,862	451,644
Series 2007-PW18 Class A2, 5.613% 6/11/50	299,748	305,501
Series 05-PWR7 Class A3, 5.116% 2/11/41	725,000	776,437
Series 2004-T14 Class A4, 5.2% 1/12/41	207,449	214,015
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4, 5.3603% 4/15/40 (e)	380,000	395,912
COMM Mortgage Trust Series 2004-LB3A Class A5, 5.3584% 7/10/37 (e)	960,000	1,004,581
Commercial Mortgage Loan Trust sequential payer Series 2008-LS1 Class A3, 6.0064% 12/10/49 (e)	45,599	45,576
Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2012-LC4 Class A1, 1.156% 12/10/44	220,936	222,898
Series 2005-C6 Class A5B, 5.167% 6/10/44 (e)	210,000	229,167
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4, 5.014% 2/15/38 (e)	$ 390,000	$ 415,257
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	385,269	391,804
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (c)(e)	850,000	850,255
Class A2FL, 0.908% 12/5/31 (c)(e)	1,110,000	1,111,371
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class A3, 4.569% 8/10/42	98,903	99,534
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8671% 7/10/38 (e)	915,000	1,035,334
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(e)	637,160	637,760
Class A2, 1.2601% 3/6/20 (c)(e)	710,000	711,247
Series 2006-GG6 Class A4, 5.553% 4/10/38 (e)	370,000	410,575
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0512% 11/8/29 (c)(e)	1,840,000	1,844,263
GS Mortgage Securities Trust:
sequential payer Series 2011-GC3 Class A1, 2.331% 3/10/44 (c)	1,176,382	1,200,775
Series 2007-GG10 Class A3, 5.7911% 8/10/45 (e)	525,000	563,720
Series 2012-GC6 Class A1, 1.282% 1/10/45	72,981	73,590
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(e)	423,513	423,690
Series 11-C4 Class A1, 1.5251% 7/15/46 (c)	475,671	480,721
Series 2004-C1 Class A3, 4.719% 1/15/38	410,000	419,480
Series 2004-PNC1 Class A4, 5.37% 6/12/41 (e)	245,000	256,659
Series 2012-C6 Class A1, 1.0305% 5/15/45	167,321	168,425
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class A6, 4.899% 1/12/37	340,000	360,443
Series 2005-LDP2 Class A3A, 4.678% 7/15/42	167,427	168,739
Series 2005-LDP4 Class ASB, 4.824% 10/15/42 (e)	30,758	31,786
Series 2011-C3 Class A1, 1.8748% 2/15/46 (c)	860,077	872,671
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C8 Class A3, 4.83% 11/15/27	465,427	470,359
Series 2006-C1 Class A4, 5.156% 2/15/31	375,000	413,538
Series 2004-C1 Class A4, 4.568% 1/15/31	278,466	286,160
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-2 Class A4, 5.8938% 6/12/46 (e)	465,000	529,749
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class A2, 0.302% 10/15/20 (c)(e)	$ 688,190	$ 681,962
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	191,376	191,352
Series 2005-HQ6 Class A4A, 4.989% 8/13/42	445,000	480,641
Series 2005-IQ9 Class A5, 4.7% 7/15/56	1,105,000	1,171,986
Series 2005-T17 Class A5, 4.78% 12/13/41	225,000	237,891
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	1,360,000	1,538,428
Series 2008-T29 Class A3, 6.2749% 1/11/43 (e)	700,000	732,743
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 05-C18 Class A4, 4.935% 4/15/42 (e)	180,000	193,586
Series 2004-C14 Class A4, 5.088% 8/15/41 (e)	95,000	99,249
WF-RBS Commercial Mortgage Trust sequential payer Series 2011-C4 Class A1, 1.607% 6/15/44 (c)	787,297	798,996
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,945,564)		29,821,914
Municipal Securities - 0.1%

Illinois Gen. Oblig.:
Series 2010, 4.071% 1/1/14	950,000	971,841
Series 2011, 4.026% 3/1/14	2,050,000	2,105,145
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 4% 7/1/13 (f)	150,000	151,506
TOTAL MUNICIPAL SECURITIES (Cost $3,230,711)		3,228,492
Foreign Government and Government Agency Obligations - 0.2%

Ontario Province 0.458% 4/1/15 (e) (Cost $10,008,834)	10,000,000	10,018,570
Certificates of Deposit - 0.1%

Bank of Nova Scotia yankee 0.792% 2/10/14 (e)	2,000,000	2,009,572
Svenska Handelsbanken AB yankee 0.758% 3/18/13 (e)	1,820,000	1,820,382
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,819,944)		3,829,954
Commercial Paper - 0.2%
	Principal Amount	Value
British Telecommunications PLC:
1.17% 6/3/13	$ 2,000,000	$ 1,997,108
1.5% 5/14/13	1,000,000	998,906
Vodafone Group PLC yankee:
0.77% 12/30/13	5,000,000	4,971,152
1.25% 3/12/13	3,000,000	2,999,734
TOTAL COMMERCIAL PAPER (Cost $10,957,150)		10,966,900
Short-Term Funds - 59.8%
	Shares
Short-Term Funds - 59.8%
Baird Short-Term Bond Fund - Institutional Class	3,847,769	37,554,227
Delaware Limited-Term Diversified Income Fund - Class A	20,365,691	179,421,733
Fidelity Conservative Income Bond Fund Institutional Class (b)	31,464,969	315,908,293
Fidelity Short-Term Bond Fund (b)	77,533,778	666,790,491
Janus Short-Term Bond Fund - Class T	75,772,549	234,137,176
JPMorgan Short Duration Bond Fund - Select Class Shares	28,120,124	308,758,961
Metropolitan West Low Duration Bond Fund	39,958,939	352,837,431
PIMCO Short-Term Fund	86,199,833	852,516,345
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	40,317,494	194,330,321
TOTAL SHORT-TERM FUNDS (Cost $3,126,080,565)		3,142,254,978
Money Market Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class (b)	499,827,654	499,827,654
SSgA US Treasury Money Market Fund, 0% (a)	41,204,578	41,204,578
TOTAL MONEY MARKET FUNDS (Cost $541,032,232)		541,032,232
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,249,016,717)		5,268,143,603
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(15,656,525)
NET ASSETS - 100%		$ 5,252,487,078
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $286,552,881 or 5.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 212,634,399	$ 102,572,545	$ -	$ 1,547,173	$ 315,908,293
Fidelity Institutional Money Market Portfolio Institutional Class	326,967,203	173,375,358	514,907	577,775	499,827,654
Fidelity Short-Term Bond Fund	389,499,533	273,808,639	-	3,620,641	666,790,491
Total	$ 929,101,135	$ 549,756,542	$ 514,907	$ 5,745,589	$ 1,482,526,438
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 906,579,393	$ -	$ 906,579,393	$ -
U.S. Government and Government Agency Obligations	51,795,698	-	51,795,698	-
U.S. Government Agency - Mortgage Securities	76,661,832	-	76,661,832	-
Asset-Backed Securities	344,782,555	-	344,782,555	-
Collateralized Mortgage Obligations	147,171,085	-	147,171,085	-
Commercial Mortgage Securities	29,821,914	-	29,821,914	-
Municipal Securities	3,228,492	-	3,228,492	-
Foreign Government and Government Agency Obligations	10,018,570	-	10,018,570	-
Certificates of Deposit	3,829,954	-	3,829,954	-
Commercial Paper	10,966,900	-	10,966,900	-
Short-Term Funds	3,142,254,978	3,142,254,978	-	-
Money Market Funds	541,032,232	541,032,232	-	-
Total Investments in Securities:	$ 5,268,143,603	$ 3,683,287,210	$ 1,584,856,393	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $5,248,203,278. Net unrealized appreciation aggregated $19,940,325, of which $24,023,575 related to appreciated investment securities and $4,083,250 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2013

1.907408.102

SGF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 77.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.4%
BorgWarner, Inc. (a)	261,400	$ 19,450,774
TRW Automotive Holdings Corp. (a)	307,030	18,019,591
		37,470,365
Automobiles - 0.7%
Ford Motor Co.	1,007,700	12,707,097
General Motors Co. (a)	599,000	16,262,850
Harley-Davidson, Inc.	400,400	21,073,052
Tesla Motors, Inc. (a)	162,981	5,676,628
		55,719,627
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	378,091	5,746,983
Weight Watchers International, Inc.	204,116	8,744,329
		14,491,312
Hotels, Restaurants & Leisure - 3.3%
Dunkin' Brands Group, Inc.	239,720	8,905,598
Las Vegas Sands Corp.	1,426,150	73,432,464
McDonald's Corp.	319,090	30,600,731
Panera Bread Co. Class A (a)	78,200	12,586,290
Starbucks Corp.	1,051,773	57,658,196
Starwood Hotels & Resorts Worldwide, Inc.	332,568	20,063,827
Wyndham Worldwide Corp.	345,639	20,821,293
Wynn Resorts Ltd.	304,673	35,616,274
Yum! Brands, Inc.	251,600	16,474,768
		276,159,441
Household Durables - 0.2%
Lennar Corp. Class A	350,500	13,525,795
Mohawk Industries, Inc. (a)	53,422	5,663,800
		19,189,595
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	317,680	83,953,294
Expedia, Inc.	139,680	8,917,171
Groupon, Inc. Class A (a)	1,306,107	5,916,665
priceline.com, Inc. (a)	89,370	61,449,025
		160,236,155
Media - 3.5%
Aimia, Inc.	244,272	3,730,700
CBS Corp. Class B	2,491,650	108,112,694
Comcast Corp. Class A	755,600	30,065,324
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	303,500	$ 14,619,595
Legend Pictures LLC (d)(e)	2,783	5,157,400
Morningstar, Inc.	124,812	8,559,607
News Corp. Class A	1,318,100	37,961,280
Omnicom Group, Inc.	362,320	20,844,270
Sirius XM Radio, Inc.	5,783,100	17,927,610
The Walt Disney Co.	227,400	12,413,766
Time Warner Cable, Inc.	78,400	6,772,976
Viacom, Inc. Class B (non-vtg.)	458,360	26,795,726
		292,960,948
Multiline Retail - 0.7%
Dollar General Corp. (a)	478,800	22,187,592
Dollar Tree, Inc. (a)	303,783	13,726,435
Macy's, Inc.	407,000	16,727,700
Target Corp.	90,100	5,672,696
		58,314,423
Specialty Retail - 4.0%
AutoZone, Inc. (a)	68,600	26,078,290
Best Buy Co., Inc.	271,870	4,461,387
Foot Locker, Inc.	453,800	15,515,422
Gap, Inc.	469,600	15,459,232
Home Depot, Inc.	2,047,090	140,225,665
Limited Brands, Inc.	256,500	11,675,880
Lowe's Companies, Inc.	467,100	17,819,865
O'Reilly Automotive, Inc. (a)	81,300	8,271,462
Ross Stores, Inc.	392,800	22,766,688
TJX Companies, Inc.	1,273,700	57,278,289
Ulta Salon, Cosmetics & Fragrance, Inc.	157,900	13,983,624
		333,535,804
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	91,205	4,407,938
NIKE, Inc. Class B	168,170	9,158,538
Ralph Lauren Corp.	137,700	23,886,819
Under Armour, Inc. Class A (sub. vtg.) (a)	260,700	12,847,296
		50,300,591
TOTAL CONSUMER DISCRETIONARY		1,298,378,261
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.7%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR	382,750	$ 35,974,673
Beam, Inc.	217,250	13,258,768
Monster Beverage Corp. (a)	173,825	8,765,995
PepsiCo, Inc.	664,490	50,348,407
		108,347,843
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	149,100	15,102,339
CVS Caremark Corp.	1,434,980	73,356,178
Kroger Co.	721,500	21,075,015
		109,533,532
Food Products - 1.3%
Archer Daniels Midland Co.	469,800	14,967,828
ConAgra Foods, Inc.	686,400	23,413,104
D.E. Master Blenders 1753 NV (a)	1,104,378	13,309,447
Kellogg Co.	229,070	13,858,735
Kraft Foods Group, Inc.	207,093	10,037,798
McCormick & Co., Inc. (non-vtg.)	13,233	890,184
Mead Johnson Nutrition Co. Class A	231,680	17,355,149
Mondelez International, Inc.	618,830	17,110,650
		110,942,895
Household Products - 0.5%
Energizer Holdings, Inc.	157,000	14,433,010
Procter & Gamble Co.	329,300	25,086,074
		39,519,084
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	614,816	39,409,706
Tobacco - 1.8%
Philip Morris International, Inc.	1,658,210	152,140,768
TOTAL CONSUMER STAPLES		559,893,828
ENERGY - 3.5%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	150,950	9,618,534
Core Laboratories NV	64,440	8,837,946
FMC Technologies, Inc. (a)	293,300	15,225,203
Halliburton Co.	294,200	12,212,242
National Oilwell Varco, Inc.	503,348	34,293,099
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	143,300	$ 9,112,447
Schlumberger Ltd.	637,277	49,612,014
		138,911,485
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.	270,360	20,079,637
Cabot Oil & Gas Corp.	238,100	14,755,057
Denbury Resources, Inc. (a)	1,254,340	22,728,641
Marathon Petroleum Corp.	175,000	14,504,000
Occidental Petroleum Corp.	270,330	22,256,269
Range Resources Corp.	399,109	30,651,571
The Williams Companies, Inc.	264,300	9,173,853
Ultra Petroleum Corp. (a)	178,874	3,051,590
Valero Energy Corp.	376,900	17,182,871
		154,383,489
TOTAL ENERGY		293,294,974
FINANCIALS - 4.4%
Capital Markets - 1.1%
BlackRock, Inc. Class A	73,800	17,693,550
Charles Schwab Corp.	1,025,010	16,646,162
Franklin Resources, Inc.	177,500	25,071,875
Greenhill & Co., Inc.	93,305	5,671,078
T. Rowe Price Group, Inc.	421,166	29,982,808
		95,065,473
Commercial Banks - 0.6%
Regions Financial Corp.	2,392,200	18,300,330
Wells Fargo & Co.	907,640	31,840,011
		50,140,341
Consumer Finance - 0.6%
Capital One Financial Corp.	484,940	24,746,488
Discover Financial Services	534,600	20,598,138
		45,344,626
Diversified Financial Services - 0.8%
Citigroup, Inc.	350,100	14,693,697
CME Group, Inc.	71,180	4,257,988
IntercontinentalExchange, Inc. (a)	59,265	9,175,407
JPMorgan Chase & Co.	361,700	17,694,364
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	200,973	$ 9,355,293
MSCI, Inc. Class A (a)	440,621	14,597,774
		69,774,523
Insurance - 0.7%
Allstate Corp.	464,900	21,394,698
Arch Capital Group Ltd. (a)	182,291	8,954,134
Everest Re Group Ltd.	96,864	12,070,223
Fidelity National Financial, Inc. Class A	263,500	6,571,690
Progressive Corp.	497,316	12,114,618
		61,105,363
Real Estate Investment Trusts - 0.6%
American Tower Corp.	636,000	49,353,600
TOTAL FINANCIALS		370,783,926
HEALTH CARE - 10.7%
Biotechnology - 4.4%
Amgen, Inc.	870,800	79,599,828
Biogen Idec, Inc. (a)	366,750	61,005,195
Celgene Corp. (a)	471,400	48,639,052
Gilead Sciences, Inc. (a)	4,037,910	172,459,136
Ironwood Pharmaceuticals, Inc. Class A (a)	297,572	4,442,750
		366,145,961
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	387,760	26,212,576
Covidien PLC	305,600	19,426,992
Intuitive Surgical, Inc. (a)	62,684	31,961,945
Medtronic, Inc.	604,110	27,160,786
The Cooper Companies, Inc.	127,300	13,501,438
		118,263,737
Health Care Providers & Services - 2.3%
Aetna, Inc.	434,300	20,494,617
Cardinal Health, Inc.	324,200	14,981,282
CIGNA Corp.	303,400	17,736,764
Express Scripts Holding Co. (a)	814,210	46,336,691
HCA Holdings, Inc.	389,500	14,446,555
McKesson Corp.	233,500	24,781,355
Qualicorp SA (a)	939,834	10,507,490
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	612,600	$ 32,743,470
WellPoint, Inc.	202,810	12,610,726
		194,638,950
Health Care Technology - 0.4%
athenahealth, Inc. (a)	143,362	13,445,922
Cerner Corp. (a)	244,700	21,401,462
		34,847,384
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	336,540	16,870,750
Techne Corp.	53,848	3,661,126
		20,531,876
Pharmaceuticals - 2.0%
Actavis, Inc. (a)	263,500	22,439,660
Allergan, Inc.	411,009	44,561,596
GlaxoSmithKline PLC sponsored ADR	331,500	14,595,945
Johnson & Johnson	329,350	25,066,829
Merck & Co., Inc.	506,450	21,640,609
Pfizer, Inc.	1,300,560	35,596,327
Zoetis, Inc. Class A	71,000	2,374,950
		166,275,916
TOTAL HEALTH CARE		900,703,824
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	543,480	38,097,948
L-3 Communications Holdings, Inc.	140,100	10,685,427
Lockheed Martin Corp.	110,600	9,732,800
Precision Castparts Corp.	315,141	58,802,159
Textron, Inc.	490,800	14,159,580
The Boeing Co.	156,950	12,069,455
United Technologies Corp.	728,710	65,984,691
		209,532,060
Air Freight & Logistics - 0.6%
FedEx Corp.	140,100	14,770,743
United Parcel Service, Inc. Class B	400,950	33,138,518
		47,909,261
Airlines - 0.3%
Delta Air Lines, Inc. (a)	1,712,400	24,435,948
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Covanta Holding Corp.	340,508	$ 6,660,336
Edenred SA	666,450	23,057,221
Stericycle, Inc. (a)	82,398	7,903,616
		37,621,173
Construction & Engineering - 0.2%
Fluor Corp.	347,700	21,522,630
Electrical Equipment - 0.1%
Sensata Technologies Holding BV (a)	279,400	9,077,706
Industrial Conglomerates - 0.7%
Danaher Corp.	1,007,599	62,068,098
Machinery - 1.2%
Caterpillar, Inc.	445,990	41,196,096
Cummins, Inc.	129,410	14,994,737
Pall Corp.	221,700	15,115,506
Parker Hannifin Corp.	46,580	4,400,878
Pentair Ltd.	329,700	17,563,119
Timken Co.	86,000	4,671,520
		97,941,856
Professional Services - 0.8%
Equifax, Inc.	178,631	9,846,141
IHS, Inc. Class A (a)	136,812	14,536,275
Intertek Group PLC	261,179	13,229,839
Towers Watson & Co.	196,500	13,081,005
Verisk Analytics, Inc. (a)	285,531	16,709,274
		67,402,534
Road & Rail - 2.2%
Canadian Pacific	192,200	23,380,839
CSX Corp.	696,500	15,977,710
Kansas City Southern	304,450	31,349,217
Union Pacific Corp.	807,050	110,654,626
		181,362,392
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	77,800	17,618,588
TOTAL INDUSTRIALS		776,492,246
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,622,630	33,831,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	360,383	$ 22,419,426
QUALCOMM, Inc.	2,373,450	155,769,524
		212,020,786
Computers & Peripherals - 4.0%
3D Systems Corp. (a)	44,334	1,638,585
Apple, Inc.	655,389	289,288,705
EMC Corp. (a)	587,100	13,509,171
NCR Corp. (a)	573,900	15,828,162
Western Digital Corp.	298,200	14,063,112
		334,327,735
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	136,773	8,128,419
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	256,963	9,497,352
Baidu.com, Inc. sponsored ADR (a)	144,600	13,123,896
Dropbox, Inc. (e)	314,762	2,848,313
eBay, Inc. (a)	1,372,110	75,026,975
Facebook, Inc. Class A	1,363,450	37,154,013
Google, Inc. Class A (a)	274,442	219,882,930
IAC/InterActiveCorp	313,490	12,774,718
LinkedIn Corp. (a)	112,851	18,979,281
MercadoLibre, Inc.	71,372	6,110,157
Qihoo 360 Technology Co. Ltd. ADR (a)	113,915	3,505,165
SINA Corp. (a)	51,836	2,678,884
Yandex NV (a)	526,661	12,213,269
YouKu.com, Inc. ADR (a)	360,492	7,350,432
		421,145,385
IT Services - 5.4%
Alliance Data Systems Corp. (a)	128,900	20,455,141
Cognizant Technology Solutions Corp. Class A (a)	670,450	51,470,447
Fiserv, Inc. (a)	120,000	9,853,200
Gartner, Inc. Class A (a)	276,825	13,774,812
IBM Corp.	363,200	72,941,456
MasterCard, Inc. Class A	218,630	113,210,987
Teradata Corp. (a)	228,300	13,255,098
Visa, Inc. Class A	1,032,050	163,724,412
		458,685,553
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	715,600	25,346,552
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	111,168	$ 7,890,705
Broadcom Corp. Class A	1,021,390	34,839,613
First Solar, Inc. (a)	230,768	5,965,353
LSI Corp. (a)	1,820,500	12,670,680
Microchip Technology, Inc.	494,807	18,045,611
NXP Semiconductors NV (a)	622,500	20,119,200
		124,877,714
Software - 3.8%
Adobe Systems, Inc. (a)	389,020	15,288,486
Cadence Design Systems, Inc. (a)	554,000	7,844,640
Citrix Systems, Inc. (a)	29,848	2,116,223
Intuit, Inc.	374,100	24,121,968
Microsoft Corp.	1,488,600	41,383,080
Oracle Corp.	3,510,450	120,268,017
salesforce.com, Inc. (a)	301,689	51,051,813
ServiceNow, Inc.	86,358	2,804,044
Solera Holdings, Inc.	340,296	19,158,665
Splunk, Inc.	86,317	3,118,633
Synopsys, Inc. (a)	391,100	13,700,233
VMware, Inc. Class A (a)	112,886	8,108,601
Workday, Inc.	61,766	3,415,042
Zynga, Inc. (a)	1,220,184	4,136,424
		316,515,869
TOTAL INFORMATION TECHNOLOGY		1,875,701,461
MATERIALS - 3.8%
Chemicals - 3.5%
Ashland, Inc.	603,760	47,075,167
CF Industries Holdings, Inc.	82,300	16,528,309
Eastman Chemical Co.	267,000	18,617,910
Ecolab, Inc.	290,900	22,268,395
Intrepid Potash, Inc.	271,007	5,341,548
Monsanto Co.	1,281,543	129,474,289
PPG Industries, Inc.	335,600	45,191,896
Rockwood Holdings, Inc.	178,800	11,192,880
		295,690,394
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	116,464	11,312,148
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	450,700	$ 14,386,344
TOTAL MATERIALS		321,388,886
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	669,200	31,137,876
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	427,050	29,808,090
SBA Communications Corp. Class A (a)	291,600	20,738,592
		50,546,682
TOTAL TELECOMMUNICATION SERVICES		81,684,558
UTILITIES - 0.3%
Electric Utilities - 0.3%
Brookfield Infrastructure Partners LP	530,783	21,045,546
TOTAL COMMON STOCKS (Cost $5,019,778,378)		6,499,367,510
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc. Series G (e) (Cost $906,253)	296,161	906,253
Equity Funds - 17.6%

Large Growth Funds - 17.2%
ASTON/Montag & Caldwell Growth Fund Class N	30,161,772	766,712,247
Columbia Select Large Cap Growth Fund Class Z (a)	11,256,944	168,178,741
Fidelity Growth Company Fund (c)	4,529,293	440,881,420
iShares Russell 1000 Growth Index ETF	79,848	5,512,706
PRIMECAP Odyssey Growth Fund	3,283,545	61,664,980
TOTAL LARGE GROWTH FUNDS		1,442,950,094
Sector Funds - 0.4%
Consumer Staples Select Sector SPDR ETF	772,648	29,414,709
TOTAL EQUITY FUNDS (Cost $1,270,426,338)		1,472,364,803
Money Market Funds - 4.6%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $384,904,460)	384,904,460	$ 384,904,460
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,676,015,429)		8,357,543,026
NET OTHER ASSETS (LIABILITIES) - 0.4%		37,641,394
NET ASSETS - 100%		$ 8,395,184,420
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,543 CME E-mini S&P 500 Index Contracts	March 2013	$ 268,081,095	$ 6,490,133

The face value of futures purchased as a percentage of net assets is 3.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,911,966 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,379
Legend Pictures LLC	3/8/12	$ 2,975,389
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 392,697,584	$ 11,597,765	$ -	$ 841,243	$ 440,881,420
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,298,378,261	$ 1,293,220,861	$ -	$ 5,157,400
Consumer Staples	559,893,828	559,893,828	-	-
Energy	293,294,974	293,294,974	-	-
Financials	370,783,926	370,783,926	-	-
Health Care	900,703,824	900,703,824	-	-
Industrials	776,492,246	776,492,246	-	-
Information Technology	1,876,607,714	1,872,853,148	-	3,754,566
Materials	321,388,886	321,388,886	-	-
Telecommunication Services	81,684,558	81,684,558	-	-
Utilities	21,045,546	21,045,546	-	-
Equity Funds	1,472,364,803	1,472,364,803	-	-
Money Market Funds	384,904,460	384,904,460	-	-
Total Investments in Securities:	$ 8,357,543,026	$ 8,348,631,060	$ -	$ 8,911,966
Derivative Instruments:
Assets
Futures Contracts	$ 6,490,133	$ 6,490,133	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $6,683,909,376. Net unrealized appreciation aggregated $1,673,633,650, of which $1,748,953,538 related to appreciated investment securities and $75,319,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund

February 28, 2013

1.931579.101

MMV-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.6%
Autoliv, Inc.	300	$ 19,554
Lear Corp.	570	30,449
The Goodyear Tire & Rubber Co. (a)	170	2,207
TRW Automotive Holdings Corp. (a)	480	28,171
		80,381
Automobiles - 1.0%
Ford Motor Co.	8,260	104,159
General Motors Co. (a)	1,070	29,051
		133,210
Diversified Consumer Services - 0.0%
H&R Block, Inc.	200	4,972
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	400	14,308
Darden Restaurants, Inc.	110	5,090
Hyatt Hotels Corp. Class A (a)	110	4,520
McDonald's Corp.	400	38,360
Royal Caribbean Cruises Ltd.	140	4,882
		67,160
Household Durables - 1.1%
D.R. Horton, Inc.	1,797	40,073
Harman International Industries, Inc.	500	21,225
Jarden Corp.	550	34,161
Lennar Corp. Class A	364	14,047
Newell Rubbermaid, Inc.	200	4,668
Tupperware Brands Corp.	40	3,129
Whirlpool Corp.	300	33,885
		151,188
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	80	3,202
Mattel, Inc.	250	10,188
		13,390
Media - 3.3%
CBS Corp. Class B	400	17,356
DIRECTV (a)	1,210	58,286
Gannett Co., Inc.	1,340	26,894
Interpublic Group of Companies, Inc.	290	3,706
News Corp. Class A	800	23,040
Omnicom Group, Inc.	180	10,355
The Walt Disney Co.	1,800	98,262
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	900	$ 77,751
Time Warner, Inc.	1,938	103,043
Viacom, Inc. Class B (non-vtg.)	740	43,260
		461,953
Multiline Retail - 1.2%
Dillard's, Inc. Class A	320	25,498
J.C. Penney Co., Inc.	341	5,991
Kohl's Corp.	400	18,440
Macy's, Inc.	610	25,071
Nordstrom, Inc.	500	27,110
Target Corp.	1,140	71,774
		173,884
Specialty Retail - 0.8%
AutoZone, Inc. (a)	20	7,603
Foot Locker, Inc.	100	3,419
GameStop Corp. Class A	80	2,005
Gap, Inc.	330	10,864
Home Depot, Inc.	242	16,577
PetSmart, Inc.	300	19,533
Ross Stores, Inc.	600	34,776
Signet Jewelers Ltd.	50	3,061
Tiffany & Co., Inc.	300	20,148
		117,986
TOTAL CONSUMER DISCRETIONARY		1,204,124
CONSUMER STAPLES - 6.3%
Beverages - 0.5%
Anheuser-Busch InBev SA NV ADR	100	9,399
Coca-Cola Enterprises, Inc.	200	7,156
Constellation Brands, Inc. Class A (sub. vtg.) (a)	180	7,963
Diageo PLC sponsored ADR	125	14,964
Dr. Pepper Snapple Group, Inc.	140	6,107
Molson Coors Brewing Co. Class B	110	4,863
PepsiCo, Inc.	350	26,520
		76,972
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	200	20,258
CVS Caremark Corp.	2,300	117,576
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	1,090	$ 31,839
Safeway, Inc.	1,000	23,860
Sysco Corp.	400	12,864
Wal-Mart Stores, Inc.	2,290	162,086
Walgreen Co.	1,074	43,970
		412,453
Food Products - 1.6%
Archer Daniels Midland Co.	1,100	35,046
Bunge Ltd.	232	17,194
Campbell Soup Co.	210	8,644
ConAgra Foods, Inc.	270	9,210
Dole Food Co., Inc. (a)	1,300	14,560
General Mills, Inc.	685	31,681
Ingredion, Inc.	370	24,494
Smithfield Foods, Inc. (a)	990	22,018
The Hershey Co.	185	15,418
The J.M. Smucker Co.	90	8,577
Tyson Foods, Inc. Class A	1,000	22,670
Unilever NV (NY Reg.)	354	13,778
		223,290
Household Products - 0.4%
Energizer Holdings, Inc.	40	3,677
Procter & Gamble Co.	600	45,708
		49,385
Tobacco - 0.8%
Altria Group, Inc.	1,380	46,299
Philip Morris International, Inc.	600	55,050
Reynolds American, Inc.	380	16,598
		117,947
TOTAL CONSUMER STAPLES		880,047
ENERGY - 13.5%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc. (a)	40	2,046
Halliburton Co.	714	29,638
Helmerich & Payne, Inc.	70	4,638
McDermott International, Inc. (a)	2,000	25,440
Nabors Industries Ltd.	1,300	21,788
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	430	$ 29,296
Parker Drilling Co. (a)	2,100	9,996
Rowan Companies PLC (a)	80	2,767
RPC, Inc.	110	1,780
Schlumberger Ltd.	900	70,065
		197,454
Oil, Gas & Consumable Fuels - 12.1%
Apache Corp.	1,200	89,124
Chevron Corp.	3,740	438,141
ConocoPhillips	2,220	128,649
CVR Energy, Inc.	700	39,326
Devon Energy Corp.	1,300	70,538
Energen Corp.	70	3,237
Exxon Mobil Corp.	5,120	458,496
Hess Corp.	783	52,070
Marathon Oil Corp.	1,580	52,930
Marathon Petroleum Corp.	1,200	99,456
Murphy Oil Corp.	430	26,178
Occidental Petroleum Corp.	900	74,097
Phillips 66	744	46,842
Pioneer Natural Resources Co.	102	12,833
Tesoro Corp.	80	4,499
Valero Energy Corp.	1,950	88,901
		1,685,317
TOTAL ENERGY		1,882,771
FINANCIALS - 20.9%
Capital Markets - 3.2%
Ameriprise Financial, Inc.	1,360	93,337
Bank of New York Mellon Corp.	2,000	54,280
BlackRock, Inc. Class A	303	72,644
Charles Schwab Corp.	417	6,772
Franklin Resources, Inc.	160	22,600
Goldman Sachs Group, Inc.	780	116,813
Invesco Ltd.	280	7,501
Northern Trust Corp.	150	7,976
State Street Corp.	1,020	57,722
		439,645
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.1%
Banco Santander SA (Spain) sponsored ADR	1,080	$ 8,186
BB&T Corp.	460	13,966
BOK Financial Corp.	40	2,377
CIT Group, Inc. (a)	140	5,860
Comerica, Inc.	1,030	35,411
Commerce Bancshares, Inc.	73	2,781
Cullen/Frost Bankers, Inc.	40	2,422
East West Bancorp, Inc.	100	2,460
Fifth Third Bancorp	2,200	34,848
First Republic Bank	277	10,097
Huntington Bancshares, Inc.	3,280	23,058
KeyCorp	2,530	23,757
M&T Bank Corp.	101	10,311
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,673	9,268
PNC Financial Services Group, Inc.	1,150	71,749
SunTrust Banks, Inc.	732	20,196
U.S. Bancorp	3,300	112,134
Wells Fargo & Co.	9,100	319,228
Zions Bancorporation	130	3,138
		711,247
Consumer Finance - 1.3%
American Express Co.	1,690	105,034
Capital One Financial Corp.	400	20,412
Discover Financial Services	1,340	51,630
SLM Corp.	320	6,070
		183,146
Diversified Financial Services - 4.6%
Bank of America Corp.	6,285	70,581
Citigroup, Inc.	3,600	151,092
JPMorgan Chase & Co.	8,355	408,727
The NASDAQ Stock Market, Inc.	130	4,116
		634,516
Insurance - 6.0%
ACE Ltd.	220	18,786
AFLAC, Inc.	720	35,964
Allstate Corp.	1,330	61,207
American Financial Group, Inc.	180	7,913
American International Group, Inc. (a)	2,010	76,400
Axis Capital Holdings Ltd.	80	3,258
Cincinnati Financial Corp.	110	4,951
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	240	$ 29,906
Hartford Financial Services Group, Inc.	300	7,083
HCC Insurance Holdings, Inc.	1,010	40,400
Lincoln National Corp.	1,290	38,107
Loews Corp.	720	31,039
Markel Corp. (a)	20	9,669
PartnerRe Ltd.	340	30,342
Platinum Underwriters Holdings Ltd.	400	21,152
Principal Financial Group, Inc.	220	6,954
ProAssurance Corp.	400	18,756
Progressive Corp.	281	6,845
Prudential Financial, Inc.	1,890	105,027
Reinsurance Group of America, Inc.	70	4,025
RenaissanceRe Holdings Ltd.	90	7,870
The Chubb Corp.	1,600	134,448
The Travelers Companies, Inc.	1,110	89,266
Torchmark Corp.	200	11,238
Unum Group	1,000	24,470
W.R. Berkley Corp.	130	5,395
XL Group PLC Class A	210	6,014
		836,485
Real Estate Investment Trusts - 0.7%
Digital Realty Trust, Inc.	403	26,993
Simon Property Group, Inc.	350	55,601
Weyerhaeuser Co.	700	20,587
		103,181
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	270	3,645
People's United Financial, Inc.	240	3,144
		6,789
TOTAL FINANCIALS		2,915,009
HEALTH CARE - 12.1%
Biotechnology - 0.9%
Amgen, Inc.	1,190	108,778
United Therapeutics Corp. (a)	330	19,737
		128,515
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	1,300	$ 43,927
Baxter International, Inc.	843	56,987
Becton, Dickinson & Co.	160	14,090
Boston Scientific Corp. (a)	980	7,242
C.R. Bard, Inc.	60	5,931
CareFusion Corp. (a)	140	4,584
Covidien PLC	1,610	102,348
Medtronic, Inc.	1,090	49,006
St. Jude Medical, Inc.	210	8,610
Stryker Corp.	260	16,609
Zimmer Holdings, Inc.	650	48,724
		358,058
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,050	49,550
AmerisourceBergen Corp.	160	7,552
Cardinal Health, Inc.	230	10,628
CIGNA Corp.	700	40,922
HCA Holdings, Inc.	270	10,014
Humana, Inc.	200	13,652
Laboratory Corp. of America Holdings (a)	90	7,974
LifePoint Hospitals, Inc. (a)	400	17,636
McKesson Corp.	340	36,084
Omnicare, Inc.	80	2,981
Quest Diagnostics, Inc.	110	6,179
UnitedHealth Group, Inc.	2,740	146,453
Universal Health Services, Inc. Class B	260	15,051
WellPoint, Inc.	500	31,090
		395,766
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	240	9,955
Thermo Fisher Scientific, Inc.	830	61,254
		71,209
Pharmaceuticals - 5.2%
AbbVie, Inc.	863	31,862
Eli Lilly & Co.	790	43,181
Forest Laboratories, Inc. (a)	350	12,880
Johnson & Johnson	800	60,888
Merck & Co., Inc.	5,380	229,887
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	280	$ 8,291
Pfizer, Inc.	12,530	342,946
		729,935
TOTAL HEALTH CARE		1,683,483
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
Engility Holdings, Inc. (a)	66	1,245
General Dynamics Corp.	1,258	85,506
Honeywell International, Inc.	480	33,648
L-3 Communications Holdings, Inc.	770	58,728
Lockheed Martin Corp.	420	36,960
Northrop Grumman Corp.	650	42,692
Raytheon Co.	630	34,379
Rockwell Collins, Inc.	90	5,410
United Technologies Corp.	770	69,724
		368,292
Air Freight & Logistics - 0.5%
FedEx Corp.	200	21,086
United Parcel Service, Inc. Class B	500	41,325
		62,411
Airlines - 0.2%
Alaska Air Group, Inc. (a)	50	2,578
Delta Air Lines, Inc. (a)	490	6,992
Southwest Airlines Co.	500	5,850
United Continental Holdings, Inc. (a)	230	6,143
		21,563
Building Products - 0.4%
Owens Corning (a)	1,390	53,946
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	27,776
R.R. Donnelley & Sons Co.	1,100	11,484
Republic Services, Inc.	250	7,860
Tyco International Ltd.	290	9,283
		56,403
Construction & Engineering - 0.0%
URS Corp.	50	2,113
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Emerson Electric Co.	960	$ 54,432
Rockwell Automation, Inc.	80	7,227
		61,659
Industrial Conglomerates - 2.5%
3M Co.	470	48,880
General Electric Co.	13,038	302,742
		351,622
Machinery - 2.5%
AGCO Corp.	470	24,196
Caterpillar, Inc.	400	36,948
Cummins, Inc.	130	15,063
Deere & Co.	1,011	88,796
Dover Corp.	120	8,802
Illinois Tool Works, Inc.	320	19,680
Ingersoll-Rand PLC	180	9,477
Lincoln Electric Holdings, Inc.	50	2,803
PACCAR, Inc.	240	11,383
Parker Hannifin Corp.	450	42,516
Snap-On, Inc.	40	3,211
SPX Corp.	120	9,661
Stanley Black & Decker, Inc.	510	40,137
Timken Co.	600	32,592
WABCO Holdings, Inc. (a)	40	2,749
		348,014
Professional Services - 0.0%
Dun & Bradstreet Corp.	30	2,418
Manpower, Inc.	50	2,730
		5,148
Road & Rail - 0.5%
CSX Corp.	710	16,287
Norfolk Southern Corp.	750	54,788
		71,075
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	18,858
TOTAL INDUSTRIALS		1,421,104
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.1%
Cisco Systems, Inc.	10,330	$ 215,381
Harris Corp.	580	27,881
Juniper Networks, Inc. (a)	350	7,238
QUALCOMM, Inc.	600	39,378
		289,878
Computers & Peripherals - 1.3%
Apple, Inc.	155	68,417
Dell, Inc.	1,400	19,530
EMC Corp. (a)	543	12,494
Hewlett-Packard Co.	1,300	26,182
Seagate Technology	900	28,944
Western Digital Corp.	600	28,296
		183,863
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	60	2,409
Avnet, Inc. (a)	180	6,356
Corning, Inc.	1,900	23,959
Molex, Inc.	110	3,048
TE Connectivity Ltd.	1,147	46,029
Tech Data Corp. (a)	300	15,918
Vishay Intertechnology, Inc. (a)	1,300	17,147
		114,866
Internet Software & Services - 0.2%
eBay, Inc. (a)	295	16,131
Yahoo!, Inc. (a)	810	17,261
		33,392
IT Services - 1.9%
Amdocs Ltd.	600	21,882
Fidelity National Information Services, Inc.	200	7,530
Global Payments, Inc.	50	2,411
IBM Corp.	809	162,471
Visa, Inc. Class A	400	63,456
		257,750
Office Electronics - 0.2%
Xerox Corp.	3,140	25,465
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	820	11,234
Cree, Inc. (a)	70	3,166
Intel Corp.	2,800	58,380
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	110	$ 6,024
Texas Instruments, Inc.	310	10,655
		89,459
Software - 2.5%
Microsoft Corp.	2,000	55,600
Oracle Corp.	6,268	214,742
Symantec Corp. (a)	3,470	81,337
		351,679
TOTAL INFORMATION TECHNOLOGY		1,346,352
MATERIALS - 3.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	130	11,224
Albemarle Corp.	60	3,905
Ashland, Inc.	40	3,119
CF Industries Holdings, Inc.	180	36,149
E.I. du Pont de Nemours & Co.	580	27,782
Eastman Chemical Co.	400	27,892
Ecolab, Inc.	395	30,237
Huntsman Corp.	1,610	27,740
Kronos Worldwide, Inc.	700	11,977
NewMarket Corp.	10	2,517
Potash Corp. of Saskatchewan, Inc.	700	28,088
Syngenta AG (Switzerland)	75	31,829
The Dow Chemical Co.	307	9,738
The Mosaic Co.	200	11,708
		263,905
Containers & Packaging - 0.2%
Ball Corp.	220	9,770
Bemis Co., Inc.	60	2,240
Crown Holdings, Inc. (a)	110	4,276
Rock-Tenn Co. Class A	40	3,538
Sonoco Products Co.	70	2,224
		22,048
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	716	21,817
Freeport-McMoRan Copper & Gold, Inc.	1,850	59,052
Newmont Mining Corp.	300	12,087
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	90	$ 4,055
Reliance Steel & Aluminum Co.	70	4,661
Steel Dynamics, Inc.	150	2,291
		103,963
Paper & Forest Products - 0.2%
Domtar Corp.	250	18,640
International Paper Co.	270	11,883
		30,523
TOTAL MATERIALS		420,439
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	6,320	226,951
Wireless Telecommunication Services - 0.6%
China Mobile Ltd. sponsored ADR	600	32,880
MetroPCS Communications, Inc. (a)	220	2,156
Vodafone Group PLC	16,000	40,131
Vodafone Group PLC sponsored ADR	348	8,749
		83,916
TOTAL TELECOMMUNICATION SERVICES		310,867
UTILITIES - 3.7%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	1,330	62,231
Edison International	350	16,811
Entergy Corp.	700	43,582
FirstEnergy Corp.	260	10,265
NextEra Energy, Inc.	1,320	94,868
NV Energy, Inc.	270	5,335
OGE Energy Corp.	30	1,737
Pepco Holdings, Inc.	130	2,638
Pinnacle West Capital Corp.	80	4,475
Portland General Electric Co.	900	26,721
PPL Corp.	340	10,479
Xcel Energy, Inc.	280	8,036
		287,178
Gas Utilities - 0.3%
Atmos Energy Corp.	70	2,672
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	486	$ 11,426
UGI Corp.	800	28,656
		42,754
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	827	9,610
Multi-Utilities - 1.2%
Alliant Energy Corp.	90	4,292
Ameren Corp.	150	5,069
Consolidated Edison, Inc.	180	10,620
Integrys Energy Group, Inc.	70	3,960
MDU Resources Group, Inc.	130	3,141
Public Service Enterprise Group, Inc.	1,310	42,693
Sempra Energy	530	41,213
TECO Energy, Inc.	160	2,760
Wisconsin Energy Corp.	1,387	57,283
		171,031
Water Utilities - 0.0%
American Water Works Co., Inc.	110	4,340
TOTAL UTILITIES		514,913
TOTAL COMMON STOCKS (Cost $10,410,746)		12,579,109
Equity Funds - 3.7%

Mid-Cap Value Funds - 3.7%
iShares Russell Midcap Value Index ETF (Cost $396,719)	9,270	509,016
Money Market Funds - 5.9%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $829,336)	829,336	$ 829,336
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $11,636,801)		13,917,461
NET OTHER ASSETS (LIABILITIES) - 0.2%		28,853
NET ASSETS - 100%		$ 13,946,314
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P 500 Index Contracts	March 2013	$ 680,985	$ 33,250

The face value of futures purchased as a percentage of net assets is 4.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,204,124	$ 1,204,124	$ -	$ -
Consumer Staples	880,047	880,047	-	-
Energy	1,882,771	1,882,771	-	-
Financials	2,915,009	2,915,009	-	-
Health Care	1,683,483	1,683,483	-	-
Industrials	1,421,104	1,421,104	-	-
Information Technology	1,346,352	1,346,352	-	-
Materials	420,439	388,610	31,829	-
Telecommunication Services	310,867	270,736	40,131	-
Utilities	514,913	514,913	-	-
Equity Funds	509,016	509,016	-	-
Money Market Funds	829,336	829,336	-	-
Total Investments in Securities:	$ 13,917,461	$ 13,845,501	$ 71,960	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,250	$ 33,250	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $11,641,644. Net unrealized appreciation aggregated $2,275,817, of which $2,435,564 related to appreciated investment securities and $159,747 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

February 28, 2013

1.931547.101

MMC-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.3%
Delphi Automotive PLC	1,969	$ 82,403
Johnson Controls, Inc.	2,100	66,087
Tenneco, Inc. (a)	187	6,625
TRW Automotive Holdings Corp. (a)	900	52,821
		207,936
Automobiles - 0.8%
Ford Motor Co.	26,733	337,103
General Motors Co. (a)	3,600	97,740
Harley-Davidson, Inc.	1,460	76,840
Tesla Motors, Inc. (a)	100	3,483
		515,166
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	400	8,285
DeVry, Inc.	207	6,206
H&R Block, Inc.	200	4,972
Kroton Educacional SA (a)	200	5,234
		24,697
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc.	200	3,442
Bravo Brio Restaurant Group, Inc. (a)	340	5,127
Brinker International, Inc.	395	13,185
Carnival Corp. unit	3,700	132,349
Chipotle Mexican Grill, Inc. (a)	300	95,037
Club Mediterranee SA (a)	300	5,436
Denny's Corp. (a)	1,250	7,075
Hyatt Hotels Corp. Class A (a)	194	7,971
Icahn Enterprises LP rights	776	0
Las Vegas Sands Corp.	2,285	117,655
McDonald's Corp.	1,500	143,850
Penn National Gaming, Inc. (a)	18	897
Ruth's Hospitality Group, Inc. (a)	460	4,168
Spur Corp. Ltd.	900	2,596
Starbucks Corp.	3,066	168,078
Starwood Hotels & Resorts Worldwide, Inc.	1,400	84,462
Texas Roadhouse, Inc. Class A	348	6,730
Tim Hortons, Inc.	800	38,696
Yum! Brands, Inc.	534	34,966
		871,720
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Harman International Industries, Inc.	700	$ 29,715
KB Home	100	1,869
Lennar Corp. Class A	1,200	46,308
PulteGroup, Inc. (a)	293	5,620
Taylor Wimpey PLC	3,992	4,911
Whirlpool Corp.	35	3,953
		92,376
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	1,200	317,124
Liberty Media Corp. Interactive Series A (a)	379	7,914
Netflix, Inc. (a)	300	56,424
Ocado Group PLC (a)	3,454	6,885
priceline.com, Inc. (a)	208	143,017
TripAdvisor, Inc. (a)	500	22,730
		554,094
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	120	1,987
Brunswick Corp.	187	6,814
Hasbro, Inc.	1,500	60,030
Polaris Industries, Inc.	25	2,184
		71,015
Media - 3.6%
Antena 3 de Television SA	100	594
CBS Corp. Class B	258	11,195
Comcast Corp.:
Class A	5,475	217,850
Class A (special) (non-vtg.)	4,555	174,502
DIRECTV (a)	900	43,353
Discovery Communications, Inc. Class C (non-vtg.) (a)	900	58,050
Informa PLC	13	99
Interpublic Group of Companies, Inc.	4,700	60,066
Lamar Advertising Co. Class A (a)	3,989	184,451
Liberty Global, Inc. Class A (a)	3,839	264,469
MDC Partners, Inc. Class A (sub. vtg.)	649	8,924
News Corp. Class A	2,800	80,640
The Walt Disney Co.	4,323	235,993
Time Warner Cable, Inc.	3,924	338,994
Time Warner, Inc.	5,171	274,942
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Valassis Communications, Inc.	100	$ 2,749
Viacom, Inc. Class B (non-vtg.)	5,220	305,161
		2,262,032
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	1,700	76,815
Kohl's Corp.	3,000	138,300
Macy's, Inc.	5,130	210,843
PPR SA	35	7,846
Target Corp.	3,133	197,254
The Bon-Ton Stores, Inc.	100	1,073
		632,131
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	95	7,252
American Eagle Outfitters, Inc.	100	2,068
Ascena Retail Group, Inc. (a)	487	8,177
AutoZone, Inc. (a)	834	317,045
Bed Bath & Beyond, Inc. (a)	100	5,675
Body Central Corp. (a)	604	4,657
CarMax, Inc. (a)	4,830	185,520
Express, Inc. (a)	615	11,378
Foot Locker, Inc.	173	5,915
Gap, Inc.	4,847	159,563
GNC Holdings, Inc.	116	4,756
Home Depot, Inc.	5,069	347,227
Kingfisher PLC	1,000	4,202
Limited Brands, Inc.	997	45,383
Lowe's Companies, Inc.	4,942	188,537
Rent-A-Center, Inc.	133	4,825
Ross Stores, Inc.	2,286	132,497
SuperGroup PLC (a)	800	7,688
TJX Companies, Inc.	4,254	191,302
		1,633,667
Textiles, Apparel & Luxury Goods - 0.8%
Fossil, Inc. (a)	500	51,385
lululemon athletica, Inc. (a)	400	26,820
Michael Kors Holdings Ltd. (a)	100	5,928
NIKE, Inc. Class B	2,134	116,218
PVH Corp.	2,160	263,196
Ralph Lauren Corp.	200	34,694
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)	223	$ 5,620
VF Corp.	16	2,580
		506,441
TOTAL CONSUMER DISCRETIONARY		7,371,275
CONSUMER STAPLES - 8.8%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR	3,335	313,457
Beam, Inc.	49	2,990
Coca-Cola Enterprises, Inc.	3,100	110,918
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,525	111,706
Cott Corp.	490	4,685
Dr. Pepper Snapple Group, Inc.	2,547	111,100
Monster Beverage Corp. (a)	1,441	72,670
PepsiCo, Inc.	6,800	515,236
SABMiller PLC	100	4,971
The Coca-Cola Co.	10,311	399,242
		1,646,975
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	5,436	277,888
Kroger Co.	4,000	116,840
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	100	3,851
Sysco Corp.	2,800	90,048
Wal-Mart Stores, Inc.	6,877	486,754
Whole Foods Market, Inc.	1,200	102,744
		1,078,125
Food Products - 1.4%
Archer Daniels Midland Co.	2,500	79,650
Bunge Ltd.	123	9,116
D.E. Master Blenders 1753 NV (a)	400	4,821
Flowers Foods, Inc.	296	8,341
General Mills, Inc.	4,000	185,000
Green Mountain Coffee Roasters, Inc. (a)	1,220	58,267
Hilton Food Group PLC	300	1,523
Ingredion, Inc.	34	2,251
Kellogg Co.	3,048	184,404
Kraft Foods Group, Inc.	1,901	92,141
Marine Harvest ASA (a)	5,322	5,604
Mead Johnson Nutrition Co. Class A	100	7,491
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mondelez International, Inc.	5,211	$ 144,084
The J.M. Smucker Co.	1,009	96,158
		878,851
Household Products - 1.5%
Colgate-Palmolive Co.	800	91,544
Energizer Holdings, Inc.	900	82,737
Procter & Gamble Co.	9,286	707,407
Reckitt Benckiser Group PLC	280	18,813
Unicharm Corp.	100	5,794
		906,295
Personal Products - 0.2%
Avon Products, Inc.	5,900	115,345
Estee Lauder Companies, Inc. Class A	52	3,333
Hengan International Group Co. Ltd.	500	5,074
Herbalife Ltd.	400	16,116
Nu Skin Enterprises, Inc. Class A	47	1,936
		141,804
Tobacco - 1.4%
Altria Group, Inc.	3,948	132,455
British American Tobacco PLC (United Kingdom)	200	10,405
Imperial Tobacco Group PLC	181	6,563
Lorillard, Inc.	378	14,568
Philip Morris International, Inc.	7,624	699,502
		863,493
TOTAL CONSUMER STAPLES		5,515,543
ENERGY - 9.0%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	500	22,410
BW Offshore Ltd.	5,199	5,678
Cal Dive International, Inc. (a)	1,200	2,172
Cameron International Corp. (a)	1,837	117,054
Cathedral Energy Services Ltd.	655	3,201
Ensco PLC Class A	164	9,863
Essential Energy Services Ltd.	2,152	4,341
FMC Technologies, Inc. (a)	1,700	88,247
Halliburton Co.	392	16,272
McDermott International, Inc. (a)	1,664	21,166
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	2,578	$ 175,639
Noble Corp.	2,694	96,499
Schlumberger Ltd.	6,810	530,159
Tuscany International Drilling, Inc. (a)	2,500	485
Vantage Drilling Co. (a)	3,300	5,379
Xtreme Drilling & Coil Services Corp. (a)	1,942	3,390
Xtreme Drilling & Coil Services Corp. (c)	600	1,047
		1,103,002
Oil, Gas & Consumable Fuels - 7.2%
Americas Petrogas, Inc. (a)	1,200	2,863
Americas Petrogas, Inc. (a)(c)	2,000	4,771
Amyris, Inc. (a)	366	1,072
Anadarko Petroleum Corp.	1,805	143,642
Apache Corp.	1,931	143,415
BPZ Energy, Inc. (a)	1,622	3,990
Cabot Oil & Gas Corp.	708	43,875
Chevron Corp.	7,623	893,034
Cimarex Energy Co.	400	26,924
Cobalt International Energy, Inc. (a)	400	9,868
Concho Resources, Inc. (a)	120	10,795
ConocoPhillips	3,735	216,443
Crew Energy, Inc. (a)	480	3,002
Crown Point Energy, Inc. (a)	400	109
Crown Point Energy, Inc. (c)	1,560	424
Devon Energy Corp.	3,588	194,685
Double Eagle Petroleum Co. (a)	633	2,981
Energen Corp.	13	601
EOG Resources, Inc.	43	5,406
EQT Corp.	956	60,314
Exxon Mobil Corp.	12,400	1,110,420
Gran Tierra Energy, Inc. (Canada) (a)	760	4,577
Hess Corp.	1,900	126,350
InterOil Corp. (a)	291	20,303
Madalena Ventures, Inc. (a)	3,000	1,236
Marathon Petroleum Corp.	181	15,001
Markwest Energy Partners LP	100	5,717
Murphy Oil Corp.	400	24,352
Noble Energy, Inc.	820	90,881
Northern Oil & Gas, Inc. (a)	1,261	17,288
Occidental Petroleum Corp.	2,905	239,169
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Painted Pony Petroleum Ltd. (c)	200	$ 1,910
Painted Pony Petroleum Ltd. Class A (a)	335	3,200
Pan Orient Energy Corp.	400	1,330
PDC Energy, Inc. (a)	100	4,664
Peabody Energy Corp.	3,451	74,404
Phillips 66	2,443	153,811
Pioneer Natural Resources Co.	851	107,064
Range Resources Corp.	800	61,440
Royal Dutch Shell PLC Class A sponsored ADR	180	11,817
Southcross Energy Partners LP	100	2,291
Southwestern Energy Co. (a)	2,000	68,540
Spectra Energy Corp.	2,800	81,312
Suncor Energy, Inc.	125	3,788
TAG Oil Ltd. (a)	2,160	7,478
TAG Oil Ltd. (c)	100	346
Talisman Energy, Inc.	1,000	12,558
Talisman Energy, Inc. (United States)	500	6,270
Tesoro Corp.	3,350	188,404
The Williams Companies, Inc.	4,371	151,717
Valero Energy Corp.	3,100	141,329
Western Gas Equity Partners LP	69	2,344
WPX Energy, Inc. (a)	3,166	44,926
		4,554,451
TOTAL ENERGY		5,657,453
FINANCIALS - 13.2%
Capital Markets - 2.6%
AllianceBernstein Holding LP	100	2,303
Ameriprise Financial, Inc.	2,880	197,654
Ares Capital Corp.	258	4,777
BlackRock, Inc. Class A	41	9,830
Franklin Resources, Inc.	700	98,875
Goldman Sachs Group, Inc.	4,402	659,244
GP Investments Ltd. (depositary receipt) (a)	2,353	6,134
Invesco Ltd.	4,997	133,870
KKR & Co. LP	371	6,760
MLP AG	99	826
Monex Group, Inc.	10	3,312
Morgan Stanley	8,686	195,869
Northern Trust Corp.	2,500	132,925
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	2,700	$ 152,793
TD Ameritrade Holding Corp.	1,600	30,416
The Blackstone Group LP	300	5,670
UBS AG (NY Shares)	200	3,162
		1,644,420
Commercial Banks - 2.1%
Banco Pine SA rights 3/6/13 (a)	11	0
Bank of Ireland (a)	100	17
CIT Group, Inc. (a)	3,469	145,212
Comerica, Inc.	119	4,091
Commerce Bancshares, Inc.	205	7,808
Cullen/Frost Bankers, Inc.	37	2,241
Guaranty Trust Bank PLC GDR (Reg. S)	400	3,060
KeyCorp	471	4,423
M&T Bank Corp.	144	14,701
PNC Financial Services Group, Inc.	4,395	274,204
Regions Financial Corp.	9,381	71,765
SunTrust Banks, Inc.	800	22,072
U.S. Bancorp	7,420	252,132
Wells Fargo & Co.	12,516	439,061
Zions Bancorporation	1,900	45,866
		1,286,653
Consumer Finance - 1.0%
American Express Co.	4,700	292,105
Capital One Financial Corp.	4,450	227,084
Discover Financial Services	2,460	94,784
SLM Corp.	1,200	22,764
		636,737
Diversified Financial Services - 3.5%
Bank of America Corp.	14,200	159,466
Citigroup, Inc.	14,575	611,713
CME Group, Inc.	3,045	182,152
IntercontinentalExchange, Inc. (a)	842	130,358
JPMorgan Chase & Co.	19,589	958,294
McGraw-Hill Companies, Inc.	2,384	110,975
MSCI, Inc. Class A (a)	845	27,995
PICO Holdings, Inc. (a)	927	19,940
The NASDAQ Stock Market, Inc.	100	3,166
		2,204,059
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.7%
ACE Ltd.	100	$ 8,539
AFLAC, Inc.	203	10,140
Allied World Assurance Co. Holdings Ltd.	63	5,532
Allstate Corp.	4,300	197,886
American International Group, Inc. (a)	5,519	209,777
Assured Guaranty Ltd.	1,075	20,070
Axis Capital Holdings Ltd.	41	1,670
Berkshire Hathaway, Inc. Class B (a)	2,642	269,907
Fairfax Financial Holdings Ltd. (sub. vtg.)	11	4,180
Lincoln National Corp.	952	28,122
Loews Corp.	1,400	60,354
Marsh & McLennan Companies, Inc.	6,690	248,467
MetLife, Inc.	4,821	170,856
Progressive Corp.	4,800	116,928
Prudential Financial, Inc.	150	8,336
The Chubb Corp.	1,600	134,448
The Travelers Companies, Inc.	200	16,084
Validus Holdings Ltd.	100	3,563
XL Group PLC Class A	6,300	180,432
		1,695,291
Real Estate Investment Trusts - 1.3%
American Campus Communities, Inc.	48	2,170
American Tower Corp.	2,485	192,836
AvalonBay Communities, Inc.	600	74,898
Beni Stabili SpA SIIQ	8,026	5,092
Boston Properties, Inc.	300	31,164
CBL & Associates Properties, Inc.	470	10,688
Cousins Properties, Inc.	367	3,567
Douglas Emmett, Inc.	247	6,054
Education Realty Trust, Inc.	620	6,764
General Growth Properties, Inc.	1,000	19,140
Lexington Corporate Properties Trust	500	5,730
Piedmont Office Realty Trust, Inc. Class A	100	1,966
Prologis, Inc.	137	5,335
Public Storage	200	30,242
Simon Property Group, Inc.	1,200	190,632
SL Green Realty Corp.	506	41,300
Vornado Realty Trust	1,300	104,273
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Westfield Group unit	196	$ 2,242
Weyerhaeuser Co.	2,543	74,790
		808,883
Real Estate Management & Development - 0.0%
Atrium European Real Estate Ltd.	55	330
CBRE Group, Inc. (a)	975	23,566
CSI Properties Ltd.	10,000	458
LEG Immobilien AG	29	1,665
		26,019
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	300	2,643
TOTAL FINANCIALS		8,304,705
HEALTH CARE - 11.9%
Biotechnology - 1.8%
Achillion Pharmaceuticals, Inc. (a)	500	4,050
Alexion Pharmaceuticals, Inc. (a)	800	69,392
Alnylam Pharmaceuticals, Inc. (a)	513	12,153
Amgen, Inc.	3,181	290,775
ARIAD Pharmaceuticals, Inc. (a)	448	9,421
AVEO Pharmaceuticals, Inc. (a)	115	767
Biogen Idec, Inc. (a)	900	149,706
Biovitrum AB (a)	1,095	6,654
Celgene Corp. (a)	900	92,862
CSL Ltd.	18	1,103
Dynavax Technologies Corp. (a)	2,600	5,304
Elan Corp. PLC sponsored ADR (a)	962	10,909
Gentium SpA sponsored ADR (a)	200	1,668
Gilead Sciences, Inc. (a)	7,978	340,740
Grifols SA ADR	367	10,526
Infinity Pharmaceuticals, Inc. (a)	347	14,328
Insmed, Inc. (a)	94	579
Intercept Pharmaceuticals, Inc.	45	1,756
InterMune, Inc. (a)	113	1,002
Isis Pharmaceuticals, Inc. (a)	211	3,102
KaloBios Pharmaceuticals, Inc.	316	1,877
KaloBios Pharmaceuticals, Inc.	100	660
KYTHERA Biopharmaceuticals, Inc.	71	1,850
Merrimack Pharmaceuticals, Inc.	180	1,152
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	509	$ 10,328
Vertex Pharmaceuticals, Inc. (a)	1,419	66,438
ZIOPHARM Oncology, Inc. (a)	1,451	6,428
		1,115,530
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	5,807	196,219
Align Technology, Inc. (a)	29	912
Baxter International, Inc.	3,436	232,274
Boston Scientific Corp. (a)	994	7,346
C.R. Bard, Inc.	300	29,655
Covidien PLC	6,215	395,088
DENTSPLY International, Inc.	2,200	91,124
Edwards Lifesciences Corp. (a)	700	60,151
Genmark Diagnostics, Inc. (a)	427	4,454
Intuitive Surgical, Inc. (a)	50	25,495
Sirona Dental Systems, Inc. (a)	67	4,758
Stryker Corp.	1,714	109,490
The Cooper Companies, Inc.	22	2,333
Trinity Biotech PLC sponsored ADR	100	1,690
Zimmer Holdings, Inc.	1,000	74,960
		1,235,949
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	730	6,993
AmerisourceBergen Corp.	1,100	51,920
BioScrip, Inc. (a)	200	2,190
Brookdale Senior Living, Inc. (a)	1,180	32,662
CIGNA Corp.	130	7,600
Emeritus Corp. (a)	400	11,396
Express Scripts Holding Co. (a)	5,513	313,745
HCA Holdings, Inc.	6,090	225,878
McKesson Corp.	2,587	274,558
MEDNAX, Inc. (a)	47	4,024
Qualicorp SA (a)	500	5,590
Quest Diagnostics, Inc.	900	50,553
UnitedHealth Group, Inc.	5,833	311,774
Universal Health Services, Inc. Class B	2,908	168,344
WellPoint, Inc.	1,500	93,270
		1,560,497
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,723	71,470
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	500	$ 29,065
Thermo Fisher Scientific, Inc.	1,500	110,700
		211,235
Pharmaceuticals - 5.3%
AbbVie, Inc.	7,407	273,466
Actavis, Inc. (a)	1,158	98,615
Allergan, Inc.	900	97,578
AVANIR Pharmaceuticals Class A (a)	840	2,293
Biodelivery Sciences International, Inc. (a)	710	2,677
Bristol-Myers Squibb Co.	1,848	68,321
Cadence Pharmaceuticals, Inc. (a)	2,205	10,805
Dechra Pharmaceuticals PLC	200	2,125
Eli Lilly & Co.	2,300	125,718
Endo Health Solutions, Inc. (a)	261	8,091
Horizon Pharma, Inc.	1,995	4,210
Horizon Pharma, Inc.:
warrants 2/28/17 (a)(d)	172	0
warrants 9/25/17 (a)	550	0
Impax Laboratories, Inc. (a)	150	2,975
Jazz Pharmaceuticals PLC (a)	106	6,167
Johnson & Johnson	9,365	712,770
Merck & Co., Inc.	19,817	846,780
Mylan, Inc. (a)	146	4,323
Pfizer, Inc.	35,821	980,421
Sanofi SA	460	43,441
Valeant Pharmaceuticals International, Inc. (Canada) (a)	81	5,463
Warner Chilcott PLC	400	5,404
XenoPort, Inc. (a)	360	2,750
Zoetis, Inc. Class A	1,636	54,724
		3,359,117
TOTAL HEALTH CARE		7,482,328
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (a)	109	2,843
Finmeccanica SpA (a)	300	1,475
General Dynamics Corp.	39	2,651
Honeywell International, Inc.	4,636	324,984
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
L-3 Communications Holdings, Inc.	419	$ 31,957
Meggitt PLC	1,600	11,034
Precision Castparts Corp.	761	141,995
Textron, Inc.	2,576	74,318
The Boeing Co.	10,777	828,751
United Technologies Corp.	5,284	478,466
		1,898,474
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	500	28,510
Expeditors International of Washington, Inc.	600	23,310
FedEx Corp.	1,311	138,219
Pacer International, Inc. (a)	238	988
United Parcel Service, Inc. Class B	3,326	274,894
		465,921
Airlines - 0.4%
Copa Holdings SA Class A	12	1,253
Delta Air Lines, Inc. (a)	11,455	163,463
easyJet PLC	100	1,513
United Continental Holdings, Inc. (a)	2,700	72,117
		238,346
Building Products - 0.1%
Armstrong World Industries, Inc.	47	2,403
Lennox International, Inc.	62	3,662
Masco Corp.	540	10,400
Owens Corning (a)	406	15,757
		32,222
Commercial Services & Supplies - 1.2%
ADT Corp.	3,469	166,130
Cintas Corp.	400	17,560
Corrections Corp. of America	161	6,174
Iron Mountain, Inc.	2,000	69,000
Multiplus SA	300	5,585
Republic Services, Inc.	2,182	68,602
Stericycle, Inc. (a)	1,100	105,512
Swisher Hygiene, Inc. (Canada) (a)	490	691
Tyco International Ltd.	10,300	329,703
		768,957
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	347	10,518
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	126	$ 7,799
Foster Wheeler AG (a)	313	7,531
MasTec, Inc. (a)	290	8,726
URS Corp.	60	2,536
		37,110
Electrical Equipment - 0.2%
Alstom SA	208	9,179
AMETEK, Inc.	186	7,780
Eaton Corp. PLC	100	6,197
Emerson Electric Co.	1,481	83,973
Hubbell, Inc. Class B	55	5,110
Prysmian SpA	400	8,716
Regal-Beloit Corp.	221	17,079
Roper Industries, Inc.	54	6,729
		144,763
Industrial Conglomerates - 2.0%
3M Co.	2,600	270,400
Carlisle Companies, Inc.	77	5,226
Danaher Corp.	4,346	267,714
General Electric Co.	31,034	720,609
Koninklijke Philips Electronics NV	100	2,825
Reunert Ltd.	116	1,023
		1,267,797
Machinery - 1.7%
Actuant Corp. Class A	262	7,967
Caterpillar, Inc.	986	91,077
Colfax Corp. (a)	127	5,512
Cummins, Inc.	1,498	173,573
Deere & Co.	1,000	87,830
Dover Corp.	65	4,768
Fiat Industrial SpA	752	9,145
Flowserve Corp.	1,479	237,380
GEA Group AG	63	2,243
Harsco Corp.	300	7,194
Illinois Tool Works, Inc.	172	10,578
Ingersoll-Rand PLC	1,811	95,349
Joy Global, Inc.	1,335	84,559
Manitowoc Co., Inc.	670	12,408
Oshkosh Truck Corp. (a)	62	2,391
Pall Corp.	200	13,636
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Parker Hannifin Corp.	1,775	$ 167,702
Pentair Ltd.	47	2,504
Stanley Black & Decker, Inc.	780	61,386
Timken Co.	120	6,518
		1,083,720
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	888	2,087
Professional Services - 0.2%
CRA International, Inc. (a)	200	4,422
Randstad Holding NV	258	10,969
Robert Half International, Inc.	1,200	42,660
Towers Watson & Co.	844	56,185
		114,236
Road & Rail - 1.3%
CSX Corp.	8,499	194,967
J.B. Hunt Transport Services, Inc.	83	5,770
Norfolk Southern Corp.	4,238	309,586
Union Pacific Corp.	2,185	299,585
		809,908
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,000	51,630
Houston Wire & Cable Co.	321	3,736
W.W. Grainger, Inc.	200	45,292
Watsco, Inc.	85	6,619
WESCO International, Inc. (a)	132	9,755
		117,032
TOTAL INDUSTRIALS		6,980,573
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)	542	3,041
Cisco Systems, Inc.	26,746	557,654
Juniper Networks, Inc. (a)	3,200	66,176
Motorola Solutions, Inc.	1,365	84,917
QUALCOMM, Inc.	12,217	801,802
		1,513,590
Computers & Peripherals - 3.7%
Apple, Inc.	4,124	1,820,334
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc.	16,100	$ 224,595
EMC Corp. (a)	4,825	111,023
NCR Corp. (a)	355	9,791
NetApp, Inc. (a)	1,900	64,277
Seagate Technology	200	6,432
Western Digital Corp.	1,443	68,052
		2,304,504
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	2,302	163,120
Arrow Electronics, Inc. (a)	212	8,512
Corning, Inc.	3,649	46,014
Flextronics International Ltd. (a)	497	3,305
Jabil Circuit, Inc.	246	4,608
TE Connectivity Ltd.	100	4,013
Yokogawa Electric Corp.	200	2,009
		231,581
Internet Software & Services - 2.5%
Active Network, Inc. (a)	400	1,876
Akamai Technologies, Inc. (a)	1,400	51,744
Cornerstone OnDemand, Inc. (a)	61	2,065
Demandware, Inc.	100	2,645
eBay, Inc. (a)	9,545	521,921
Facebook, Inc. Class A	2,104	57,334
Google, Inc. Class A (a)	1,080	865,296
Mail.ru Group Ltd. GDR (Reg. S)	100	3,358
QuinStreet, Inc. (a)	408	2,338
Velti PLC (a)	1,780	6,550
VeriSign, Inc. (a)	1,200	54,960
		1,570,087
IT Services - 2.5%
Accenture PLC Class A	2,053	152,661
Amdocs Ltd.	600	21,882
Automatic Data Processing, Inc.	1,600	98,176
Cognizant Technology Solutions Corp. Class A (a)	264	20,267
EPAM Systems, Inc.	335	7,028
ExlService Holdings, Inc. (a)	232	7,023
Fidelity National Information Services, Inc.	1,976	74,396
Gartner, Inc. Class A (a)	29	1,443
Global Payments, Inc.	25	1,205
IBM Corp.	2,693	540,835
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	651	$ 337,101
Sapient Corp. (a)	500	5,610
ServiceSource International, Inc. (a)	550	3,476
Unisys Corp. (a)	362	8,319
Virtusa Corp. (a)	200	4,190
Visa, Inc. Class A	1,884	298,878
WNS Holdings Ltd. sponsored ADR (a)	100	1,406
		1,583,896
Office Electronics - 0.0%
Xerox Corp.	1,624	13,171
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	120	4,250
ANADIGICS, Inc. (a)	446	941
Analog Devices, Inc.	135	6,105
Applied Materials, Inc.	5,900	80,830
Applied Micro Circuits Corp. (a)	223	1,773
ASML Holding NV	450	31,941
Atmel Corp. (a)	5,200	35,360
Avago Technologies Ltd.	164	5,612
Broadcom Corp. Class A	3,695	126,036
Cirrus Logic, Inc. (a)	346	8,318
Freescale Semiconductor Holdings I Ltd. (a)	741	11,434
Intel Corp.	9,700	202,245
KLA-Tencor Corp.	500	27,380
Linear Technology Corp.	3,864	147,759
LSI Corp. (a)	4,450	30,972
LTX-Credence Corp. (a)	1,340	7,772
MagnaChip Semiconductor Corp. (a)	200	3,150
Maxim Integrated Products, Inc.	377	11,755
Micron Technology, Inc. (a)	7,500	62,925
Monolithic Power Systems, Inc.	200	4,918
NVIDIA Corp.	1,500	18,990
NXP Semiconductors NV (a)	387	12,508
Samsung Electronics Co. Ltd.	17	24,206
Skyworks Solutions, Inc. (a)	675	14,378
Texas Instruments, Inc.	2,890	99,329
		980,887
Software - 3.1%
Activision Blizzard, Inc.	648	9,266
Adobe Systems, Inc. (a)	115	4,520
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	3,739	$ 137,296
Check Point Software Technologies Ltd. (a)	1,113	58,444
Citrix Systems, Inc. (a)	232	16,449
Comverse, Inc.	204	5,614
Electronic Arts, Inc. (a)	740	12,972
Jive Software, Inc. (a)	145	2,404
MICROS Systems, Inc. (a)	37	1,584
Microsoft Corp.	34,909	970,470
Nuance Communications, Inc. (a)	331	6,094
Oracle Corp.	15,361	526,268
Progress Software Corp. (a)	30	676
Red Hat, Inc. (a)	2,600	132,106
salesforce.com, Inc. (a)	100	16,922
Sourcefire, Inc. (a)	100	5,363
Symantec Corp. (a)	267	6,258
Verint Systems, Inc. (a)	265	9,055
VMware, Inc. Class A (a)	46	3,304
		1,925,065
TOTAL INFORMATION TECHNOLOGY		10,122,781
MATERIALS - 3.1%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	700	60,438
Albemarle Corp.	79	5,141
Ashland, Inc.	105	8,187
Axiall Corp.	123	6,959
Celanese Corp. Class A	1,500	70,275
Eastman Chemical Co.	574	40,025
Ecolab, Inc.	2,500	191,375
Innospec, Inc.	100	4,025
LyondellBasell Industries NV Class A	1,997	117,064
Monsanto Co.	2,715	274,296
PetroLogistics LP	112	1,749
Potash Corp. of Saskatchewan, Inc.	1,600	64,202
PPG Industries, Inc.	707	95,205
Praxair, Inc.	1,322	149,452
Sherwin-Williams Co.	500	80,795
Spartech Corp. (a)	537	5,300
The Dow Chemical Co.	1,500	47,580
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Mosaic Co.	800	$ 46,832
W.R. Grace & Co. (a)	398	28,489
		1,297,389
Construction Materials - 0.3%
HeidelbergCement Finance AG	57	3,931
Lafarge SA (Bearer)	42	2,832
Martin Marietta Materials, Inc.	700	67,991
Vulcan Materials Co.	2,563	130,534
		205,288
Containers & Packaging - 0.1%
Ball Corp.	900	39,969
Nampak Ltd.	1,500	5,103
Rock-Tenn Co. Class A	100	8,845
		53,917
Metals & Mining - 0.5%
Agnico-Eagle Mines Ltd. (Canada)	98	3,930
Cliffs Natural Resources, Inc.	400	10,184
Commercial Metals Co.	605	9,868
Copper Mountain Mining Corp. (a)	300	937
First Quantum Minerals Ltd.	142	2,645
Freeport-McMoRan Copper & Gold, Inc.	2,947	94,068
Goldcorp, Inc.	231	7,540
Iluka Resources Ltd.	279	2,998
Ivanplats Ltd. (c)	400	1,621
Ivanplats Ltd. Class A (d)	1,232	4,494
Newmont Mining Corp.	1,300	52,377
Nucor Corp.	1,600	72,080
POSCO	2	650
Randgold Resources Ltd. sponsored ADR	159	13,176
Turquoise Hill Resources Ltd. (a)	1,850	11,822
		288,390
Paper & Forest Products - 0.1%
Canfor Corp. (a)	200	3,768
International Paper Co.	2,121	93,345
		97,113
TOTAL MATERIALS		1,942,097
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	15,500	$ 556,605
CenturyLink, Inc.	1,283	44,482
Frontier Communications Corp.	411	1,702
PT Telkomunikasi Indonesia Tbk sponsored ADR	142	6,313
Verizon Communications, Inc.	13,885	646,069
		1,255,171
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV Series L sponsored ADR	3,734	78,003
Crown Castle International Corp. (a)	1,500	104,700
Mobile TeleSystems OJSC sponsored ADR	100	2,069
SBA Communications Corp. Class A (a)	214	15,220
Vodafone Group PLC	2,000	5,016
		205,008
TOTAL TELECOMMUNICATION SERVICES		1,460,179
UTILITIES - 2.8%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	2,100	98,259
Edison International	6,253	300,332
Entergy Corp.	2,100	130,746
Exelon Corp.	2,100	65,079
FirstEnergy Corp.	1,400	55,272
Hawaiian Electric Industries, Inc.	100	2,699
ITC Holdings Corp.	2,686	227,021
NextEra Energy, Inc.	294	21,130
Northeast Utilities	418	17,351
		917,889
Gas Utilities - 0.0%
Atmos Energy Corp.	100	3,817
ONEOK, Inc.	100	4,499
		8,316
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	8,010	147,384
NRG Energy, Inc.	4,000	96,000
The AES Corp.	15,322	178,042
		421,426
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	4,138	88,677
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.	1,600	$ 42,576
Dominion Resources, Inc.	1,000	56,000
PG&E Corp.	3,000	127,920
Sempra Energy	935	72,706
TECO Energy, Inc.	1,900	32,775
		420,654
TOTAL UTILITIES		1,768,285
TOTAL COMMON STOCKS (Cost $47,464,959)		56,605,219
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	41	2,671
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	518	45,655
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Banco Pine SA	199	1,443
TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,098
TOTAL PREFERRED STOCKS (Cost $45,898)		49,769
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (d)	$ 5,000	3,484
Convertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (c)	$ 2,000	$ 2,175
TOTAL CONVERTIBLE BONDS (Cost $5,862)		5,659
Equity Funds - 5.7%
	Shares
Large Blend Funds - 4.8%
SPDR S&P 500 ETF	20,000	3,030,594
Sector Funds - 0.9%
Vanguard Consumer Staples ETF	5,890	565,263
TOTAL EQUITY FUNDS (Cost $3,499,096)		3,595,857
Money Market Funds - 4.0%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,475,396)	2,475,396	2,475,396
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $53,491,211)		62,731,900
NET OTHER ASSETS (LIABILITIES) - 0.2%		147,298
NET ASSETS - 100%		$ 62,879,198
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P 500 Index Contracts	March 2013	$ 1,437,635	$ 75,658

The face value of futures purchased as a percentage of net assets is 2.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,294 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,978 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 5,000
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 22
Ivanplats Ltd. Class A	10/23/12	$ 5,967
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,371,275	$ 7,371,275	$ -	$ -
Consumer Staples	5,561,198	5,550,793	10,405	-
Energy	5,657,453	5,657,453	-	-
Financials	8,306,148	8,306,131	17	-
Health Care	7,482,328	7,437,010	45,318	-
Industrials	6,980,573	6,977,748	2,825	-
Information Technology	10,125,452	10,125,452	-	-
Materials	1,942,097	1,936,953	5,144	-
Telecommunication Services	1,460,179	1,455,163	5,016	-
Utilities	1,768,285	1,768,285	-	-
Corporate Bonds	5,659	-	5,659	-
Equity Funds	3,595,857	3,595,857	-	-
Money Market Funds	2,475,396	2,475,396	-	-
Total Investments in Securities:	$ 62,731,900	$ 62,657,516	$ 74,384	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 75,658	$ 75,658	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $53,601,376. Net unrealized appreciation aggregated $9,130,524, of which $9,707,474 related to appreciated investment securities and $576,950 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund

February 28, 2013

1.931558.101

MMG-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.6%
BorgWarner, Inc. (a)	2,500	$ 186,025
TRW Automotive Holdings Corp. (a)	2,640	154,942
		340,967
Automobiles - 0.8%
Ford Motor Co.	8,600	108,446
General Motors Co. (a)	5,150	139,823
Harley-Davidson, Inc.	3,510	184,731
Tesla Motors, Inc. (a)	817	28,456
		461,456
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	1,897	28,834
Weight Watchers International, Inc.	1,051	45,025
		73,859
Hotels, Restaurants & Leisure - 4.0%
Dunkin' Brands Group, Inc.	1,233	45,806
Las Vegas Sands Corp.	12,750	656,498
McDonald's Corp.	2,740	262,766
Panera Bread Co. Class A (a)	670	107,837
Starbucks Corp.	9,590	525,724
Starwood Hotels & Resorts Worldwide, Inc.	2,915	175,862
Wyndham Worldwide Corp.	2,877	173,310
Wynn Resorts Ltd.	2,670	312,123
Yum! Brands, Inc.	2,400	157,152
		2,417,078
Household Durables - 0.3%
Lennar Corp. Class A	3,300	127,347
Mohawk Industries, Inc. (a)	458	48,557
		175,904
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	2,890	763,740
Expedia, Inc.	1,200	76,608
Groupon, Inc. Class A (a)	6,716	30,423
priceline.com, Inc. (a)	820	563,816
		1,434,587
Media - 4.2%
Aimia, Inc.	1,228	18,755
CBS Corp. Class B	22,015	955,231
Comcast Corp. Class A	6,310	251,075
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	2,571	$ 123,845
Morningstar, Inc.	626	42,931
News Corp. Class A	11,735	337,968
Omnicom Group, Inc.	3,110	178,918
Sirius XM Radio, Inc.	54,400	168,640
The Walt Disney Co.	2,200	120,098
Time Warner Cable, Inc.	680	58,745
Viacom, Inc. Class B (non-vtg.)	3,940	230,332
		2,486,538
Multiline Retail - 0.8%
Dollar General Corp. (a)	4,600	213,164
Dollar Tree, Inc. (a)	1,522	68,772
Macy's, Inc.	3,457	142,083
Target Corp.	760	47,850
		471,869
Specialty Retail - 4.9%
AutoZone, Inc. (a)	600	228,090
Best Buy Co., Inc.	2,340	38,399
Foot Locker, Inc.	3,889	132,965
Gap, Inc.	4,010	132,009
Home Depot, Inc.	17,986	1,232,041
Limited Brands, Inc.	2,250	102,420
Lowe's Companies, Inc.	4,100	156,415
O'Reilly Automotive, Inc. (a)	710	72,235
Ross Stores, Inc.	3,662	212,250
TJX Companies, Inc.	10,895	489,948
Ulta Salon, Cosmetics & Fragrance, Inc.	1,500	132,840
		2,929,612
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	465	22,473
NIKE, Inc. Class B	1,460	79,512
Ralph Lauren Corp.	1,300	225,511
Under Armour, Inc. Class A (sub. vtg.) (a)	2,290	112,851
		440,347
TOTAL CONSUMER DISCRETIONARY		11,232,217
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.9%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	3,360	$ 315,806
Beam, Inc.	1,910	116,567
Monster Beverage Corp. (a)	894	45,084
PepsiCo, Inc.	5,710	432,647
		910,104
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,400	141,806
CVS Caremark Corp.	12,598	644,010
Kroger Co.	6,170	180,226
		966,042
Food Products - 1.5%
Archer Daniels Midland Co.	4,025	128,237
ConAgra Foods, Inc.	5,850	199,544
D.E. Master Blenders 1753 NV (a)	5,676	68,405
Kellogg Co.	1,970	119,185
Kraft Foods Group, Inc.	1,783	86,422
McCormick & Co., Inc. (non-vtg.)	67	4,507
Mead Johnson Nutrition Co. Class A	1,591	119,182
Mondelez International, Inc.	5,320	147,098
		872,580
Household Products - 0.5%
Energizer Holdings, Inc.	1,302	119,693
Procter & Gamble Co.	2,800	213,304
		332,997
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	5,500	352,550
Tobacco - 2.2%
Philip Morris International, Inc.	14,357	1,317,255
TOTAL CONSUMER STAPLES		4,751,528
ENERGY - 4.3%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	1,300	82,836
Core Laboratories NV	600	82,290
FMC Technologies, Inc. (a)	2,800	145,348
Halliburton Co.	2,900	120,379
National Oilwell Varco, Inc.	4,420	301,135
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	1,255	$ 79,805
Schlumberger Ltd.	5,590	435,182
		1,246,975
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	2,320	172,306
Cabot Oil & Gas Corp.	2,300	142,531
Denbury Resources, Inc. (a)	10,780	195,334
Marathon Petroleum Corp.	1,500	124,320
Occidental Petroleum Corp.	2,320	191,006
Range Resources Corp.	2,997	230,170
The Williams Companies, Inc.	2,600	90,246
Ultra Petroleum Corp. (a)	899	15,337
Valero Energy Corp.	3,180	144,976
		1,306,226
TOTAL ENERGY		2,553,201
FINANCIALS - 5.1%
Capital Markets - 1.4%
BlackRock, Inc. Class A	700	167,825
Charles Schwab Corp.	8,810	143,074
Franklin Resources, Inc.	1,700	240,125
Greenhill & Co., Inc.	480	29,174
T. Rowe Price Group, Inc.	3,910	278,353
		858,551
Commercial Banks - 0.7%
Regions Financial Corp.	20,485	156,710
Wells Fargo & Co.	8,200	287,656
		444,366
Consumer Finance - 0.6%
Capital One Financial Corp.	4,170	212,795
Discover Financial Services	4,497	173,269
		386,064
Diversified Financial Services - 0.8%
Citigroup, Inc.	3,000	125,910
CME Group, Inc.	610	36,490
IntercontinentalExchange, Inc. (a)	304	47,065
JPMorgan Chase & Co.	3,100	151,652
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	1,033	$ 48,086
MSCI, Inc. Class A (a)	2,266	75,073
		484,276
Insurance - 0.8%
Allstate Corp.	3,960	182,239
Arch Capital Group Ltd. (a)	919	45,141
Everest Re Group Ltd.	831	103,551
Fidelity National Financial, Inc. Class A	2,200	54,868
Progressive Corp.	2,510	61,144
		446,943
Real Estate Investment Trusts - 0.8%
American Tower Corp.	5,750	446,200
TOTAL FINANCIALS		3,066,400
HEALTH CARE - 12.9%
Biotechnology - 5.4%
Amgen, Inc.	7,688	702,760
Biogen Idec, Inc. (a)	3,330	553,912
Celgene Corp. (a)	4,215	434,904
Gilead Sciences, Inc. (a)	35,494	1,515,949
Ironwood Pharmaceuticals, Inc. Class A (a)	1,530	22,843
		3,230,368
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	3,330	225,108
Covidien PLC	2,900	184,353
Intuitive Surgical, Inc. (a)	433	220,782
Medtronic, Inc.	5,190	233,342
The Cooper Companies, Inc.	1,090	115,605
		979,190
Health Care Providers & Services - 2.8%
Aetna, Inc.	3,659	172,668
Cardinal Health, Inc.	2,700	124,767
CIGNA Corp.	2,624	153,399
Express Scripts Holding Co. (a)	7,300	415,443
HCA Holdings, Inc.	3,700	137,233
McKesson Corp.	1,978	209,925
Qualicorp SA (a)	4,833	54,034
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	5,577	$ 298,091
WellPoint, Inc.	1,740	108,193
		1,673,753
Health Care Technology - 0.5%
athenahealth, Inc. (a)	728	68,279
Cerner Corp. (a)	2,400	209,904
		278,183
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	1,730	86,725
Techne Corp.	259	17,609
		104,334
Pharmaceuticals - 2.4%
Actavis, Inc. (a)	2,260	192,462
Allergan, Inc.	3,710	402,238
GlaxoSmithKline PLC sponsored ADR	3,100	136,493
Johnson & Johnson	2,890	219,958
Merck & Co., Inc.	4,350	185,876
Pfizer, Inc.	11,180	305,997
Zoetis, Inc. Class A	620	20,739
		1,463,763
TOTAL HEALTH CARE		7,729,591
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	4,670	327,367
L-3 Communications Holdings, Inc.	1,200	91,524
Lockheed Martin Corp.	950	83,600
Precision Castparts Corp.	2,900	541,111
Textron, Inc.	4,235	122,180
The Boeing Co.	1,380	106,122
United Technologies Corp.	6,570	594,914
		1,866,818
Air Freight & Logistics - 0.7%
FedEx Corp.	1,300	137,059
United Parcel Service, Inc. Class B	3,450	285,143
		422,202
Airlines - 0.4%
Delta Air Lines, Inc. (a)	15,300	218,331
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	1,705	$ 33,350
Edenred SA	3,427	118,564
Stericycle, Inc. (a)	414	39,711
		191,625
Construction & Engineering - 0.3%
Fluor Corp.	3,300	204,270
Electrical Equipment - 0.1%
Sensata Technologies Holding BV (a)	1,437	46,688
Industrial Conglomerates - 1.0%
Danaher Corp.	9,560	588,896
Machinery - 1.4%
Caterpillar, Inc.	3,850	355,625
Cummins, Inc.	1,110	128,616
Pall Corp.	1,950	132,951
Parker Hannifin Corp.	400	37,792
Pentair Ltd.	2,890	153,950
Timken Co.	731	39,708
		848,642
Professional Services - 0.7%
Equifax, Inc.	1,534	84,554
IHS, Inc. Class A (a)	686	72,888
Intertek Group PLC	1,314	66,560
Towers Watson & Co.	1,655	110,173
Verisk Analytics, Inc. (a)	1,468	85,907
		420,082
Road & Rail - 2.7%
Canadian Pacific	1,700	206,802
CSX Corp.	5,980	137,181
Kansas City Southern	2,670	274,930
Union Pacific Corp.	7,335	1,005,702
		1,624,615
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	700	158,522
TOTAL INDUSTRIALS		6,590,691
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 3.0%
Cisco Systems, Inc.	13,880	289,398
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	1,845	$ 114,777
QUALCOMM, Inc.	20,960	1,375,605
		1,779,780
Computers & Peripherals - 4.9%
3D Systems Corp. (a)	222	8,205
Apple, Inc.	5,763	2,543,787
EMC Corp. (a)	5,600	128,856
NCR Corp. (a)	4,912	135,473
Western Digital Corp.	2,578	121,578
		2,937,899
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	688	40,888
Internet Software & Services - 5.9%
Akamai Technologies, Inc. (a)	1,293	47,789
Baidu.com, Inc. sponsored ADR (a)	1,400	127,064
Dropbox, Inc. (c)	1,585	14,343
eBay, Inc. (a)	12,300	672,564
Facebook, Inc. Class A	12,660	344,985
Google, Inc. Class A (a)	2,414	1,934,097
IAC/InterActiveCorp	2,690	109,618
LinkedIn Corp. (a)	643	108,140
MercadoLibre, Inc.	370	31,676
Qihoo 360 Technology Co. Ltd. ADR (a)	572	17,600
SINA Corp. (a)	267	13,799
Yandex NV (a)	2,708	62,799
YouKu.com, Inc. ADR (a)	1,854	37,803
		3,522,277
IT Services - 6.7%
Alliance Data Systems Corp. (a)	1,105	175,352
Cognizant Technology Solutions Corp. Class A (a)	5,830	447,569
Fiserv, Inc. (a)	1,028	84,409
Gartner, Inc. Class A (a)	1,415	70,410
IBM Corp.	3,286	659,927
MasterCard, Inc. Class A	1,925	996,804
Teradata Corp. (a)	2,150	124,829
Visa, Inc. Class A	9,280	1,472,179
		4,031,479
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	6,280	222,438
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	977	$ 69,347
Broadcom Corp. Class A	8,780	299,486
First Solar, Inc. (a)	1,187	30,684
LSI Corp. (a)	15,575	108,402
Microchip Technology, Inc.	4,340	158,280
NXP Semiconductors NV (a)	5,900	190,688
		1,079,325
Software - 4.3%
Adobe Systems, Inc. (a)	3,340	131,262
Cadence Design Systems, Inc. (a)	4,730	66,977
Citrix Systems, Inc. (a)	154	10,919
Intuit, Inc.	3,280	211,494
Microsoft Corp.	12,761	354,756
Oracle Corp.	30,114	1,031,706
salesforce.com, Inc. (a)	2,467	417,466
ServiceNow, Inc.	433	14,060
Solera Holdings, Inc.	1,721	96,892
Splunk, Inc.	433	15,644
Synopsys, Inc. (a)	3,352	117,421
VMware, Inc. Class A (a)	1,000	71,830
Workday, Inc.	311	17,195
Zynga, Inc. (a)	6,274	21,269
		2,578,891
TOTAL INFORMATION TECHNOLOGY		15,970,539
MATERIALS - 4.5%
Chemicals - 4.2%
Ashland, Inc.	5,157	402,091
CF Industries Holdings, Inc.	710	142,589
Eastman Chemical Co.	2,285	159,333
Ecolab, Inc.	2,700	206,685
Intrepid Potash, Inc.	1,394	27,476
Monsanto Co.	11,447	1,156,490
PPG Industries, Inc.	2,905	391,187
Rockwood Holdings, Inc.	919	57,529
		2,543,380
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	588	57,112
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	3,870	$ 123,530
TOTAL MATERIALS		2,724,022
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	5,685	264,523
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (a)	3,750	261,750
SBA Communications Corp. Class A (a)	2,700	192,024
		453,774
TOTAL TELECOMMUNICATION SERVICES		718,297
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield Infrastructure Partners LP	2,661	105,509
TOTAL COMMON STOCKS (Cost $46,484,076)		55,441,995
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc. Series G (c) (Cost $4,556)	1,489	4,556
Equity Funds - 3.4%

Large Growth Funds - 0.3%
iShares Russell 1000 Growth Index ETF	2,248	155,202
Sector Funds - 3.1%
Vanguard Consumer Staples ETF	19,325	1,854,620
TOTAL EQUITY FUNDS (Cost $1,793,225)		2,009,822
Money Market Funds - 3.8%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,244,534)	2,244,534	$ 2,244,534
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $50,526,391)		59,700,907
NET OTHER ASSETS (LIABILITIES) - 0.2%		141,389
NET ASSETS - 100%		$ 59,842,296
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts	March 2013	$ 1,286,305	$ 75,013
The face value of futures purchased as a percentage of net assets is 2.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,899 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,232,217	$ 11,232,217	$ -	$ -
Consumer Staples	4,751,528	4,751,528	-	-
Energy	2,553,201	2,553,201	-	-
Financials	3,066,400	3,066,400	-	-
Health Care	7,729,591	7,729,591	-	-
Industrials	6,590,691	6,590,691	-	-
Information Technology	15,975,095	15,956,196	-	18,899
Materials	2,724,022	2,724,022	-	-
Telecommunication Services	718,297	718,297	-	-
Utilities	105,509	105,509	-	-
Equity Funds	2,009,822	2,009,822	-	-
Money Market Funds	2,244,534	2,244,534	-	-
Total Investments in Securities:	$ 59,700,907	$ 59,682,008	$ -	$ 18,899
Derivative Instruments:
Assets
Futures Contracts	$ 75,013	$ 75,013	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $50,574,630. Net unrealized appreciation aggregated $9,126,277, of which $9,762,862 related to appreciated investment securities and $636,585 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2013

1.902944.103

SAI-COR-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Delphi Automotive PLC	171,232	$ 7,166,059
Johnson Controls, Inc.	151,300	4,761,411
Tenneco, Inc. (a)	22,562	799,372
TRW Automotive Holdings Corp. (a)	65,400	3,838,326
		16,565,168
Automobiles - 0.6%
Ford Motor Co.	3,170,577	39,980,976
General Motors Co. (a)	282,900	7,680,735
Harley-Davidson, Inc.	131,389	6,915,003
Tesla Motors, Inc. (a)	11,200	390,096
		54,966,810
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	59,800	1,238,658
DeVry, Inc.	25,256	757,175
H&R Block, Inc.	28,098	698,516
Kroton Educacional SA (a)	30,500	798,171
Weight Watchers International, Inc.	8,221	352,188
		3,844,708
Hotels, Restaurants & Leisure - 0.8%
Bloomin' Brands, Inc.	32,312	556,090
Bravo Brio Restaurant Group, Inc. (a)	49,923	752,839
Brinker International, Inc.	62,314	2,080,041
Carnival Corp. unit	289,200	10,344,684
Chipotle Mexican Grill, Inc. (a)	20,900	6,620,911
Club Mediterranee SA (a)	46,504	842,701
Denny's Corp. (a)	191,305	1,082,786
Hyatt Hotels Corp. Class A (a)	28,500	1,171,065
Icahn Enterprises LP rights	93,200	1
Las Vegas Sands Corp.	193,769	9,977,166
McDonald's Corp.	114,800	11,009,320
Penn National Gaming, Inc. (a)	2,900	144,565
Ruth's Hospitality Group, Inc. (a)	62,400	565,344
Spur Corp. Ltd.	130,936	377,655
Starbucks Corp.	253,387	13,890,675
Starwood Hotels & Resorts Worldwide, Inc.	111,800	6,744,894
Texas Roadhouse, Inc. Class A	56,154	1,086,018
The Cheesecake Factory, Inc.	2,900	100,456
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Tim Hortons, Inc.	56,700	$ 2,742,579
Yum! Brands, Inc.	60,398	3,954,861
		74,044,651
Household Durables - 0.1%
Harman International Industries, Inc.	47,500	2,016,375
KB Home	23,350	436,412
Lennar Corp. Class A	100,100	3,862,859
PulteGroup, Inc. (a)	50,500	968,590
Taylor Wimpey PLC	606,408	746,080
Whirlpool Corp.	10,647	1,202,579
		9,232,895
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	102,303	27,035,614
Liberty Media Corp. Interactive Series A (a)	62,155	1,297,796
Netflix, Inc. (a)	22,200	4,175,376
Ocado Group PLC (a)	521,333	1,039,227
priceline.com, Inc. (a)	17,170	11,805,749
TripAdvisor, Inc. (a)	34,600	1,572,916
		46,926,678
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	23,119	382,721
Brunswick Corp.	30,496	1,111,274
Fenix Outdoor AB	1,016	33,933
Hasbro, Inc.	104,900	4,198,098
Polaris Industries, Inc.	3,900	340,743
		6,066,769
Media - 2.5%
Antena 3 de Television SA	12,800	76,035
CBS Corp. Class B	45,673	1,981,751
Comcast Corp.:
Class A	504,000	20,054,160
Class A (special) (non-vtg.)	673,415	25,798,529
DIRECTV (a)	94,900	4,571,333
Discovery Communications, Inc. Class C (non-vtg.) (a)	64,600	4,166,700
Informa PLC	1,608	12,234
Interpublic Group of Companies, Inc.	329,600	4,212,288
Ipsos SA	1,600	62,740
Lamar Advertising Co. Class A (a)	485,257	22,438,284
Liberty Global, Inc. Class A (a)	467,769	32,224,606
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.)	81,266	$ 1,117,408
News Corp. Class A	206,600	5,950,080
Omnicom Group, Inc.	600	34,518
The Walt Disney Co.	369,903	20,193,005
Time Warner Cable, Inc.	408,587	35,297,831
Time Warner, Inc.	558,934	29,718,521
Valassis Communications, Inc.	12,760	350,772
Viacom, Inc. Class B (non-vtg.)	650,515	38,029,107
		246,289,902
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	139,500	6,303,308
Kohl's Corp.	237,200	10,934,920
Macy's, Inc.	630,350	25,907,385
PPR SA	5,500	1,232,896
Target Corp.	318,386	20,045,583
The Bon-Ton Stores, Inc.	14,727	158,021
		64,582,113
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	21,351	1,629,935
American Eagle Outfitters, Inc.	17,331	358,405
Ascena Retail Group, Inc. (a)	65,650	1,102,264
AutoZone, Inc. (a)	88,678	33,710,942
Bed Bath & Beyond, Inc. (a)	14,404	817,427
Body Central Corp. (a)	86,981	670,624
CarMax, Inc. (a)	388,675	14,929,007
Express, Inc. (a)	89,922	1,663,557
Fast Retailing Co. Ltd.	300	82,307
Foot Locker, Inc.	26,900	919,711
Gap, Inc.	589,586	19,409,171
GNC Holdings, Inc.	17,400	713,400
Home Depot, Inc.	495,948	33,972,438
Kingfisher PLC	151,100	634,957
Limited Brands, Inc.	81,110	3,692,127
Lowe's Companies, Inc.	619,358	23,628,508
OfficeMax, Inc.	600	7,182
Rent-A-Center, Inc.	26,067	945,711
Ross Stores, Inc.	255,955	14,835,152
SuperGroup PLC (a)	117,806	1,132,176
TJX Companies, Inc.	510,595	22,961,457
		177,816,458
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	2,565	$ 103,472
Fossil, Inc. (a)	37,600	3,864,152
lululemon athletica, Inc. (a)	44,682	2,995,928
Michael Kors Holdings Ltd. (a)	4,800	284,544
NIKE, Inc. Class B	191,684	10,439,111
PVH Corp.	252,605	30,779,919
Ralph Lauren Corp.	18,300	3,174,501
Steven Madden Ltd. (a)	6,387	281,603
Vera Bradley, Inc. (a)	33,553	845,536
VF Corp.	2,426	391,217
		53,159,983
TOTAL CONSUMER DISCRETIONARY		753,496,135
CONSUMER STAPLES - 5.4%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	1,800	168,687
Anheuser-Busch InBev SA NV ADR	406,364	38,194,152
Beam, Inc.	8,387	511,859
Coca-Cola Enterprises, Inc.	240,900	8,619,402
Constellation Brands, Inc. Class A (sub. vtg.) (a)	307,506	13,604,065
Cott Corp.	77,100	737,169
Dr. Pepper Snapple Group, Inc.	295,255	12,879,023
Monster Beverage Corp. (a)	123,539	6,230,072
PepsiCo, Inc.	610,075	46,225,383
SABMiller PLC	15,500	770,563
The Coca-Cola Co.	904,385	35,017,787
		162,958,162
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	641,533	32,795,167
Kroger Co.	320,261	9,354,824
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	15,446	594,757
Sysco Corp.	413,700	13,304,592
Wal-Mart Stores, Inc.	686,607	48,598,043
Walgreen Co.	4,500	184,230
Whole Foods Market, Inc.	90,600	7,757,172
		112,588,785
Food Products - 0.8%
Archer Daniels Midland Co.	201,500	6,419,790
Astral Foods Ltd.	5,763	57,538
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.	20,550	$ 1,522,961
D.E. Master Blenders 1753 NV (a)	58,100	700,194
Danone SA	10,600	736,087
Flowers Foods, Inc.	45,015	1,268,523
General Mills, Inc.	311,600	14,411,500
Green Mountain Coffee Roasters, Inc. (a)	100,263	4,788,561
Hilton Food Group PLC	48,507	246,334
Ingredion, Inc.	5,100	337,620
Kellogg Co.	252,290	15,263,545
Kraft Foods Group, Inc.	186,123	9,021,382
Marine Harvest ASA (a)	808,372	851,222
Mead Johnson Nutrition Co. Class A	13,804	1,034,058
Mondelez International, Inc.	485,940	13,436,241
The J.M. Smucker Co.	111,010	10,579,253
		80,674,809
Household Products - 0.8%
Colgate-Palmolive Co.	62,500	7,151,875
Energizer Holdings, Inc.	63,600	5,846,748
Procter & Gamble Co.	765,909	58,346,948
Reckitt Benckiser Group PLC	36,700	2,465,878
Unicharm Corp.	18,200	1,054,418
		74,865,867
Personal Products - 0.1%
Avon Products, Inc.	472,300	9,233,465
Estee Lauder Companies, Inc. Class A	8,300	532,030
Hengan International Group Co. Ltd.	57,000	578,408
Herbalife Ltd.	40,600	1,635,774
Nu Skin Enterprises, Inc. Class A	9,302	383,242
		12,362,919
Tobacco - 0.8%
Altria Group, Inc.	315,193	10,574,725
British American Tobacco PLC (United Kingdom)	24,900	1,295,383
Imperial Tobacco Group PLC	28,189	1,022,063
Japan Tobacco, Inc.	600	18,934
Lorillard, Inc.	58,401	2,250,775
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	674,893	$ 61,921,433
Swedish Match Co. AB	1,800	58,948
		77,142,261
TOTAL CONSUMER STAPLES		520,592,803
ENERGY - 5.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	66,200	2,967,084
BW Offshore Ltd.	776,546	848,145
Cal Dive International, Inc. (a)	156,100	282,541
Cameron International Corp. (a)	207,117	13,197,495
Cathedral Energy Services Ltd.	99,100	484,329
Ensco PLC Class A	26,671	1,603,994
Essential Energy Services Ltd.	330,300	666,205
FMC Technologies, Inc. (a)	122,100	6,338,211
Halliburton Co.	60,321	2,503,925
McDermott International, Inc. (a)	159,619	2,030,354
National Oilwell Varco, Inc.	307,325	20,938,052
Noble Corp.	210,800	7,550,856
Schlumberger Ltd.	737,608	57,422,783
Tuscany International Drilling, Inc. (a)	373,012	72,342
Vantage Drilling Co. (a)	499,446	814,097
Xtreme Drilling & Coil Services Corp. (a)	291,800	509,324
Xtreme Drilling & Coil Services Corp. (f)	94,800	165,469
		118,395,206
Oil, Gas & Consumable Fuels - 4.4%
Americas Petrogas, Inc. (a)	192,700	459,677
Americas Petrogas, Inc. (a)(f)	247,000	589,207
Amyris, Inc. (a)	54,087	158,475
Anadarko Petroleum Corp.	156,694	12,469,709
Apache Corp.	155,787	11,570,300
BPZ Energy, Inc. (a)	236,799	582,526
Cabot Oil & Gas Corp.	57,320	3,552,120
Chevron Corp.	710,743	83,263,542
Cimarex Energy Co.	31,400	2,113,534
Cobalt International Energy, Inc. (a)	58,738	1,449,066
Concho Resources, Inc. (a)	17,198	1,547,132
ConocoPhillips	438,255	25,396,877
Crew Energy, Inc. (a)	75,500	472,218
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crown Point Energy, Inc. (a)	70,900	$ 19,250
Devon Energy Corp.	397,136	21,548,599
Double Eagle Petroleum Co. (a)	88,100	414,951
Emerald Oil, Inc. (a)	4,538	31,312
Energen Corp.	3,170	146,581
EOG Resources, Inc.	8,783	1,104,111
EQT Corp.	79,460	5,013,131
Exxon Mobil Corp.	952,908	85,332,911
Gran Tierra Energy, Inc. (Canada) (a)	115,900	697,929
Halcon Resources Corp. (h)	80,000	568,000
Hess Corp.	166,614	11,079,831
InterOil Corp. (a)	45,090	3,145,929
Madalena Ventures, Inc. (a)	444,000	182,982
Magellan Midstream Partners LP	1,572	78,852
Marathon Petroleum Corp.	31,581	2,617,433
Markwest Energy Partners LP	15,500	886,135
Motor Oil (HELLAS) Corinth Refineries SA	900	10,446
Murphy Oil Corp.	62,488	3,804,269
Noble Energy, Inc.	92,930	10,299,432
Northern Oil & Gas, Inc. (a)	190,225	2,607,985
Occidental Petroleum Corp.	364,097	29,976,106
Painted Pony Petroleum Ltd. (f)	24,300	232,102
Painted Pony Petroleum Ltd. Class A (a)	53,600	511,961
Pan Orient Energy Corp.	63,200	210,207
PDC Energy, Inc. (a)	9,233	430,627
Peabody Energy Corp.	505,232	10,892,802
Phillips 66	209,954	13,218,704
Pioneer Natural Resources Co.	71,302	8,970,505
Range Resources Corp.	58,100	4,462,080
Royal Dutch Shell PLC Class A sponsored ADR	24,437	1,604,289
Southcross Energy Partners LP	8,200	187,862
Southwestern Energy Co. (a)	141,900	4,862,913
Spectra Energy Corp.	224,200	6,510,768
Suncor Energy, Inc.	19,665	595,909
TAG Oil Ltd. (a)	317,500	1,099,127
TAG Oil Ltd. (f)	13,400	46,388
Talisman Energy, Inc.	71,200	894,099
Talisman Energy, Inc. (United States)	35,500	445,170
Tesoro Corp.	407,452	22,915,100
The Williams Companies, Inc.	390,690	13,560,850
Valero Energy Corp.	255,000	11,625,450
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Equity Partners LP	8,300	$ 281,951
WPX Energy, Inc. (a)	222,833	3,162,000
		429,911,422
TOTAL ENERGY		548,306,628
FINANCIALS - 8.2%
Capital Markets - 1.6%
AllianceBernstein Holding LP	20,425	470,388
Ameriprise Financial, Inc.	342,405	23,499,255
Ares Capital Corp.	35,309	653,746
BlackRock, Inc. Class A	6,700	1,606,325
Franklin Resources, Inc.	51,400	7,260,250
Goldman Sachs Group, Inc.	450,857	67,520,344
GP Investments Ltd. (depositary receipt) (a)	350,100	912,658
ICG Group, Inc. (a)	42,509	553,892
Invesco Ltd.	419,200	11,230,368
KKR & Co. LP	51,091	930,878
MLP AG	8,720	72,769
Monex Group, Inc.	1,861	616,385
Morgan Stanley	800,547	18,052,335
Northern Trust Corp.	179,400	9,538,698
Oaktree Capital Group LLC	1,300	64,909
State Street Corp.	215,900	12,217,781
TD Ameritrade Holding Corp.	140,800	2,676,608
The Blackstone Group LP	48,825	922,793
UBS AG (NY Shares)	22,834	361,006
		159,161,388
Commercial Banks - 1.3%
Banco Pine SA rights 3/6/13 (a)	1,914	68
Bank of Ireland (a)	10,500	1,798
CIT Group, Inc. (a)	424,496	17,769,403
Comerica, Inc.	21,300	732,294
Commerce Bancshares, Inc.	26,557	1,011,556
Cullen/Frost Bankers, Inc.	6,692	405,268
Guaranty Trust Bank PLC GDR (Reg. S)	63,753	487,710
KeyCorp	71,100	667,629
M&T Bank Corp.	17,199	1,755,846
PNC Financial Services Group, Inc.	464,927	29,006,796
PT Bank Rakyat Indonesia Tbk	36,500	35,694
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	705,284	$ 5,395,423
SunTrust Banks, Inc.	59,600	1,644,364
Texas Capital Bancshares, Inc. (a)	6,100	257,786
U.S. Bancorp	630,162	21,412,905
Wells Fargo & Co.	1,145,200	40,173,616
Zions Bancorporation	133,100	3,213,034
		123,971,190
Consumer Finance - 0.7%
American Express Co.	560,845	34,856,517
Capital One Financial Corp.	456,590	23,299,788
Cash America International, Inc.	4,509	228,336
Discover Financial Services	242,080	9,327,342
SLM Corp.	94,000	1,783,180
		69,495,163
Diversified Financial Services - 2.3%
Bank of America Corp.	1,136,666	12,764,759
Citigroup, Inc.	1,784,165	74,881,405
CME Group, Inc.	277,560	16,603,639
IntercontinentalExchange, Inc. (a)	98,751	15,288,630
JPMorgan Chase & Co.	1,713,113	83,805,488
McGraw-Hill Companies, Inc.	262,948	12,240,229
MSCI, Inc. Class A (a)	91,330	3,025,763
PICO Holdings, Inc. (a)	127,472	2,741,923
The NASDAQ Stock Market, Inc.	14,900	471,734
		221,823,570
Insurance - 1.6%
ACE Ltd.	16,698	1,425,842
AFLAC, Inc.	31,500	1,573,425
Allied World Assurance Co. Holdings Ltd.	9,300	816,633
Allstate Corp.	333,600	15,352,272
American International Group, Inc. (a)	674,856	25,651,277
Assured Guaranty Ltd.	168,599	3,147,743
Axis Capital Holdings Ltd.	8,412	342,621
Berkshire Hathaway, Inc. Class B (a)	254,782	26,028,529
Everest Re Group Ltd.	940	117,133
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	607,946
Lincoln National Corp.	105,060	3,103,472
Loews Corp.	101,600	4,379,976
Marsh & McLennan Companies, Inc.	593,200	22,031,448
MetLife, Inc.	379,595	13,452,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Progressive Corp.	369,400	$ 8,998,584
Prudential Financial, Inc.	22,800	1,266,996
The Chubb Corp.	119,700	10,058,391
The Travelers Companies, Inc.	18,960	1,524,763
Validus Holdings Ltd.	19,290	687,303
XL Group PLC Class A	486,700	13,939,088
		154,506,289
Real Estate Investment Trusts - 0.7%
American Campus Communities, Inc.	7,200	325,440
American Tower Corp.	205,300	15,931,280
AvalonBay Communities, Inc.	42,300	5,280,309
Beni Stabili SpA SIIQ	1,202,200	762,793
Boston Properties, Inc.	23,100	2,399,628
CBL & Associates Properties, Inc.	77,789	1,768,922
Coresite Realty Corp.	900	29,160
Cousins Properties, Inc.	58,800	571,536
Douglas Emmett, Inc.	37,238	912,703
Education Realty Trust, Inc.	86,900	948,079
General Growth Properties, Inc.	73,100	1,399,134
Lexington Corporate Properties Trust	69,800	799,908
Piedmont Office Realty Trust, Inc. Class A	17,402	342,123
Prologis, Inc.	25,307	985,455
Public Storage	18,300	2,767,143
Retail Properties America, Inc.	2,638	39,042
Simon Property Group, Inc.	90,500	14,376,830
SL Green Realty Corp.	47,528	3,879,235
Vornado Realty Trust	99,000	7,940,790
Westfield Group unit	28,980	331,538
Weyerhaeuser Co.	197,047	5,795,152
		67,586,200
Real Estate Management & Development - 0.0%
Atrium European Real Estate Ltd.	8,024	48,115
CBRE Group, Inc. (a)	146,279	3,535,563
CSI Properties Ltd.	1,060,000	48,520
LEG Immobilien AG	4,522	259,586
Unite Group PLC	6,400	28,166
		3,919,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	39,500	$ 347,995
TOTAL FINANCIALS		800,811,745
HEALTH CARE - 7.8%
Biotechnology - 1.1%
Achillion Pharmaceuticals, Inc. (a)	69,500	562,950
Alexion Pharmaceuticals, Inc. (a)	61,900	5,369,206
Alnylam Pharmaceuticals, Inc. (a)	71,700	1,698,573
Amgen, Inc.	329,475	30,117,310
ARIAD Pharmaceuticals, Inc. (a)	69,292	1,457,211
AVEO Pharmaceuticals, Inc. (a)	15,290	101,984
Biogen Idec, Inc. (a)	76,700	12,758,278
Biovitrum AB (a)	163,558	993,882
Celgene Corp. (a)	65,100	6,717,018
CSL Ltd.	2,411	147,763
Dynavax Technologies Corp. (a)	343,300	700,332
Elan Corp. PLC sponsored ADR (a)	152,700	1,731,618
Gentium SpA sponsored ADR (a)	33,640	280,558
Gilead Sciences, Inc. (a)	740,748	31,637,347
Grifols SA ADR	47,617	1,365,656
Infinity Pharmaceuticals, Inc. (a)	46,240	1,909,250
Insmed, Inc. (a)	11,300	69,608
Intercept Pharmaceuticals, Inc.	6,600	257,532
InterMune, Inc. (a)	16,658	147,756
Isis Pharmaceuticals, Inc. (a)	30,000	441,000
KaloBios Pharmaceuticals, Inc.	40,612	241,235
KaloBios Pharmaceuticals, Inc.	13,400	88,440
KYTHERA Biopharmaceuticals, Inc.	13,450	350,507
Merrimack Pharmaceuticals, Inc.	33,200	212,480
Onyx Pharmaceuticals, Inc. (a)	2,565	193,170
Theravance, Inc. (a)	79,360	1,610,214
Vertex Pharmaceuticals, Inc. (a)	210,085	9,836,180
ZIOPHARM Oncology, Inc. (a)	203,100	899,733
		111,896,791
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	502,160	16,967,986
Align Technology, Inc. (a)	6,737	211,811
Baxter International, Inc.	393,999	26,634,332
Boston Scientific Corp. (a)	144,700	1,069,333
C.R. Bard, Inc.	25,500	2,520,675
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	677,098	$ 43,043,120
DENTSPLY International, Inc.	177,500	7,352,050
Edwards Lifesciences Corp. (a)	55,100	4,734,743
Genmark Diagnostics, Inc. (a)	61,200	638,316
Intuitive Surgical, Inc. (a)	4,300	2,192,527
Nakanishi, Inc.	3,100	374,582
Sirona Dental Systems, Inc. (a)	10,205	724,759
Stryker Corp.	148,250	9,470,210
The Cooper Companies, Inc.	3,300	349,998
Trinity Biotech PLC sponsored ADR	12,542	211,960
Zimmer Holdings, Inc.	74,200	5,562,032
		122,058,434
Health Care Providers & Services - 1.7%
Accretive Health, Inc. (a)	104,700	1,003,026
AmerisourceBergen Corp.	80,800	3,813,760
BioScrip, Inc. (a)	26,700	292,365
Brookdale Senior Living, Inc. (a)	176,940	4,897,699
CIGNA Corp.	20,180	1,179,723
DaVita, Inc. (a)	11,700	1,399,554
Emeritus Corp. (a)	54,400	1,549,856
Express Scripts Holding Co. (a)	529,088	30,110,398
HCA Holdings, Inc.	657,175	24,374,621
McKesson Corp.	303,537	32,214,382
MEDNAX, Inc. (a)	7,030	601,909
Qualicorp SA (a)	82,000	916,773
Quest Diagnostics, Inc.	67,523	3,792,767
UnitedHealth Group, Inc.	578,383	30,914,571
Universal Health Services, Inc. Class B	353,453	20,461,394
WellPoint, Inc.	120,900	7,517,562
		165,040,360
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	131,367	5,449,103
Illumina, Inc. (a)	600	30,078
Life Technologies Corp. (a)	35,300	2,051,989
Thermo Fisher Scientific, Inc.	117,500	8,671,500
		16,202,670
Pharmaceuticals - 3.6%
AbbVie, Inc.	650,464	24,015,131
Actavis, Inc. (a)	128,484	10,941,697
Allergan, Inc.	72,917	7,905,661
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	122,400	$ 334,152
Biodelivery Sciences International, Inc. (a)	111,643	420,894
Bristol-Myers Squibb Co.	195,470	7,226,526
Cadence Pharmaceuticals, Inc. (a)	332,000	1,626,800
Dechra Pharmaceuticals PLC	32,738	347,905
Eli Lilly & Co.	184,800	10,101,168
Endo Health Solutions, Inc. (a)	40,840	1,266,040
Horizon Pharma, Inc.	289,002	609,794
Horizon Pharma, Inc.:
warrants 2/28/17 (a)(h)	23,674	1
warrants 9/25/17 (a)	78,850	4
Impax Laboratories, Inc. (a)	18,669	370,206
Jazz Pharmaceuticals PLC (a)	16,500	959,970
Johnson & Johnson	958,513	72,952,424
Merck & Co., Inc.	2,075,877	88,702,224
Mylan, Inc. (a)	21,625	640,316
Novo Nordisk A/S Series B	11,300	1,975,627
Pacira Pharmaceuticals, Inc. (a)	4,869	106,436
Pfizer, Inc.	3,684,820	100,853,523
Sanofi SA	50,800	4,797,443
Shire PLC	6,800	212,759
Valeant Pharmaceuticals International, Inc. (Canada) (a)	12,000	809,309
Warner Chilcott PLC	58,866	795,280
XenoPort, Inc. (a)	50,644	386,920
Zoetis, Inc. Class A	232,605	7,780,637
		346,138,847
TOTAL HEALTH CARE		761,337,102
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.1%
DigitalGlobe, Inc. (a)	17,813	464,563
Finmeccanica SpA (a)	53,000	260,585
General Dynamics Corp.	8,072	548,654
Honeywell International, Inc.	519,595	36,423,610
L-3 Communications Holdings, Inc.	46,180	3,522,149
Meggitt PLC	252,500	1,741,369
Precision Castparts Corp.	60,579	11,303,436
Textron, Inc.	218,100	6,292,185
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	1,173,465	$ 90,239,459
United Technologies Corp.	543,336	49,199,075
		199,995,085
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	32,600	1,858,852
Expeditors International of Washington, Inc.	39,300	1,526,805
FedEx Corp.	100,448	10,590,233
Pacer International, Inc. (a)	30,543	126,753
United Parcel Service, Inc. Class B	312,108	25,795,726
		39,898,369
Airlines - 0.3%
Copa Holdings SA Class A	2,200	229,724
Delta Air Lines, Inc. (a)	1,393,365	19,883,319
easyJet PLC	10,900	164,862
United Continental Holdings, Inc. (a)	190,900	5,098,939
		25,376,844
Building Products - 0.1%
Armstrong World Industries, Inc.	8,184	418,448
Lennox International, Inc.	9,200	543,444
Masco Corp.	83,825	1,614,470
Owens Corning (a)	64,480	2,502,469
Quanex Building Products Corp.	10,541	209,871
		5,288,702
Commercial Services & Supplies - 0.8%
ADT Corp.	375,966	18,005,012
Cintas Corp.	27,700	1,216,030
Clean Harbors, Inc. (a)	660	33,990
Corrections Corp. of America	24,016	921,014
Iron Mountain, Inc.	144,200	4,974,900
Multiplus SA	43,700	813,552
Republic Services, Inc.	329,841	10,370,201
Stericycle, Inc. (a)	83,100	7,970,952
Swisher Hygiene, Inc. (Canada) (a)	134,900	190,209
Tyco International Ltd.	1,141,502	36,539,479
		81,035,339
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	45,948	1,392,684
FLSmidth & Co. A/S	5,200	355,064
Fluor Corp.	15,427	954,931
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler AG (a)	46,974	$ 1,130,194
MasTec, Inc. (a)	46,295	1,393,017
URS Corp.	9,333	394,413
		5,620,303
Electrical Equipment - 0.2%
Alstom SA	33,928	1,497,161
AMETEK, Inc.	25,750	1,077,123
Eaton Corp. PLC	7,695	476,859
Emerson Electric Co.	143,000	8,108,100
General Cable Corp. (a)	900	29,646
Hubbell, Inc. Class B	10,829	1,006,122
Prysmian SpA	64,571	1,406,978
Regal-Beloit Corp.	30,249	2,337,643
Roper Industries, Inc.	8,000	996,880
		16,936,512
Industrial Conglomerates - 1.1%
3M Co.	201,600	20,966,400
Carlisle Companies, Inc.	11,376	772,089
Danaher Corp.	365,211	22,496,998
General Electric Co.	2,905,953	67,476,229
Koninklijke Philips Electronics NV	14,600	412,470
Reunert Ltd.	13,937	122,914
		112,247,100
Machinery - 1.2%
Actuant Corp. Class A	38,622	1,174,495
Caterpillar, Inc.	110,085	10,168,551
Colfax Corp. (a)	12,370	536,858
Cummins, Inc.	125,000	14,483,750
Deere & Co.	75,000	6,587,250
Dover Corp.	10,173	746,190
Fiat Industrial SpA	106,067	1,289,902
Flowserve Corp.	180,241	28,928,681
GEA Group AG	9,179	326,854
Harsco Corp.	44,012	1,055,408
Illinois Tool Works, Inc.	26,800	1,648,200
Ingersoll-Rand PLC	156,955	8,263,681
Joy Global, Inc.	197,205	12,490,965
Manitowoc Co., Inc.	102,081	1,890,540
Oshkosh Truck Corp. (a)	9,600	370,176
Pall Corp.	17,300	1,179,514
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Parker Hannifin Corp.	196,555	$ 18,570,516
Pentair Ltd.	8,953	476,926
SPX Corp.	10,634	856,143
Stanley Black & Decker, Inc.	70,776	5,570,071
Timken Co.	17,802	967,005
		117,581,676
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	137,608	323,379
Professional Services - 0.1%
CRA International, Inc. (a)	28,656	633,584
Dun & Bradstreet Corp.	4,515	363,909
Korn/Ferry International (a)	1,650	30,542
Manpower, Inc.	7,004	382,418
Randstad Holding NV	37,204	1,581,737
Robert Half International, Inc.	88,200	3,135,510
Towers Watson & Co.	96,291	6,410,092
Verisk Analytics, Inc. (a)	1,300	76,076
		12,613,868
Road & Rail - 0.9%
CSX Corp.	810,680	18,596,999
J.B. Hunt Transport Services, Inc.	12,500	869,000
Norfolk Southern Corp.	516,008	37,694,384
Union Pacific Corp.	225,465	30,913,506
		88,073,889
Trading Companies & Distributors - 0.1%
Fastenal Co.	70,700	3,650,241
Houston Wire & Cable Co.	55,475	645,729
W.W. Grainger, Inc.	15,400	3,487,484
Watsco, Inc.	12,800	996,736
WESCO International, Inc. (a)	19,605	1,448,810
		10,229,000
TOTAL INDUSTRIALS		715,220,066
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	74,180	416,150
Cisco Systems, Inc.	2,894,071	60,341,380
Juniper Networks, Inc. (a)	227,100	4,696,428
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	109,500	$ 6,811,995
QUALCOMM, Inc.	1,321,845	86,752,687
		159,018,640
Computers & Peripherals - 2.3%
Apple, Inc.	396,957	175,216,820
Dell, Inc.	1,248,500	17,416,575
EMC Corp. (a)	713,705	16,422,352
NCR Corp. (a)	49,044	1,352,634
NetApp, Inc. (a)	139,700	4,726,051
Seagate Technology	31,506	1,013,233
Western Digital Corp.	161,862	7,633,412
		223,781,077
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	280,494	19,875,805
Arrow Electronics, Inc. (a)	32,700	1,312,905
Corning, Inc.	423,579	5,341,331
Flextronics International Ltd. (a)	70,261	467,236
Jabil Circuit, Inc.	36,100	676,153
TE Connectivity Ltd.	20,853	836,831
Yokogawa Electric Corp.	34,000	341,504
		28,851,765
Internet Software & Services - 1.6%
Active Network, Inc. (a)	61,200	287,028
Akamai Technologies, Inc. (a)	102,000	3,769,920
Cornerstone OnDemand, Inc. (a)	8,930	302,370
Demandware, Inc.	12,586	332,900
eBay, Inc. (a)	1,029,032	56,267,470
Facebook, Inc. Class A	185,950	5,067,138
Google, Inc. Class A (a)	107,527	86,150,632
Mail.ru Group Ltd.:
GDR (f)	2,400	80,592
GDR (Reg. S)	21,000	705,180
QuinStreet, Inc. (a)	55,273	316,714
SciQuest, Inc. (a)	600	11,490
Velti PLC (a)	274,879	1,011,555
VeriSign, Inc. (a)	98,018	4,489,224
		158,792,213
IT Services - 1.6%
Accenture PLC Class A	166,991	12,417,451
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Amdocs Ltd.	73,225	$ 2,670,516
Automatic Data Processing, Inc.	131,800	8,087,248
Cognizant Technology Solutions Corp. Class A (a)	37,844	2,905,284
EPAM Systems, Inc.	46,395	973,367
ExlService Holdings, Inc. (a)	27,441	830,639
Fidelity National Information Services, Inc.	184,700	6,953,955
Fiserv, Inc. (a)	2,973	244,113
Gartner, Inc. Class A (a)	4,499	223,870
Global Payments, Inc.	6,479	312,353
IBM Corp.	242,020	48,604,877
MasterCard, Inc. Class A	65,253	33,789,308
Sapient Corp. (a)	67,741	760,054
ServiceSource International, Inc. (a)	83,185	525,729
Total System Services, Inc.	4,500	106,920
Unisys Corp. (a)	53,534	1,230,211
Virtusa Corp. (a)	30,500	638,975
Visa, Inc. Class A	191,118	30,318,960
WNS Holdings Ltd. sponsored ADR (a)	19,200	269,952
		151,863,782
Office Electronics - 0.0%
Xerox Corp.	257,900	2,091,569
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	19,000	672,980
ANADIGICS, Inc. (a)	61,049	128,813
Analog Devices, Inc.	23,518	1,063,484
Applied Materials, Inc.	418,400	5,732,080
Applied Micro Circuits Corp. (a)	33,800	268,710
ASML Holding NV	69,932	4,963,773
Atmel Corp. (a)	367,500	2,499,000
Avago Technologies Ltd.	27,731	948,955
Broadcom Corp. Class A	308,972	10,539,035
Cirrus Logic, Inc. (a)	50,762	1,220,318
Freescale Semiconductor Holdings I Ltd. (a)	113,109	1,745,272
Intel Corp.	760,800	15,862,680
KLA-Tencor Corp.	62,500	3,422,500
Linear Technology Corp.	470,796	18,003,239
LSI Corp. (a)	657,660	4,577,314
LTX-Credence Corp. (a)	202,386	1,173,839
MagnaChip Semiconductor Corp. (a)	29,206	459,995
Maxim Integrated Products, Inc.	57,600	1,795,968
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	571,924	$ 4,798,442
Monolithic Power Systems, Inc.	29,514	725,749
NVIDIA Corp.	103,200	1,306,512
NXP Semiconductors NV (a)	56,939	1,840,268
Samsung Electronics Co. Ltd.	2,227	3,171,011
Skyworks Solutions, Inc. (a)	101,979	2,172,153
Texas Instruments, Inc.	427,145	14,680,974
		103,773,064
Software - 1.9%
Activision Blizzard, Inc.	99,997	1,429,957
Adobe Systems, Inc. (a)	16,995	667,904
Autodesk, Inc. (a)	302,250	11,098,620
Check Point Software Technologies Ltd. (a)	122,957	6,456,472
Citrix Systems, Inc. (a)	33,700	2,389,330
Comverse, Inc.	30,100	828,352
Electronic Arts, Inc. (a)	116,961	2,050,326
Jive Software, Inc. (a)	22,445	372,138
MICROS Systems, Inc. (a)	8,400	359,520
Microsoft Corp.	3,269,304	90,886,651
Nuance Communications, Inc. (a)	56,039	1,031,678
Oracle Corp.	1,565,013	53,617,345
Progress Software Corp. (a)	4,400	99,088
Red Hat, Inc. (a)	206,400	10,487,184
salesforce.com, Inc. (a)	7,700	1,302,994
Sourcefire, Inc. (a)	9,890	530,401
Symantec Corp. (a)	47,102	1,104,071
Verint Systems, Inc. (a)	43,281	1,478,912
VMware, Inc. Class A (a)	7,200	517,176
		186,708,119
TOTAL INFORMATION TECHNOLOGY		1,014,880,229
MATERIALS - 1.8%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	52,900	4,567,386
Albemarle Corp.	12,500	813,500
Ashland, Inc.	15,378	1,199,023
Axiall Corp.	21,009	1,188,689
Celanese Corp. Class A	108,900	5,101,965
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	79,177	$ 5,521,012
Ecolab, Inc.	188,300	14,414,365
Innospec, Inc.	11,480	462,070
LyondellBasell Industries NV Class A	158,763	9,306,687
Monsanto Co.	286,861	28,981,567
PetroLogistics LP	23,440	366,133
Potash Corp. of Saskatchewan, Inc.	113,800	4,566,346
PPG Industries, Inc.	64,438	8,677,221
Praxair, Inc.	103,500	11,700,675
Sherwin-Williams Co.	39,200	6,334,328
Spartech Corp. (a)	75,665	746,814
The Dow Chemical Co.	107,300	3,403,556
The Mosaic Co.	54,100	3,167,014
W.R. Grace & Co. (a)	57,919	4,145,842
		114,664,193
Construction Materials - 0.2%
HeidelbergCement Finance AG	9,031	622,770
Lafarge SA (Bearer)	8,000	539,349
Martin Marietta Materials, Inc.	51,100	4,963,343
Vulcan Materials Co.	259,501	13,216,386
		19,341,848
Containers & Packaging - 0.0%
Ball Corp.	66,600	2,957,706
Nampak Ltd.	224,127	762,555
Rock-Tenn Co. Class A	11,300	999,485
		4,719,746
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd. (Canada)	14,700	589,568
Cliffs Natural Resources, Inc.	30,900	786,714
Commercial Metals Co.	95,338	1,554,963
Copper Mountain Mining Corp. (a)	44,400	138,636
Eldorado Gold Corp.	6,400	63,178
First Quantum Minerals Ltd.	22,000	409,813
Freeport-McMoRan Copper & Gold, Inc.	256,400	8,184,288
Goldcorp, Inc.	30,400	992,256
Iluka Resources Ltd.	41,614	447,170
Ivanplats Ltd. (f)	56,700	229,824
Ivanplats Ltd. Class A (h)	170,265	621,127
Newmont Mining Corp.	94,600	3,811,434
Nucor Corp.	116,700	5,257,335
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
POSCO	191	$ 62,119
Randgold Resources Ltd. sponsored ADR	23,300	1,930,871
Reliance Steel & Aluminum Co.	600	39,954
Turquoise Hill Resources Ltd. (a)	297,105	1,898,591
		27,017,841
Paper & Forest Products - 0.1%
Boise Cascade Co.	6,800	184,280
Canfor Corp. (a)	27,000	508,713
International Paper Co.	184,162	8,104,970
		8,797,963
TOTAL MATERIALS		174,541,591
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,198,100	43,023,771
CenturyLink, Inc.	185,503	6,431,389
Frontier Communications Corp.	68,884	285,180
PT Telkomunikasi Indonesia Tbk sponsored ADR	21,454	953,845
Verizon Communications, Inc.	1,439,818	66,994,732
		117,688,917
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR	403,190	8,422,639
Crown Castle International Corp. (a)	109,610	7,650,778
Mobile TeleSystems OJSC sponsored ADR	21,852	452,118
SBA Communications Corp. Class A (a)	33,394	2,374,981
Vodafone Group PLC	301,300	755,720
		19,656,236
TOTAL TELECOMMUNICATION SERVICES		137,345,153
UTILITIES - 1.7%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	165,400	7,739,066
Edison International	770,295	36,997,269
Entergy Corp.	162,000	10,086,120
Exelon Corp.	147,500	4,571,025
FirstEnergy Corp.	97,913	3,865,605
Hawaiian Electric Industries, Inc.	8,989	242,613
ITC Holdings Corp.	326,827	27,623,418
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	45,581	$ 3,275,906
Northeast Utilities	64,983	2,697,444
OGE Energy Corp.	2,200	127,402
		97,225,868
Gas Utilities - 0.0%
Atmos Energy Corp.	8,200	312,994
ONEOK, Inc.	13,740	618,163
		931,157
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	828,722	15,248,485
NRG Energy, Inc.	315,600	7,574,400
The AES Corp.	1,304,533	15,158,673
		37,981,558
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	305,700	6,551,151
CMS Energy Corp.	114,500	3,046,845
Dominion Resources, Inc.	72,100	4,037,600
PG&E Corp.	230,600	9,832,784
Sempra Energy	94,359	7,337,356
TECO Energy, Inc.	132,000	2,277,000
		33,082,736
TOTAL UTILITIES		169,221,319
TOTAL COMMON STOCKS (Cost $4,523,634,903)		5,595,752,771
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	6,500	423,410
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	57,097	5,032,397
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Banco Pine SA	28,969	$ 210,016
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	200	23,038
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,265,451
TOTAL PREFERRED STOCKS (Cost $5,221,599)		5,688,861
Corporate Bonds - 0.0%

Convertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (f)	300,000	315,750
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (h)	686,000	478,032
TOTAL ENERGY		793,782
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	1,540,000	921,113
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Exelixis, Inc. 4.25% 8/15/19	760,000	749,075
InterMune, Inc. 2.5% 12/15/17	250,000	255,875
Theravance, Inc. 2.125% 1/15/23	320,000	315,800
		1,320,750
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc. 3% 10/1/17	430,000	322,769
Corporate Bonds - continued
	Shares	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	350,000	$ 380,625
TOTAL CONVERTIBLE BONDS		3,739,039
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	489,000	659,967
TOTAL CORPORATE BONDS (Cost $4,274,369)		4,399,006
Equity Funds - 39.1%

Large Blend Funds - 33.1%
BBH Core Select Fund Class N	25,606,273	475,764,548
FMI Large Cap Fund	25,533,313	469,557,633
JPMorgan U.S. Large Cap Core Plus Fund Select Class (i)	75,855,001	1,789,419,469
SPDR S&P 500 ETF	3,173,500	480,880,455
TOTAL LARGE BLEND FUNDS		3,215,622,105
Large Growth Funds - 5.1%
Fidelity Advisor New Insights Fund Institutional Class (e)	20,597,299	499,072,556
Sector Funds - 0.9%
Consumer Staples Select Sector SPDR ETF	2,239,075	85,241,585
TOTAL EQUITY FUNDS (Cost $3,127,982,159)		3,799,936,246
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 7/25/13 to 8/22/13 (g) (Cost $949,602)	$ 950,000	949,538
Money Market Funds - 8.0%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (c)	769,172,845	$ 769,172,845
Fidelity Cash Central Fund, 0.16% (b)	6,335,518	6,335,518
TOTAL MONEY MARKET FUNDS (Cost $775,508,363)		775,508,363
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $8,437,570,995)		10,182,234,785
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(457,163,615)
NET ASSETS - 100%		$ 9,725,071,170
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,400 CME E-mini S&P 500 Index Contracts	March 2013	$ 181,596,000	$ 11,235,208

The face value of futures purchased as a percentage of net assets is 1.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Non-income producing - Security is in default.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,961,070 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,720.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,667,160 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 686,000
Halcon Resources Corp.	3/1/12	$ 720,000
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 2,959
Ivanplats Ltd. Class A	10/23/12	$ 824,610
(i) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which included both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,789
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 447,570,177	$ 33,406,781	$ 40,000,000	$ 464,561	$ 499,072,556
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 753,496,135	$ 753,496,134	$ -	$ 1
Consumer Staples	525,625,200	524,161,130	1,464,070	-
Energy	548,306,628	548,306,628	-	-
Financials	801,021,761	801,019,895	1,866	-
Health Care	761,360,140	754,133,071	7,227,069	-
Industrials	715,220,066	714,807,596	412,470	-
Information Technology	1,015,303,639	1,015,303,639	-	-
Materials	174,541,591	173,858,345	683,246	-
Telecommunication Services	137,345,153	136,589,433	755,720	-
Utilities	169,221,319	169,221,319	-	-
Corporate Bonds	4,399,006	-	4,399,006	-
Equity Funds	3,799,936,246	3,799,936,246	-	-
U.S. Government and Government Agency Obligations	949,538	-	949,538	-
Money Market Funds	775,508,363	775,508,363	-	-
Total Investments in Securities:	$ 10,182,234,785	$ 10,166,341,799	$ 15,892,985	$ 1
Derivative Instruments:
Assets
Futures Contracts	$ 11,235,208	$ 11,235,208	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $8,456,926,489. Net unrealized appreciation aggregated $1,725,308,296, of which $1,791,757,642 related to appreciated investment securities and $66,449,346 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 29, 2013